UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 31, 2017

Steven I. Koszalka

American High-Income Municipal Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Short-Term Tax-Exempt Bond Fund®

Limited Term Tax-Exempt Bond Fund of America®

The Tax-Exempt Bond Fund of America®

American High-Income Municipal Bond Fund®

The Tax-Exempt Fund of California®

American Funds Tax-Exempt Fund of New York®

Annual reports for the year ended July 31, 2017

Invest in
municipal bonds
for tax-advantaged
income.

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

Each fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted (maximum 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York), the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2017 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated October 1, 2017 (unaudited):

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	10 years/Lifetime*	expense ratios

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	–2.14%	0.27%	1.04%	0.59%
Limited Term Tax-Exempt Bond Fund of America	–2.55	1.15	2.93	0.59

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	–4.47	2.60	3.85	0.53
American High-Income Municipal Bond Fund	–3.57	4.43	4.26	0.67
The Tax-Exempt Fund of California	–4.64	2.96	4.09	0.60
American Funds Tax-Exempt Fund of New York	–4.89	2.16	3.36	0.74 †

*	Applicable only to American Funds Tax-Exempt Fund of New York, which began operations on 11/1/10. All other funds reflect 10-year results.

†	The net expense ratio for American Funds Tax-Exempt Fund of New York is 0.69% as of the prospectus dated October 1, 2017 (unaudited).

For other share class results, visit americanfunds.com.

The 10-year investment result for American Funds Short-Term Tax-Exempt Bond Fund includes the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore is not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of that period. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Fund of New York. Investment results and the net expense ratio reflect the reimbursement, without which the results would have been lower and the expense ratio would have been higher. This reimbursement will be in effect through at least October 1, 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit americanfunds.com for more information.

A summary of each fund’s 30-day yield can be found on page 3.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Individual funds are listed in this report according to their risk potential, with the lowest risk funds listed first.

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

17	American Funds Short-Term Tax-Exempt Bond Fund

24	Limited Term Tax-Exempt Bond Fund of America

30	The Tax-Exempt Bond Fund of America

37	American High-Income Municipal Bond Fund

43	The Tax-Exempt Fund of California

49	American Funds Tax-Exempt Fund of New York

54	Financial statements

98	Boards of trustees and other officers

Fellow investors:

This report covers the results of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York for the 12 months ended July 31, 2017, the conclusion of the funds’ fiscal year.

The municipal bond market ended in modestly positive territory, suggesting an uneventful fiscal year. In fact, the 12 months included a sharp selloff shortly after the U.S. presidential election and a solid rebound in the second half. Against this backdrop, total returns ranged from 0.76% for American High-Income Municipal Bond Fund to –0.39% for American Funds Tax-Exempt Fund of New York. (See pages 4 through 16 for additional fund specific results and information.)

Economic and market overview

Broadly speaking, municipal bond returns ended the fiscal year slightly higher, as a second-half rally reversed earlier declines. The Bloomberg Barclays Municipal Bond Index, a broad measure of the investment-grade market (bonds rated BBB/Baa and above), posted a 0.26% total return. During the first half of the fiscal year, volatility was driven largely by expectations for tax cuts, greater infrastructure spending and widespread regulatory reductions under the Trump administration. Bond prices were further pressured by upbeat economic news, which helped drive investor enthusiasm for riskier assets. Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, reached a series of record highs during the 12 months, posting a 16.04% total return.

By January, bonds prices in both the taxable and municipal markets began to improve as falling oil prices led to lower-than-expected inflation reports. Long-term interest rates followed suit, declining modestly as consumer prices slipped in the closing weeks of the period. This further bolstered bond prices. For the fiscal year, yields across fixed income markets finished higher, with much of the rise occurring in the weeks following the U.S. presidential election. The yield on the benchmark 10-year Treasury note ended the period at 2.30%, up overall but slightly lower than at the start of the calendar year. Gross Domestic Product (GDP) rose at an annualized pace of 1.4% in the first quarter of 2017, down from the 1.6% rate of growth in 2016.

The Federal Reserve raised short-term interest rates three times over the funds’ fiscal year. The Fed has embarked on what’s expected to be a series of gradual rate hikes, indicating central bank officials are confident about the labor market, domestic inflation expectations and a gradual economic recovery outside the U.S. In July the Fed signaled that reduction of its balance sheet could begin soon.

After reaching an all-time high in 2016, municipal bond issuance has slowed since the start of 2017, largely due to a decline in refinancings. As of July 31, year-to-date volume was $223 billion, down 18% from the same period in 2016. Despite some headwinds, municipal bond fund flows have been solidly positive since January 1. Year-to-date industry fund inflows stood at about $15 billion as of July 26, according to data from the Investment Company Institute. These conditions helped support the market rebound.

Puerto Rico and Illinois continued to make headlines. In July, Illinois narrowly avoided

American Funds Tax-Exempt Funds	1

becoming America’s first state with a junk credit rating when lawmakers passed a budget for the first time in two years as part of a package that included a highly contested income tax hike. We remind investors that the fiscal challenges faced by Illinois and Puerto Rico are not representative of the risk profile of the broader tax-exempt bond market. It is important to note that a number of individual bonds in Puerto Rico and Illinois generated gains during the period.

Higher yielding municipal bonds outpaced investment-grade issues. The Bloomberg Barclays High Yield Municipal Bond Index rose 1.22% for the year. In general, longer term bonds tended to outpace shorter duration bonds. Revenue bonds, which support essential services such as water, sewer and electric utilities, generated greater returns than general obligation bonds overall.

Given that fund managers viewed the broad municipal market as richly valued at the start of the fiscal year, most of the funds covered in this report maintained relatively short duration positions throughout the 12 months. This resulted in a modest drag on relative results during the second-half rally.

Looking ahead

Although the future of the Trump administration’s pro-growth agenda remains in question, the outlook for the U.S. economy is positive. GDP growth is expected to stay in the 2.0% to 2.5% range. Although inflation softened in recent months, it is expected to pick up later this year and remain roughly in line with the Fed’s 2% inflation target. Given these favorable conditions, the Fed is likely to proceed with its stated plan to gradually increase short-term interest rates. That said, we expect that any rise in long-term rates will be tempered by persistent external pressures — including extremely low-to-negative interest rates in international markets.

While municipal bond prices have not returned to the lofty levels of July 2016, valuations are relatively rich, particularly among investment-grade bonds and at the short end of the yield curve. Given these conditions, and considering recent Fed action and healthy flows into municipal bond funds, we are taking a somewhat cautious approach to the market going forward, while seeking to invest in what we believe are solid credits when opportunities arise. Through thorough credit research and careful macro-economic analysis we are working diligently to strike an appropriate balance between risk and potential reward.

We thank you for the confidence you have placed in us and endeavor to be responsible stewards of your capital.

We look forward to reporting back to you in six months.

Sincerely,

Neil L. Langberg

President, American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California

Jerry H. Solomon

President, American Funds Tax-Exempt Fund of New York

Karl J. Zeile

President, American High-Income Municipal Bond Fund

September 14, 2017

For current information about the funds, visit americanfunds.com.

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. S&P source: S&P Dow Jones Indices LLC.

Why your annual report has a different look

You have probably noticed that this annual report doesn’t look like the glossier reports of the past. After surveying a large, representative sample of our investors, we have decided to make a few key changes to these documents and have adjusted the look and feel of our reports (e.g., paper stock and design standards) to reflect the prevailing industry norm. These changes will reduce costs and the amount of paper we consume.

You also told us that we should be considering ways to deliver the valuable perspective of our investment professionals to you digitally. We are in the process of building our digital investor education content on our website, which will provide a platform for investment professionals to communicate with investors using the channels that you access more often.

If you have not already done so, you can elect to receive your annual reports electronically. Once you do, you will receive an email notification as soon as the documents are available. To learn more, visit americanfunds.com/gopaperless. ■

2	American Funds Tax-Exempt Funds

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield and 12-month distribution rate for Class A shares as of August 31, 2017. Both measures reflect the 2.50%/3.75% maximum sales charge. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ. The equivalent taxable yield assumes a 43.4% tax rate.1

	SEC	Equivalent		12-month
Class A shares	30-day yield	taxable yield		distribution rate

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	0.94%	1.66%		1.13%
Limited Term Tax-Exempt Bond Fund of America	1.12	1.98		1.97

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	1.84	3.25		2.95
American High-Income Municipal Bond Fund	2.74	4.84		3.56
The Tax-Exempt Fund of California	1.52	3.10	[2]	2.87
American Funds Tax-Exempt Fund of New York	1.623	3.14	[4]	2.42

[1]	Based on 2017 federal tax rates. For the year 2017, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[2]	For investors in the 50.93% federal and California state tax bracket.
[3]	The SEC 30-day yield for American Funds Tax-Exempt Fund of New York is 1.63% with the fund’s reimbursement.
[4]	For investors in the 48.39% federal, New York state and New York City tax bracket.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income (such as distributions from gains on the sale of certain bonds purchased at less than par value, for The Tax-Exempt Bond Fund of America), as well as capital gain distributions, may be taxable. High-yield/lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade/higher rated bonds. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are more susceptible to factors adversely affecting issuers of each state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Tax-Exempt Funds	3

American Funds Short-Term Tax-Exempt Bond Fund

The fund registered a total return of 0.46% for the fiscal year, outpacing the 0.36% return of the Lipper Short Municipal Debt Funds Average, a peer group measure. However, the fund lagged the 0.63% increase posted by the Bloomberg Barclays Municipal Short 1–5 Years Index.

The fund paid monthly dividends totaling 11.6 cents a share for the 12 months. This amounts to a federally tax-exempt income return of 1.15% for investors who reinvested dividends. This is equivalent to a taxable income return of 2.02% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

In a period of rising, albeit relatively low rates, the fund’s managers sought to provide relative stability. The fund maintained its focus on high-quality issues of shorter duration. Among the fund’s more significant contributors were revenue bonds supporting single-family housing projects and higher education facilities.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 1.12% tax-exempt distribution rate3 as of July 31, 2017.

						The fund’s tax-exempt
If your taxable income is …				… then your federal		distribution rate of 1.12% is
Single		Joint		tax rate is …		equivalent to a taxable rate of …

$0 –	9,275	$0 –	18,550	10.0%		1.24%
9,276 –	37,650	18,551 –	75,300	15.0		1.32
37,651 –	91,150	75,301 –	151,900	25.0		1.49
91,151 –	190,150	151,901 –	231,450	28.0		1.56
190,151 –	413,350	231,451 –	413,350	36.8	[1]	1.77
413,351 –	415,050	413,351 –	466,950	38.8	[1]	1.83
Over 415,050		Over 466,950		43.4	[1]	1.98

[1]	For the year 2017, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2017 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2017. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

4	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Consists of the Lipper Tax-Exempt Money Market Funds Index through July 31, 2009 (the period ended prior to the fund’s conversion from a tax-exempt money market fund to a short-term tax-exempt bond fund), and the Bloomberg Barclays Municipal Short 1–5 Years Index thereafter. Results of the Lipper Tax-Exempt Money Market Funds Index do not reflect any sales charges. Source: Thomson Reuters Lipper. The Bloomberg Barclays index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.
[3]	Prior to August 7, 2009, the fund was operated as a money market fund and did not have an initial sales charge.
[4]	In 2009, the fund changed its fiscal year-end from September 30 to July 31.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2017*

	1 year	5 years	10 years

Class A shares	–2.03%	0.26%	1.04%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

The 10-year investment result includes the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore is not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of that period. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	5

Limited Term Tax-Exempt Bond Fund of America

The fund generated a total return of 0.34% for the 12 months ended July 31, a result that bested the –0.10% total return of the Lipper Short-Intermediate Municipal Debt Funds Average, a peer group measure. The fund lagged the 0.66% result of the Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index.

The fund paid monthly dividends totaling 32 cents a share for the fiscal year. Those individuals who reinvested dividends received a federally tax-exempt income return of 2.01%. This is equivalent to a taxable income return of 3.55% for investors in the 43.4%1 maximum federal tax bracket.

The fund focuses primarily on investment-grade bonds (those rated BBB/Baa and above). The fund’s managers positioned the portfolio fairly conservatively, seeking to maintain a relatively short duration. This approach slightly held back returns in relative terms, particularly during the second-half rally.

Among the fund’s largest contributors were revenue bonds supporting single-family housing units and airports.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 1.98% tax-exempt distribution rate3 as of July 31, 2017.

					The fund’s tax-exempt
If your taxable income is …				… then your federal	distribution rate of 1.98% is
Single		Joint		tax rate is …	equivalent to a taxable rate of …

$0 –	9,275	$0 –	18,550	10.0%	2.20%
9,276 –	37,650	18,551 –	75,300	15.0	2.33
37,651 –	91,150	75,301 –	151,900	25.0	2.64
91,151 –	190,150	151,901 –	231,450	28.0	2.75
190,151 –	413,350	231,451 –	413,350	36.81	3.13
413,351 –	415,050	413,351 –	466,950	38.81	3.24
Over 415,050		Over 466,950		43.41	3.50

[1]	For the year 2017, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2017 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2017. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.* Thus, the net amount invested was $9,750. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

6	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

*	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
†	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2017*

	1 year	5 years	10 years

Class A shares	–2.16%	1.07%	2.93%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	7

The Tax-Exempt Bond Fund of America

The fund logged a total return of –0.09% during the fiscal year, a result that trailed the 0.26% return of the Bloomberg Barclays Municipal Bond Index. However, the fund outpaced the –0.23% total return of the Lipper General & Insured Municipal Debt Funds Average, a peer group measure.

During the period, the fund paid monthly dividends totaling 40 cents a share, amounting to a federally tax-exempt income return of 3.03% for investors who reinvested dividends. This is equivalent to a taxable income return of 5.35% for investors in the 43.4%1 maximum federal tax bracket. The fund does not invest in bonds subject to the Alternative Minimum Tax (AMT).

The fund’s managers approached the market with relative caution during the year, focusing on minimizing risk in a rising-rate environment. They continue to seek out opportunities for incremental yield through deep credit research while remaining mindful of improving economic conditions and the potential for rising interest rates. As of June 30, about 90.2% of the portfolio consisted of revenue bonds. The largest concentrations were in holdings backing health care and housing initiatives.

Holdings of bonds supporting corporates and hospitals held back returns during the period.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.97% tax-exempt distribution rate3 as of July 31, 2017.

						The fund’s tax-exempt
If your taxable income is …				… then your federal		distribution rate of 2.97% is
Single		Joint		tax rate is …		equivalent to a taxable rate of …

$0 –	9,275	$0 –	18,550	10.0%		3.30%
9,276 –	37,650	18,551 –	75,300	15.0		3.49
37,651 –	91,150	75,301 –	151,900	25.0		3.96
91,151 –	190,150	151,901 –	231,450	28.0		4.13
190,151 –	413,350	231,451 –	413,350	36.8	[1]	4.70
413,351 –	415,050	413,351 –	466,950	38.8	[1]	4.85
Over 415,050		Over 466,950		43.4	[1]	5.25

[1]	For the year 2017, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2017 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2017. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.* Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

8	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

*	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
†	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2017*

	1 year	5 years	10 years

Class A shares	–3.82%	2.38%	3.87%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	9

American High-Income Municipal Bond Fund

The fund registered a total return of 0.76% for the fiscal year. This result exceeded both the 0.26% gain of the Bloomberg Barclays Municipal Bond Index, a measure of the investment-grade municipal market, and the 0.23% total return of the Lipper High Yield Municipal Debt Funds Average, a measure of the fund’s peer group. However, the fund’s result trailed the 1.22% total return of the Bloomberg Barclays High Yield Municipal Bond Index.

For the 12 months, the fund paid monthly dividends totaling 59 cents a share, amounting to a federally tax-exempt income return of 3.69% for investors who reinvested dividends. This is equivalent to a taxable income return of 6.52% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

Aided by strong credit research, the fund’s managers avoided investments in some of the more volatile bonds during the year, including certain Puerto Rico-related issues and select corporate offerings. Holdings backing higher education and senior living facilities, as well as tobacco bonds, were among the most beneficial to fund returns.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.60% tax-exempt distribution rate3 as of July 31, 2017.

						The fund’s tax-exempt
If your taxable income is …				… then your federal		distribution rate of 3.60% is
Single		Joint		tax rate is …		equivalent to a taxable rate of …

$0 –	9,275	$0 –	18,550	10.0%		4.00%
9,276 –	37,650	18,551 –	75,300	15.0		4.24
37,651 –	91,150	75,301 –	151,900	25.0		4.80
91,151 –	190,150	151,901 –	231,450	28.0		5.00
190,151 –	413,350	231,451 –	413,350	36.8	[1]	5.70
413,351 –	415,050	413,351 –	466,950	38.8	[1]	5.88
Over 415,050		Over 466,950		43.4	[1]	6.36

[1]	For the year 2017, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2017 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2017. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.* Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

10	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

*	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
†	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2017*

	1 year	5 years	10 years

Class A shares	–3.01%	4.17%	4.32%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	11

The Tax-Exempt Fund of California

The fund posted a decline of –0.22% for the fiscal year. This result bested the –0.57% total return of the Lipper California Municipal Debt Funds Average, a peer group measure. However, the fund trailed the 0.07% return of the Bloomberg Barclays California Municipal Index.

For the period, the fund paid monthly dividends totaling 53 cents a share. Those investors who reinvested dividends received an income return of 2.96%. This is equivalent to a taxable income return of 6.03% for investors in the 50.93%1 effective combined federal and California state tax bracket.

The fund’s managers have a constructive outlook on the California municipal market. Thanks to recent tax increases and strong wealth generation in the state, particularly from Silicon Valley, the state’s finances appear quite healthy. In addition, higher tax rates have driven demand for sources of tax-exempt income. While spreads on California municipal bonds have tightened across the spectrum, the fund’s managers believe many areas of the market are fairly valued. The fund’s focus on revenue bonds slightly dampened returns in relative terms, as general obligation bonds generated strong returns during the period.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Tax-exempt yields vs. taxable yields

Find your estimated 2017 taxable income below to determine your combined federal and California tax rate,* then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.90% tax-exempt distribution rate† at July 31, 2017.

				… then your combined	The fund’s tax-exempt
If your taxable income is …				federal and California	distribution rate of 2.90% is
Single		Joint		state tax rate is …	equivalent to a taxable rate of …

$0 –	8,015	$0 –	16,030	10.90%	3.25%
8,016 –	9,325	16,031 –	18,650	11.80	3.29
9,326 –	19,001	18,651 –	38,002	16.70	3.48
19,002 –	29,989	38,003 –	59,978	18.40	3.55
29,990 –	37,950	59,979 –	75,900	20.10	3.63
37,951 –	41,629	75,901 –	83,258	29.50	4.11
41,630 –	52,612	83,259 –	105,224	31.00	4.20
52,613 –	91,900	105,225 –	153,100	31.98	4.26
91,901 –	191,650	153,101 –	233,350	34.70	4.44
191,651 –	268,750	233,351 –	416,700	42.68	5.06
268,751 –	322,499	–		43.31	5.12
322,500 –	416,700	–		43.94	5.17
–		416,701 –	470,700	44.49	5.22
416,701 –	418,400	–		45.72	5.34
–		470,701 –	537,500	48.66	5.65
–		537,501 –	644,998	49.23	5.71
418,401 –	537,498	644,999 –	1,000,000	49.80	5.78
537,499 –	1,000,000	1,000,001 –	1,074,996	50.36	5.84
Over 1,000,000		Over 1,074,996		50.93	5.91

*	Based on 2017 federal and 2016 California tax rates. (State rates from 1.0% to 13.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.
†	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2017. Capital gains distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.* Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

12	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

*	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
†	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2017*

	1 year	5 years	10 years

Class A shares	–3.96%	2.76%	4.11%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	13

American Funds Tax-Exempt Fund of New York

The fund declined –0.39%, trailing the 0.34% gain of the Bloomberg Barclays New York Municipal Index. By way of comparison, the Lipper New York Municipal Debt Funds Average, a peer group measure, fell –0.18%.

The fund paid monthly dividends totaling 27 cents a share for the year. This represents an income return of 2.48% for those who reinvested dividends. For investors in the 48.39%1 combined effective federal, New York state and New York City tax bracket, this is equivalent to a taxable income return of 4.81%.

Revenue bonds supporting hospital facilities and miscellaneous tax bonds were among those holdings that detracted from the fund’s overall total return.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Tax-exempt yields vs. taxable yields

Find your estimated 2017 taxable income below to determine your combined federal and New York state tax rate,2,3 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.43% tax-exempt distribution rate4 at July 31, 2017.

				… then your combined		The fund’s tax-exempt
If your taxable income is …				federal and New York		distribution rate of 2.43% is
Single		Joint		state tax rate is …		equivalent to a taxable rate of …

$0 –	8,450	$0 –	17,050	13.60%		2.81%
8,451 –	9,325	17,051 –	18,650	14.05		2.83
9,326 –	11,650	18,651 –	23,450	18.83		2.99
11,651 –	13,850	23,451 –	27,750	19.46		3.02
13,851 –	21,300	27,751 –	42,750	20.02		3.04
21,301 –	37,950	42,751 –	75,900	20.48		3.06
37,951 –	80,150	75,901 –	153,100	29.84		3.46
80,151 –	91,900	–		29.99		3.47
–		153,101 –	160,500	32.64		3.61
91,901 –	191,650	160,501 –	233,350	32.79		3.62
191,651 –	214,000	233,351 –	321,050	41.00	[1]	4.12
214,001 –	416,700	321,051 –	416,700	41.13	[1]	4.13
416,701 –	418,400	416,701 –	470,700	42.99	[1]	4.26
418,401 –	1,070,350	470,701 –	2,140,900	47.28	[1]	4.61
Over 1,070,350		Over 2,140,900		48.39	[1]	4.71

[1]	For the year 2017, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 48.39% marginal tax rate on their investment income.
[2]	Income generated by the fund’s investments is also generally exempt from New York City taxes, offering additional tax advantages to New York City residents.
[3]	State rates from 4.00% to 8.82% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets. The effective combined tax rates assume full deductibility of state taxes.
[4]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2017. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.* Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

14	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

(for the period November 1, 2010, to July 31, 2017, with dividends reinvested)

*	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
†	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2017*

	1 year	5 years	Lifetime

Class A shares	–4.09%	1.92%	3.43%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least October 1, 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	15

Results at a glance

For periods ended July 31, 2017, with distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime*

American Funds Short-Term Tax-Exempt Bond Fund (Class A shares)	0.46%	0.77%	—	1.32%
Bloomberg Barclays Municipal Short 1–5 Years Index	0.63	1.23	2.68%	1.82
Lipper Short Municipal Debt Funds Average	0.36	0.63	1.54	1.19

Limited Term Tax-Exempt Bond Fund of America (Class A shares)	0.34	1.58	3.19	3.96
Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index	0.66	1.99	3.67	4.22
Lipper Short-Intermediate Municipal Debt Funds Average	–0.10	1.24	2.65	3.48

The Tax-Exempt Bond Fund of America (Class A shares)	–0.09	3.17	4.27	6.49
Bloomberg Barclays Municipal Bond Index	0.26	3.10	4.60	—	†
Lipper General & Insured Municipal Debt Funds Average	–0.23	2.89	3.97	6.25

American High-Income Municipal Bond Fund (Class A shares)	0.76	4.97	4.72	5.59
Bloomberg Barclays Municipal Bond Index	0.26	3.10	4.60	5.43
Bloomberg Barclays High Yield Municipal Bond Index	1.22	4.88	4.49	—	†
Lipper High Yield Municipal Debt Funds Average	0.23	4.27	3.83	5.08

The Tax-Exempt Fund of California (Class A shares)	–0.22	3.55	4.50	5.56
Bloomberg Barclays California Municipal Index	0.07	3.57	4.82	—	†
Lipper California Municipal Debt Funds Average	–0.57	3.55	4.29	5.56

American Funds Tax-Exempt Fund of New York (Class A shares)	–0.39	2.70	—	4.02
Bloomberg Barclays New York Municipal Index	0.34	3.13	4.57	3.90
Lipper New York Municipal Debt Funds Average	–0.18	2.71	3.82	3.55

*	Since 8/7/09 (American Funds Short-Term Tax-Exempt Bond Fund), 10/6/93 (Limited Term Tax-Exempt Bond Fund of America), 10/3/79 (The Tax-Exempt Bond Fund of America), 9/26/94 (American High-Income Municipal Bond Fund), 10/28/86 (The Tax-Exempt Fund of California) and 11/1/10 (American Funds Tax-Exempt Fund of New York).
†	This index did not exist at the fund’s inception.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

16	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

Summary investment portfolio July 31, 2017

Bonds, notes & other debt instruments 88.31%	Principal amount (000)	Value (000)
Alabama 2.18%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	$7,500	$8,128
Other securities		13,699
		21,827

California 9.67%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.72% 2045 (put 2023)[1]	6,600	6,657
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 1.52% 2047 (put 2019)[1]	3,000	3,016
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-A-1, (SIFMA Municipal Swap Index + 0.90%) 1.72% 2045 (put 2023)[1]	1,250	1,261
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 1.42% 2034 (put 2020)[1]	2,000	2,010
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-C, 1.00% 2053 (put 2019)	5,000	4,963
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	2,200	2,575
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-B, 5.00% 2043 (put 2017)	1,145	1,155
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	1,500	1,670
Infrastructure and Econ. Dev. Bank, Ref. Rev. Bonds (Pacific Gas and Electric Company), Series 2008-F, 1.75% 2026 (put 2022)	3,070	3,091
Other securities		70,272
		96,670

Connecticut 1.83%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	810	860
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	1,255	1,329
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	2,000	2,174
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D, 4.00% 2047	700	767
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, 4.00% 2044	1,200	1,269
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	500	510
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	3,025	3,195
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	1,830	1,934
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2016-A-1, 4.00% 2045	1,300	1,395
Other securities		4,873
		18,306

Florida 3.77%
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	7,450	7,981
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B, 1.65% 2029 (put 2019)	1,500	1,510
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2013-B-1, 1.375% 2038 (put 2019)	2,225	2,230
Health Facs. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2001-A-2, 4.00% 2036 (put 2019)	1,500	1,565
Other securities		24,390
		37,676

Georgia 1.76%
Dev. Auth. Of Floyd County, Pollution Control Rev. Bonds (Georgia Power Company Plant Hammond Project), 2.35% 2022 (put 2020)	4,000	4,039
Other securities		13,592
		17,631

American Funds Tax-Exempt Funds	17

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois 8.40%
Build Bonds (Sales Tax Rev. Bonds), Series June 2013, 5.00% 2020	$6,300	$6,840
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	3,000	3,215
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 1998-B, 1.65% 2025 (put 2019)	10,390	10,468
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	1,250	1,250
Housing Dev. Auth., Multi-Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 1.82% 2050 (put 2025)[1]	5,525	5,464
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	3,620	4,124
Other securities		52,605
		83,966

Indiana 2.15%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 1.75% 2031 (put 2015)	500	501
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-5, 2.00% 2027 (put 2017)	2,615	2,615
Hobart Building Corp. (Lake County), First Mortgage Bonds, Series 2006, National insured, 6.50% 2029 (preref. 2020)	6,000	6,792
Other securities		11,534
		21,442

Kentucky 0.53%
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 112), Series 2016-B, 5.00% 2022	4,500	5,254

Maine 0.73%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	4,525	4,738
Other securities		2,584
		7,322

Maryland 1.86%
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2017-B, 5.00% 2021	4,500	5,126
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,930	4,070
Other securities		9,379
		18,575

Massachusetts 3.82%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2014-M-3, (SIFMA Municipal Swap Index + 0.55%) 1.37% 2038 (put 2018)[1]	8,260	8,264
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	1,145	1,219
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	725	776
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	1,240	1,329
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	920	984
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	955	1,008
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 160, AMT, 3.75% 2034	345	349
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	390	396
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	1,260	1,278
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	775	831
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	4,200	4,484
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 2043	800	872
Other securities		16,351
		38,141

Michigan 3.30%
State Hospital Fin. Auth., Project Rev. Ref. Bonds (Ascension Health Credit Group), Series 2010-F3, 1.40% 2047 (put 2018)	1,500	1,504
Other securities		31,501
		33,005

18	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Minnesota 1.34%
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	$440	$460
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	630	652
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	700	714
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	1,005	1,067
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	7,765	8,254
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	810	862
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	830	873
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	240	258
Other securities		273
		13,413

Nebraska 1.51%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	6,700	7,242
Other securities		7,841
		15,083

Nevada 1.60%
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	5,500	5,546
Other securities		10,432
		15,978

New Jersey 2.60%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	4,000	4,195
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,530
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,088
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2020	750	822
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2021	2,000	2,232
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 5.00% 2018	2,250	2,349
Other securities		10,791
		26,007

New York 8.89%
Dev. Auth., Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2029	4,300	5,272
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2020	2,000	2,200
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-D, 5.00% 2028	2,500	3,066
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2019	750	800
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2020	2,000	2,247
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.40% 2039 (put 2020)[1]	6,250	6,282
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.527% 2032 (put 2021)[1]	4,000	4,043
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	1,530	1,593
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	2,800	2,922
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	2,905	3,135
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	1,000	1,061
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	640	677
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	2,450	2,622
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	2,075	2,184
City of New York, G.O. Bonds, Fiscal 2004, Series 2014-A-6, (SIFMA Municipal Swap Index + 0.50%) 1.32% 2031[1]	2,500	2,497

American Funds Tax-Exempt Funds	19

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City of New York, G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.37% 2025[1]	$6,000	$5,994
City of New York, G.O. Bonds, Series 2012-I, 5.00% 2018	1,000	1,041
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2020	1,500	1,671
New York City, Housing Dev. Corp., Multi-Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	5,250	5,278
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	4,700	5,025
Other securities		29,195
		88,805

North Dakota 1.02%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	4,605	4,926
Other securities		5,250
		10,176

Ohio 1.43%
Solid Waste Disposal Rev. Bonds (Waste Management Inc. Project), Series 2002, AMT, 1.70% 2022 (put 2018)	2,500	2,504
Other securities		11,817
		14,321

Oregon 1.25%
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, (SIFMA Municipal Swap Index + 0.88%) 1.70% 2020 (put 2017)[1]	1,500	1,500
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, (SIFMA Municipal Swap Index + 1.00%) 1.82% 2022 (put 2018)[1]	3,000	3,015
Other securities		7,938
		12,453

Pennsylvania 3.45%
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 1.25% 2045 (put 2016)[1]	2,000	2,000
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 1.25% 2045 (put 2017)[1]	1,300	1,300
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	4,000	4,077
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	1,600	1,676
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	6,585	6,884
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	860	907
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	920	973
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	3,290	3,522
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123A, AMT, 4.00% 2039	1,700	1,826
Turnpike Commission, Turnpike Rev. Bonds, Series 2016, 5.00% 2021	3,500	3,939
Other securities		7,372
		34,476

South Carolina 1.01%
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2022	3,395	3,916
Other securities		6,218
		10,134

Tennessee 1.70%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	700	738
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	500	524
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	1,180	1,232
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	580	610
Housing Dev. Agcy., Residential Fin. Program Bonds, 4.00% 2046	430	462

20	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 2038	$1,110	$1,140
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	1,105	1,164
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 2039	1,660	1,756
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	1,270	1,350
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	955	1,019
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	900	954
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	1,490	1,613
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-B2, 4.00% 2042	2,600	2,837
Other securities		1,537
		16,936

Texas 7.66%
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 5.00% 2020	6,000	6,597
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, (SIFMA Municipal Swap Index + 0.80%) 1.62% 2050 (put 2019)[1]	4,095	4,111
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, 5.00% 2018	2,000	2,041
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2009-A, 5.25% 2024 (preref. 2019)	1,100	1,170
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2018)	1,625	1,635
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	5,500	5,604
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, (SIFMA Municipal Swap Index + 0.38%) 1.20% 2033 (put 2018)[1]	6,000	6,000
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, (SIFMA Municipal Swap Index + 0.38%) 1.20% 2041 (put 2018)[1]	6,500	6,507
Other securities		42,855
		76,520

Washington 2.68%
Econ. Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, 2.125% 2020[2]	5,000	5,064
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2012-B, 4.00% 2042 (put 2021)	250	274
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-A, 5.00% 2018	500	523
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	2,550	2,900
Other securities		18,010
		26,771

Wisconsin 2.31%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)	1,000	1,050
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	4,500	4,954
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	3,280	3,474
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	6,635	6,964
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,490
Other securities		5,117
		23,049

American Funds Tax-Exempt Funds	21

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Other states & U.S. territories 9.86%
Other securities		$98,468

Total bonds, notes & other debt instruments (cost: $877,159,000)		882,405

Short-term securities 12.10%
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 0.64% 2035[1]	$1,800	1,800
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-E, JPMorgan Chase LOC, 0.63% 2026[1]	15,600	15,600
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2017-A, 5.00% 6/27/2018	5,000	5,187
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.71% 2035[1]	5,000	5,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 0.71% 2022[1]	5,000	5,000
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2009-B, 0.94% 10/5/2017	6,000	6,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.72% 2030[1]	3,500	3,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.77% 2030[1]	1,000	1,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.77% 2030[1]	5,100	5,100
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 0.72% 2035[1]	1,000	1,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.72% 2035[1]	2,000	2,000
State of Nebraska, Hospital Auth. No. 2 of Douglas County, Health Facs. Rev. Ref. Bonds (Children’s Hospital Obligated Group), Series 2008-A, 0.76% 2032[1]	4,500	4,500
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2017-A-1, 2.00% 8/1/2017	5,000	5,001
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.76% 2036[1]	11,300	11,300
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.72% 2035[1]	4,700	4,700
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.76% 2045[1]	13,250	13,250
State of New York, New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003, Series 2002-1-C, 0.76% 2022[1]	1,335	1,335
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2006, Series 2005-B, 0.77% 2032[1]	18,805	18,805
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2015-AA-1, 0.72% 2048[1]	2,750	2,750
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2016-H-2, 0.93% 9/6/2017	5,000	5,000
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp. Rev. Bonds (ExxonMobil Project), Series 2011, 0.73% 2051[1]	2,000	2,000
Other securities		1,013

Total short-term securities (cost: $120,837,000)		120,841
Total investment securities 100.41% (cost: $997,996,000)		1,003,246
Other assets less liabilities (0.41)%		(4,056)

Net assets 100.00%		$999,190

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,064,000, which represented .51% of the net assets of the fund.

22	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	23

Limited Term Tax-Exempt Bond Fund of America

Summary investment portfolio July 31, 2017

Bonds, notes & other debt instruments 92.71%	Principal amount (000)	Value (000)
Alabama 1.31%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	$14,500	$15,714
Other securities		35,031
		50,745

California 11.01%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.72% 2045 (put 2023)[1]	20,500	20,678
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.72% 2047 (put 2023)[1]	3,500	3,530
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 1.52% 2047 (put 2019)[1]	1,000	1,006
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 1.92% 2045 (put 2024)[1]	2,500	2,546
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 1.42% 2034 (put 2020)[1]	2,500	2,512
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 1.52% 2034 (put 2021)[1]	10,480	10,514
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 1.459% 2045 (put 2021)[1]	3,000	3,019
Various Purpose G.O. Bonds, Series 2017, 5.00% 2030	15,000	18,125
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 1.59% 2027[1]	11,870	11,414
Other securities		352,152
		425,496

Florida 6.31%
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	10,200	11,908
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2013-B-1, 1.375% 2038 (put 2019)	5,510	5,522
Health Facs. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2001-A-2, 4.00% 2036 (put 2019)	6,200	6,468
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	13,247
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project), Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	10,370	10,648
Other securities		196,141
		243,934

Georgia 2.72%
Municipal Electric Auth., Project 1, Series 2008-D, 5.75% 2019 (preref. 2018)	11,840	12,360
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	11,490	12,749
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	11,392
Other securities		68,753
		105,254

Hawaii 0.46%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	9,900	10,252
Other securities		7,608
		17,860

Illinois 10.78%
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	11,805	12,852
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2019	2,785	2,939
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2012-B, AMT, 5.00% 2024	2,000	2,258
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	3,055	3,490
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2025	6,170	6,920

24	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2021	$10,000	$11,181
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,816
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2018	2,000	2,033
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2019	2,000	2,105
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2013-B, AMT, 5.00% 2022	3,000	3,427
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2026	4,000	4,880
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 2029	1,500	1,848
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2019 (preref. 2018)	2,000	2,034
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2023	1,500	1,771
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-B, 5.00% 2019	2,500	2,639
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2028	3,145	3,775
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2022	10,500	11,976
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	10,590	12,702
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2027	8,640	9,841
Housing Dev. Auth., Multi-Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 1.82% 2050 (put 2025)[1]	11,625	11,497
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023	12,925	14,743
Other securities		285,781
		416,508

Indiana 1.80%
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-1, 2.80% 2027 (put 2019)	1,875	1,925
Other securities		67,504
		69,429

Michigan 4.58%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	19,335	20,510
State Hospital Fin. Auth., Project Rev. Ref. Bonds (Ascension Health Credit Group), Series 2010-B, 5.00% 2019	2,000	2,175
State Hospital Fin. Auth., Project Rev. Ref. Bonds (Ascension Health Credit Group), Series 2010-F-2, 1.90% 2047 (put 2021)	1,850	1,877
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,013
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, National insured, 5.00% 2017	1,000	1,013
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	595	612
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2017	1,615	1,636
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2018	3,590	3,762
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2019	1,000	1,081
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	10,000	11,101
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2021	8,240	9,373
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, Assured Guaranty Municipal insured, 4.00% 2020	4,000	4,298

American Funds Tax-Exempt Funds	25

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	$1,000	$1,084
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2019	3,560	3,850
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2025	1,500	1,783
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2026	1,000	1,179
Other securities		110,411
		176,758

Nebraska 1.00%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	11,050	11,945
Other securities		26,831
		38,776

Nevada 2.04%
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2020	12,320	13,689
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	18,150	18,303
Other securities		46,769
		78,761

New Jersey 3.03%
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, (SIFMA Municipal Swap Index + 0.68%) 1.50% 2024 (put 2018)[1]	11,500	11,503
Other securities		105,472
		116,975

New York 8.18%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	6,225
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	3,670	3,788
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,652
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,000	6,084
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2027	3,150	3,785
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.40% 2039 (put 2020)[1]	12,250	12,312
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.527% 2032 (put 2021)[1]	1,400	1,415
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2018	1,105	1,162
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2020	7,000	7,866
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,550
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	10,200	10,825
City of New York, G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.37% 2025[1]	8,825	8,817
City of New York, G.O. Bonds, Series 2011-I-1, 5.00% 2017	5,000	5,000
City of New York, G.O. Bonds, Series 2012-I, 5.00% 2020	5,000	5,571
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2025	3,000	3,633
City of New York, G.O. Bonds, Series 2014-G, 5.00% 2023	1,500	1,801
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,199
City of New York, G.O. Bonds, Series 2017-A, 5.00% 2026	5,000	6,217
City of New York, G.O. Bonds, Series 2017-C, 5.00% 2026	3,500	4,354

26	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
City of New York, G.O. Bonds, Series 2017-C, 5.00% 2027	$5,000	$6,208
City of New York, G.O. Bonds, Series 2017-C, 5.00% 2028	5,000	6,150
Other securities		206,432
		316,046

Pennsylvania 4.97%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	525	550
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	6,740	7,046
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	855	901
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	6,930	7,330
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	10,215	10,936
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123A, AMT, 4.00% 2039	4,800	5,156
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 2046	11,095	11,830
Other securities		148,174
		191,923

South Dakota 0.47%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	11,320	12,053
Other securities		6,224
		18,277

Texas 7.84%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	13,040	13,699
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Rev. Ref. Bonds (Baylor College of Medicine), (1-month USD-LIBOR x 0.70 + 0.80%) 1.659% 2045 (put 2020)[1]	13,000	13,216
Harris County, Toll Road Rev. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.70%) 1.52% 2021 (put 2018)[1]	13,500	13,502
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	10,000	10,698
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	11,500	11,718
Other securities		240,052
		302,885

Virginia 0.52%
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	12,000	12,223
Other securities		7,710
		19,933

Washington 2.35%
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2015-S-2A, (SIFMA Municipal Swap Index + 0.70%) 1.52% 2045 (put 2018)[1]	10,500	10,514
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 1.82% 2035 (put 2021)[1]	12,600	12,519
Other securities		67,767
		90,800

Wisconsin 1.75%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-1, 4.00% 2043 (put 2018)	1,500	1,526
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	10,310	11,350
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	9,385	9,851
Other securities		44,946
		67,673

American Funds Tax-Exempt Funds	27

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Other states & U.S. territories 21.59%
Other securities		$833,498

Total bonds, notes & other debt instruments (cost: $3,504,367,000)		3,581,531

Short-term securities 7.80%
State of Alaska, City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 0.71% 2025[1]	$7,000	7,000
State of California, County of Riverside, Tax and Rev. Anticipation Note, Series 2017, 2.00% 6/29/2018	34,000	34,383
State of Louisiana, Industrial Dev. Board of the Parish of East Baton Rouge, Louisiana, Inc., Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 0.71% 2040[1]	30,800	30,800
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 0.71% 2022[1]	3,375	3,375
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.72% 2030[1]	30,800	30,800
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.72% 2035[1]	3,000	3,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2014-B, 0.77% 2035[1]	2,000	2,000
State of Missouri, Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-C4, 0.82% 2026[1]	10,000	10,000
State of New York, Housing Fin. Agcy., 625 W 57th St. Housing Rev. Bonds, Series 201-A1, BONY Mellon LOC, 0.80% 2049[1]	10,000	10,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2017-A-1, 2.00% 8/1/2017	5,000	5,001
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-B-5, 2.00% 2/1/2018	6,000	6,036
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-B-6, 2.00% 2/1/2018	5,000	5,030
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.76% 2036[1]	1,600	1,600
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.72% 2035[1]	21,910	21,910
State of New York, City of New York, G.O. Bonds, Series 2008-J-5, 0.72% 2028[1]	400	400
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 0.76% 2045[1]	6,750	6,750
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.76% 2045[1]	11,520	11,520
State of New York, New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003, Series 2002-1-C, 0.76% 2022[1]	1,325	1,325
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2006, Series 2005-B, 0.77% 2032[1]	9,000	9,000
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 0.76% 2050[1]	1,000	1,000
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2015-AA-1, 0.72% 2048[1]	14,505	14,505
State of New York, New York City, Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-4, 0.72% 2045[1]	2,800	2,800
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2016-H-2, 0.93% 9/6/2017	5,000	5,000
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2016-H-2, 0.94% 9/7/2017	1,000	1,000
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2016-H-2, 0.94% 9/7/2017	500	500
State of Texas, City of Houston, Public Improvement G.O. Commercial Paper, Series 2017-G-2, 0.96% 8/2/2017	4,330	4,330

28	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 2.50% 6/29/2018	$10,000	$10,148
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 3.00% 6/29/2018	5,000	5,097
Other securities		56,836

Total short-term securities (cost: $301,075,000)		301,146
Total investment securities 100.51% (cost: $3,805,442,000)		3,882,677
Other assets less liabilities (0.51)%		(19,684)

Net assets 100.00%		$3,862,993

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $36,536,000, which represented .95% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	29

The Tax-Exempt Bond Fund of America

Summary investment portfolio July 31, 2017

Bonds, notes & other debt instruments 94.29%	Principal amount (000)	Value (000)
Alabama 1.98%
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 2043	$26,200	$30,282
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	40,000	43,348
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	22,340	25,100
Public School and College Auth., Capital Improvement Bonds, Series 2007, 5.00% 2019 (preref. 2017)	30,220	30,629
Other securities		157,679
		287,038

Arizona 2.08%
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (3-month USD-LIBOR + 0.81%) 1.68% 2037[1]	27,200	23,719
Other securities		276,690
		300,409

California 9.96%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 1.92% 2045 (put 2024)[1]	30,850	31,416
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	24,000	27,782
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,850	22,951
Other securities		1,358,501
		1,440,650

Colorado 2.26%
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	29,815	31,378
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	23,765	26,137
Other securities		269,699
		327,214

Delaware 0.22%
Transportation Auth., Rev. Bonds (U.S. 301 Project), 5.00% 2055	25,455	28,325
Other securities		3,397
		31,722

Florida 6.71%
Greater Orlando Aviation Auth. (City of Orlando), Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 2046	21,020	24,274
Orlando-Orange County, Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	31,133
Other securities		915,358
		970,765

Georgia 2.65%
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	23,915
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-E, 7.00% 2023	22,670	23,198
Other securities		336,773
		383,886

Illinois 12.52%
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	27,500	30,287
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 2051	30,585	33,443
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	31,385	34,014
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	26,575	29,411
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	26,890	29,303
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	32,250	35,900

30	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Housing Dev. Auth., Multi-Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 1.82% 2050 (put 2025)[1]	$27,800	$27,494
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048 (preref. 2023)	17,340	23,697
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033 (preref. 2018)	18,210	18,556
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	1,305	1,502
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,144
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,416
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	7,100	8,047
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2032	1,000	1,124
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,465
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	34,430	38,299
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2038	2,500	2,808
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2039	3,000	3,366
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2036	2,000	2,270
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2037	1,500	1,700
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2035	3,055	3,501
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2036	2,000	2,284
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2037	1,900	2,166
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,398
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	10,905
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	10,865
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,334
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	9,500	10,722
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2033	5,000	5,781
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2041	16,980	19,249
Other securities		1,407,922
		1,812,373

Kansas 0.68%
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 2047	51,975	59,087
Other securities		39,669
		98,756

Louisiana 2.00%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	24,560	24,838
Other securities		265,177
		290,015

Michigan 3.41%
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2032	20,000	23,845
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	26,840	28,471
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	55,520	53,407
Other securities		387,444
		493,167

New York 6.57%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	21,000	22,890
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	5,834
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	2,810	2,901
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036	6,000	6,841
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	13,000	14,721
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2040	8,000	9,199
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	20,000	22,877
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.40% 2039 (put 2020)[1]	13,000	13,066

American Funds Tax-Exempt Funds	31

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	$6,000	$7,013
Metropolitan Transportation Auth., Transportation Rev. Green Bonds (Climate Bond Certified), Series 2017-A-1, 5.00% 2032	1,500	1,783
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.527% 2032 (put 2021)[1]	2,000	2,021
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	5,000	5,759
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	8,000	9,439
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	8,174
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,597
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	11,655
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,550
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds (Climate Bond Certified), Series 2017-A-2, 5.00% 2030	1,955	2,358
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2030	740	890
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2037	2,000	2,348
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2032	1,500	1,795
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2034	1,000	1,187
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2037	2,500	2,949
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2038	1,500	1,767
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2041	1,500	1,757
City of New York, G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.37% 2025[1]	2,350	2,348
City of New York, G.O. Bonds, Series 2013-F-1, 5.00% 2037	3,000	3,403
City of New York, G.O. Bonds, Series 2013-H, 5.00% 2023	2,475	2,971
City of New York, G.O. Bonds, Series 2013-J, 5.00% 2023	500	600
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2024	5,500	6,700
City of New York, G.O. Bonds, Series 2014-G, 5.00% 2023	2,500	3,001
City of New York, G.O. Bonds, Series 2014-J, 5.00% 2030	2,000	2,384
City of New York, G.O. Bonds, Series 2015-A, 5.00% 2026	8,000	9,811
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	1,500	1,798
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2030	10,000	11,819
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2032	3,500	4,102
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,168
City of New York, G.O. Bonds, Series 2015-D, 5.00% 2030	2,560	3,026
City of New York, G.O. Bonds, Series 2017-A, 5.00% 2026	10,500	13,057
City of New York, G.O. Bonds, Series 2017-A, 5.00% 2027	1,500	1,879
City of New York, G.O. Bonds, Series 2017-A, 5.00% 2028	1,000	1,240
City of New York, G.O. Bonds, Series 2017-C, 5.00% 2026	5,000	6,220
City of New York, G.O. Bonds, Series 2017-C, 5.00% 2028	2,200	2,706
Other securities		706,118
		950,722

Ohio 2.81%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	49,490	46,734
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	30,285	29,889
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-backed Securities Program), Series 2016-D, 4.00% 2047	24,475	26,220
Other securities		304,255
		407,098

32	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Pennsylvania 3.90%
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2036	$26,650	$29,460
Other securities		535,451
		564,911

Texas 9.31%
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2045	21,565	25,169
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	32,800	37,294
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 2032	5,360	3,340
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,019
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033 (preref. 2018)	6,890	7,024
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	465	475
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021 (preref. 2018)	3,295	3,364
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	1,545	1,577
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023 (preref. 2018)	11,025	11,255
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	615	628
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025 (preref. 2018)	4,385	4,476
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2012-B, 5.25% 2052	8,435	9,357
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2014-C, (SIFMA Municipal Swap Index + 0.67%) 1.49% 2038 (put 2020)[1]	7,500	7,525
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2015-B, 5.00% 2040	7,200	8,098
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-A, 5.625% 2033	1,860	1,896
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-A, 5.625% 2033 (preref. 2018)	6,350	6,472
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033 (preref. 2018)	3,000	3,060
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038 (preref. 2018)	8,500	8,670
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	2,995	3,202
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028 (preref. 2019)	13,005	13,897
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	940	1,006
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028 (preref. 2019)	4,060	4,344
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	935	997
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039 (preref. 2019)	4,065	4,358
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,714
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,706
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, (SIFMA Municipal Swap Index + 0.80%) 1.62% 2050 (put 2019)[1]	3,600	3,614
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	8,593
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	8,600	8,668
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	1,000	1,153
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	7,500	8,646
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	4,500	5,152
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	4,000	4,571
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,500	1,710
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,000	1,157
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2036	1,000	1,152
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2039	6,000	6,886

American Funds Tax-Exempt Funds	33

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Tollway Auth., System Rev. Ref. Bonds, Series 2008-I, Capital Appreciation Bonds, Assured Guaranty insured, 6.20% 2042	$5,000	$6,349
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Series 2002-A, AMBAC insured, 0% 2028	36,795	26,233
Other securities		1,086,757
		1,346,564

Virginia 2.51%
Newport News Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), 5.33% 2045[2]	23,000	24,510
Other securities		339,371
		363,881

Washington 2.73%
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 1.82% 2035 (put 2021)[1]	49,750	49,432
Other securities		345,915
		395,347

Wisconsin 1.93%
General Fund Annual Appropriation Rev. Bonds, Series 2009-A, 6.00% 2036 (preref. 2019)	52,960	57,556
Other securities		221,463
		279,019

Other states & U.S. territories 20.06%
Other securities		2,901,247

Total bonds, notes & other debt instruments (cost: $13,124,666,000)		13,644,784

Short-term securities 5.50%
State of Alaska, City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 0.71% 2025[1]	14,450	14,450
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2017-A, 2.50% 6/27/2018	40,000	40,608
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2017-A, 5.00% 6/27/2018	10,000	10,374
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-S-2, 0.90% 8/3/2017	2,500	2,500
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-1, 0.88% 8/2/2017	7,900	7,900
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-1, 0.88% 9/7/2017	5,095	5,095
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-1, 0.88% 9/7/2017	2,700	2,700
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-2, 0.88% 8/2/2017	8,290	8,290
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-2, 0.88% 8/3/2017	15,700	15,700
State of Idaho, Tax Anticipation Notes, Series 2017, 4.00% 6/29/2018	45,000	46,298
State of Louisiana, Industrial Dev. Board of the Parish of East Baton Rouge, Louisiana, Inc., Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, AMT, 0.71% 2040[1]	7,015	7,015
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.71% 2035[1]	92,340	92,340
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 0.71% 2022[1]	32,200	32,200
State of Michigan, Fin. Auth., Hospital Project and Ref. Rev. Bonds (Ascension Senior Credit Group), Series 2016-E-3, 0.78% 2047[1]	8,355	8,355
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.72% 2030[1]	45,575	45,575

34	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-C, 0.72% 2030[1]	$14,405	$14,405
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.77% 2030[1]	5,675	5,675
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-A, 0.72% 2030[1]	910	910
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-B, 0.77% 2030[1]	11,300	11,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.77% 2030[1]	5,300	5,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 0.72% 2035[1]	9,400	9,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-D, 0.72% 2035[1]	11,025	11,025
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.72% 2035[1]	15,750	15,750
State of Missouri, Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-C4, 0.82% 2026[1]	16,575	16,575
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2017-A-1, 2.00% 8/1/2017	8,000	8,001
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2017-A-1, 3.00% 8/1/2017	10,000	10,002
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-B-4, 2.00% 2/1/2018	35,000	35,212
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-B-5, 2.00% 2/1/2018	350	352
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-B-6, 2.00% 2/1/2018	20,000	20,121
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.76% 2036[1]	6,185	6,185
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.72% 2035[1]	27,050	27,050
State of New York, City of New York, G.O. Bonds, Series 2008-J-5, 0.72% 2028[1]	29,195	29,195
State of New York, City of New York, G.O. Bonds, Series 2008-L-3, 0.72% 2036[1]	1,070	1,070
State of New York, New York City, Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2015-A-4, 0.72% 2041[1]	1,575	1,575
State of New York, New York City, Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-4, 0.72% 2045[1]	26,995	26,995
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2016-H-2, 0.94% 9/7/2017	2,000	2,000
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 2.00% 6/29/2018	4,500	4,547
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 3.00% 6/29/2018	40,000	40,772
Other securities		153,070

Total short-term securities (cost: $795,703,000)		795,887
Total investment securities 99.79% (cost: $13,920,369,000)		14,440,671
Other assets less liabilities 0.21%		30,051

Net assets 100.00%		$14,470,722

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $316,009,000, which represented 2.18% of the net assets of the fund.

American Funds Tax-Exempt Funds	35

The Tax-Exempt Bond Fund of America

Key to abbreviations

Agcy. = Agency

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

36	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

Summary investment portfolio July 31, 2017

Bonds, notes & other debt instruments 93.49%	Principal amount (000)	Value (000)
California 7.92%
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	$13,040	$15,077
Other securities		421,536
		436,613

Colorado 4.96%
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	16,000	16,054
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.75% 2032	5,505	5,529
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2047	14,230	14,974
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	16,277
Other securities		220,434
		273,268

District of Columbia 1.17%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A, 0% 2046	202,500	29,057
Other securities		35,611
		64,668

Florida 5.18%
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	11,930	13,325
Palm Beach County, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	11,675	13,082
Other securities		259,023
		285,430

Illinois 13.13%
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-F, 5.00% 2018	800	791
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-F, 5.00% 2018 (escrowed to maturity)	200	211
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	1,400	1,242
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	4,650	4,625
Board of Education of the City of Chicago, Unlimited Tax G.O. Project Bonds (Dedicated Alternate Rev.), Series 2015-C, 5.25% 2039	8,740	7,628
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.00% 2029	480	419
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.25% 2025	1,500	1,393
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2013-A-1, 9.00% 2026	900	911
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[1]	17,310	17,768
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 2030[1]	3,500	3,573
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 2042[1]	19,285	19,854
Board of Education of the City of Chicago, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Alternative Rev.), Series 2011-C-2, (SIFMA Municipal Swap Index + 1.10%) 9.00% 2032 (put 2017)[2]	5,800	5,800
Board of Education of the City of Chicago, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Alternative Rev.), Series 2013-A-2, (SIFMA Municipal Swap Index + 0.75%) 7.50% 2035[2]	2,000	2,000
Board of Education of the City of Chicago, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Alternative Rev.), Series 2015-A, (SIFMA Municipal Swap Index + 4.00%) 9.00% 2032 (put 2017)[2]	7,175	7,175

American Funds Tax-Exempt Funds	37

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Board of Education of the City of Chicago, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Alternative Rev.), Series 2015-G, (SIFMA Municipal Swap Index + 4.00%) 9.00% 2032 (put 2017)[2]	$2,500	$2,500
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2013-A-3, (SIFMA Municipal Swap Index + 0.83%) 1.65% 2036 (put 2018)[2]	7,000	6,785
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 2051	18,250	19,955
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	13,000	14,212
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, Capital Appreciation Bonds, National insured, 0% 2025	1,015	702
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	5,460	4,716
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	5,610	4,845
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	415	424
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	16,090	17,438
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	16,510	18,379
G.O. Bonds, Series 2012, 4.00% 2025	405	410
G.O. Bonds, Series 2012-A, 5.00% 2028	1,000	1,048
G.O. Bonds, Series 2013, 5.00% 2021	845	908
G.O. Bonds, Series 2013, 5.00% 2023	685	751
G.O. Bonds, Series 2013, 5.50% 2026	2,000	2,196
G.O. Bonds, Series 2013, 5.50% 2033	3,665	3,900
G.O. Bonds, Series 2013, 5.50% 2038	1,000	1,056
G.O. Bonds, Series 2013-A, 5.00% 2024	1,000	1,102
G.O. Bonds, Series 2014, 5.00% 2026	2,000	2,205
G.O. Bonds, Series 2014, 5.00% 2026	2,025	2,190
G.O. Bonds, Series 2014, 5.00% 2027	2,000	2,189
G.O. Bonds, Series 2014, 5.00% 2039	4,625	4,775
G.O. Bonds, Series 2014, 5.00% 2039	2,600	2,687
G.O. Bonds, Series 2016, 4.00% 2032	7,000	6,704
G.O. Bonds, Series 2016, 5.00% 2025	2,970	3,286
G.O. Bonds, Series 2016, 5.00% 2026	8,250	9,102
G.O. Bonds, Series 2016, 5.00% 2028	3,000	3,282
G.O. Bonds, Series 2016, 5.00% 2028	1,500	1,629
G.O. Bonds, Series 2016, 5.00% 2038	1,000	1,045
G.O. Bonds, Series 2016, 5.00% 2041	2,125	2,205
G.O. Bonds, Series 2017, 5.00% 2033	4,000	4,230
G.O. Ref. Bonds, 5.00% 2030	3,000	3,208
G.O. Ref. Bonds, Series 2012, 5.00% 2025	1,750	1,873
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2030	750	773
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048 (preref. 2023)	11,020	15,060
Other securities		482,976
		724,136

Massachusetts 2.87%
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	13,254	13,687
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2016-A, 4.68% 2021[1]	13,325	13,556
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	11,175	12,770
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	27,000	26,514
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.625% 2032	15,000	15,017
Other securities		76,795
		158,339

38	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Michigan 4.06%
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2034	$4,235	$4,248
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	62,675	60,290
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	5,440	5,623
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	13,526
Other securities		140,130
		223,817

New Jersey 3.81%
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	3,500	3,838
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	16,300	17,821
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	3,750	4,228
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,849
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	5,001
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	12,650	13,948
Other securities		161,369
		210,054

New York 3.96%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	13,360	14,563
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	10,500	11,322
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	18,220	19,646
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	4,750	5,083
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	16,950	18,625
Other securities		148,991
		218,230

Ohio 4.18%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	2,350	2,215
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	58,145	54,908
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	21,300	21,021
Other securities		152,529
		230,673

Oklahoma 0.85%
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	16,676
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2013-B, AMT, 5.50% 2035	120	126
Trustees of the Tulsa Municipal Airport Trust, Series 2015, AMT, 5.00% 2035 (put 2025)	8,250	8,926
Other securities		21,276
		47,004

American Funds Tax-Exempt Funds	39

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania 5.23%
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	$12,320	$13,301
Other securities		275,215
		288,516

Puerto Rico 2.42%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	17,315	13,657
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 1.39% 2029[2]	19,760	16,055
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	12,585	13,919
Other securities		89,793
		133,424

Rhode Island 1.28%
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2031	11,410	12,921
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2036	11,450	12,738
Other securities		44,759
		70,418

Texas 8.19%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	24,835	26,090
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), 5.00% 2048	12,830	13,327
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,292
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,329
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	3,000	3,245
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-C, AMT, 5.00% 2020	7,235	7,729
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	5,500	5,974
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	6,745	7,262
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2016-B, AMT, 5.75% 2031[1]	14,165	14,837
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Series 2002-A, AMBAC insured, 0% 2028	21,800	15,543
Tyler Health Facs. Dev. Corp., Hospital Rev. Ref. and Improvement Bonds (East Texas Medical Center Regional Healthcare System Project), Series 2007-A, 5.375% 2037	15,420	14,487
Other securities		329,720
		451,835

Virginia 1.02%
Newport News Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), 5.33% 2045[1]	16,000	17,051
Other securities		38,971
		56,022

Wisconsin 2.29%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	20,185	21,186
Other securities		104,943
		126,129

40	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Other states & U.S. territories 20.97%
Other securities		$1,156,320

Total bonds, notes & other debt instruments (cost: $4,982,336,000)		5,154,896

Short-term securities 6.08%
State of Alaska, City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 0.71% 2025[2]	$8,940	8,940
State of California, County of Riverside, Tax and Rev. Anticipation Note, Series 2017, 2.00% 6/29/2018	21,000	21,237
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-S-1, 0.86% 8/10/2017	10,000	10,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-S-2, 0.90% 8/3/2017	4,125	4,125
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-1, 0.88% 8/2/2017	1,000	1,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-2, 0.88% 8/2/2017	7,000	7,000
State of Louisiana, Industrial Dev. Board of the Parish of East Baton Rouge, Louisiana, Inc., Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, AMT, 0.71% 2040[2]	29,000	29,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.71% 2035[2]	31,300	31,300
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.73% 2019[2]	785	785
State of Michigan, Fin. Auth., Hospital Project and Ref. Rev. Bonds (Ascension Senior Credit Group), Series 2016-E-3, 0.78% 2047[2]	7,000	7,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.72% 2030[2]	14,700	14,700
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.77% 2030[2]	3,375	3,375
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-A, 0.72% 2030[2]	3,200	3,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-B, 0.77% 2030[2]	4,000	4,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.77% 2035[2]	7,000	7,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-D, 0.72% 2035[2]	9,500	9,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.72% 2035[2]	8,000	8,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2014-B, 0.77% 2035[2]	9,000	9,000
State of Missouri, Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-C4, 0.82% 2026[2]	10,000	10,000
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.76% 2036[2]	1,000	1,000
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.72% 2035[2]	17,000	17,000
State of New York, City of New York, G.O. Bonds, Series 2008-J-5, 0.72% 2028[2]	11,855	11,855
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2006, Series 2005-B, 0.77% 2032[2]	8,900	8,900
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2015-AA-1, 0.72% 2048[2]	4,000	4,000
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2016-H-2, 0.93% 9/6/2017	5,000	5,000
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2016-H-2, 0.94% 9/7/2017	2,000	2,000
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 3.00% 6/29/2018	25,600	26,094

American Funds Tax-Exempt Funds	41

American High-Income Municipal Bond Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp. Rev. Bonds (ExxonMobil Project), Series 2011, 0.73% 2038[2]	$2,400	$2,400
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp. Rev. Bonds (ExxonMobil Project), Series 2011, 0.73% 2051[2]	1,500	1,500
Other securities		66,245

Total short-term securities (cost: $335,097,000)		335,156
Total investment securities 99.57% (cost: $5,317,433,000)		5,490,052
Other assets less liabilities 0.43%		23,454

Net assets 100.00%		$5,513,506

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $503,197,000, which represented 9.13% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

42	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

Summary investment portfolio July 31, 2017

Bonds, notes & other debt instruments 95.38%	Principal amount (000)	Value (000)
California 94.14%
State issuers 38.98%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 1.459% 2045 (put 2021)[1]	$4,000	$4,025
Trustees of The California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2034	2,000	2,137
Trustees of The California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2035	10,000	10,661
Trustees of The California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2037	6,645	7,058
Trustees of The California State University, Systemwide Rev. Bonds, Series 2016-B-2, 4.00% 2049 (put 2021)	5,000	5,509
Trustees of The California State University, Systemwide Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	3,000	3,524
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	8,615	9,571
G.O. Bonds, Series 2012-A, (SIFMA Municipal Swap Index + 0.45%) 1.27% 2033 (put 2018)[1]	4,000	4,004
G.O. Bonds, Series 2013-E, (1-month USD-LIBOR + 0.83%) 1.687% 2029[1]	1,500	1,507
Various Purpose G.O. Bonds, 5.25% 2028	5,000	5,804
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,316
Various Purpose G.O. Bonds, 5.25% 2032	5,000	6,003
Various Purpose G.O. Bonds, 6.00% 2038	7,000	7,565
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,216
Various Purpose G.O. Bonds, 6.50% 2033	5,000	5,451
Various Purpose G.O. Bonds, Series 2016, 4.00% 2017	10,000	10,026
Veterans G.O. Ref. Bonds, Series 2016-CN, 3.50% 2045	9,755	10,326
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A, AMBAC insured, 0% 2027	3,460	2,622
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	11,000	8,757
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.125% 2047	25	25
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.75% 2047	30,570	30,570
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2032	3,250	3,782
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2033	5,265	6,098
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,292
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2040	8,700	9,699
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	8,000	9,015
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	2,000	2,087
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2033	1,000	1,170
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2034	2,000	2,331
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2035	2,000	2,326
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2038	9,165	9,644
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2035	1,000	1,176
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 5.00% 2041	6,975	8,130
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, (1-month USD-LIBOR x 0.70 + 0.50%) 1.364% 2047 (put 2019)[1]	10,000	10,089
Municipal Fin. Auth., Jurupa Lease Rev. Ref. Bonds (Wineville Unified School Dist.), Series 2015-A, BAM insured, 5.00% 2042	4,500	5,085
Municipal Fin. Auth., Ref. Rev. Bonds (Biola University), Series 2017, 5.00% 2036	20	23
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	1,085
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	660	678
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.625% 2023 (preref. 2018)	1,500	1,581
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028 (preref. 2018)	4,700	4,964
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034 (preref. 2018)	3,000	3,171
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2029	410	483
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2030	750	879
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2031	500	583

American Funds Tax-Exempt Funds	43

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2032	$690	$799
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2033	500	576
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2034	440	512
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2035	500	577
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2039	615	699
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 1.59% 2027[1]	8,105	7,794
Palmdale Elementary School Dist., Community Facs. Dist. No 90-1 Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2041	6,110	7,011
Pollution Control Fin. Auth., Rev. Bonds (San Jose Water Company Project), Series 2016, AMT, 4.75% 2046	6,465	6,987
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[2]	7,000	7,476
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2024 (preref. 2019)	2,500	2,670
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2034 (preref. 2019)	1,500	1,602
Statewide Communities Dev. Auth., Rev. Bonds (Collis P and Howard Huntington Memorial Hospital), Series 2014, 5.00% 2044	8,500	9,233
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[2]	9,500	9,510
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2016-A, 4.00% 2046	10,395	10,616
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	7,196
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.25% 2024	1,000	1,120
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	4,500	5,098
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2034	2,500	2,951
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2035	7,500	8,828
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	1,585	1,675
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2038	1,000	1,049
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, (3-month USD-LIBOR + 0.67%) 1.462% 2037[1]	5,000	4,453
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, (3-month USD-LIBOR + 0.74%) 1.532% 2043[1]	8,000	6,838
Other securities		496,567
		827,885

City & county issuers 55.16%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	1,700	2,021
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	7,564
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	2,000	2,289
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	1,000	1,138
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2037	3,790	4,299
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	2,500	2,649
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2037	2,000	2,111
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2036	1,500	1,731
Baldwin Park Unified School Dist. (Los Angeles County), G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2031	6,420	6,965
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	6,000	6,870
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	7,350	7,843

44	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.72% 2045 (put 2023)[1]	$2,000	$2,017
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 1.92% 2045 (put 2024)[1]	7,900	8,045
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	2,000	2,140
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-B, 1.50% 2047 (put 2018)	3,950	3,955
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-C, 1.875% 2047 (put 2019)	1,250	1,265
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 1.42% 2034 (put 2020)[1]	2,750	2,763
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 1.52% 2034 (put 2021)[1]	4,000	4,013
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-F-1, 5.00% 2056	5,000	5,797
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2039 (preref. 2018)	2,000	2,055
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.625% 2044 (preref. 2019)	1,670	1,801
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F-1, 5.00% 2054	5,000	5,632
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	1,500	1,643
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	3,710	4,019
Certs. of Part., Palomar Pomerado Health, 6.75% 2039 (preref. 2019)	3,500	3,949
Chabot-Las Positas Community College Dist. (Alameda and Contra Costa Counties), G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2034	9,940	10,597
Coachella Valley Unified School Dist., G.O. Bonds (Riverside and Imperial Counties), 2005 Election, Series 2016-E, Assured Guaranty Municipal insured, 4.00% 2045	6,555	6,837
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	7,500	8,682
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2029	1,450	1,725
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2031	2,395	2,813
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2033	500	582
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2036	1,000	1,156
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2030	1,000	1,195
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2032	1,000	1,180
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2033	1,000	1,174
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2034	1,250	1,462
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2035	1,000	1,168
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2036	1,400	1,632
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2037	1,260	1,466
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-B, 5.00% 2042	500	588
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2008-A-2, 5.25% 2032	2,000	2,079
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,500	1,582
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-A, 5.00% 2028	1,835	1,935
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-B, 5.25% 2023	1,500	1,621

American Funds Tax-Exempt Funds	45

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City & county issuers (continued)
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 4.00% 2034	$1,000	$1,052
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2035	2,000	2,315
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2042	1,000	1,148
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2010-B, 5.00% 2035	1,000	1,098
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	2,000	2,155
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2029	2,000	2,210
Dept. of Airports, Los Angeles International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 2027	1,250	1,495
Dept. of Airports, Los Angeles International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 2029	1,560	1,838
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	970	1,122
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2030	1,000	1,081
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2031	1,000	1,073
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2025	1,000	1,152
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2036	3,000	3,295
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2039	3,250	3,551
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2028	2,000	1,363
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2029	9,350	6,045
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2031	3,000	1,767
Pasadena Unified School Dist. (Los Angeles County), 2008 Election G.O. Bonds, Series 2016, 4.00% 2032	5,000	5,412
Pasadena Unified School Dist. (Los Angeles County), 2008 Election G.O. Bonds, Series 2016, 4.00% 2034	5,040	5,398
Pasadena Unified School Dist. (Los Angeles County), 2008 Election G.O. Bonds, Series 2016, 4.00% 2035	15,940	17,033
Pasadena Unified School Dist. (Los Angeles County), 2008 Election G.O. Bonds, Series 2016, 4.00% 2036	2,250	2,397
City of Sacramento, Water Rev. Bonds, Series 2017, 5.00% 2042	7,000	8,276
Sacramento County Sanitation Dist. Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.53%) 1.335% 2035[1]	13,500	12,135
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	12,516
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-A, 4.90% 2029	5,000	5,429
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	3,000	3,258
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2016-B, AMT, 5.00% 2046	4,000	4,535
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	3,500	3,628
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	3,000	3,279
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,946
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,138
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,134
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	1,375	1,668
Public Utilities Commission of the City and County of San Francisco, Wastewater Rev. Green Bonds, Series 2016-A, 4.00% 2037	6,575	6,935
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	9,123

46	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	$4,900	$5,543
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2035	2,000	2,315
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2037	1,000	1,153
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2041	1,500	1,723
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-B, 5.00% 2047	1,500	1,747
School Facs. Improvement Dist. No. 2007-1 of the Poway Unified School Dist., G.O. Bonds (San Diego County), Election 2008, 0% 2035	12,850	6,750
Stockton Unified School Dist. (San Joaquin County), G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	7,800	9,225
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	7,800	7,825
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, BAM insured, 4.00% 2032	7,500	8,063
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	10,000	10,929
Other securities		832,087
		1,171,408

Puerto Rico 0.93%
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	6,590	7,289
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	7,321
Other securities		5,122
		19,732

Other U.S. territories 0.31%
Other securities		6,582

Total bonds, notes & other debt instruments (cost: $1,947,118,000)		2,025,607

Short-term securities 4.79%
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 0.64% 2035	12,035	12,035
G.O. Bonds, Series 2004-A-4, 0.40% 2034[1]	10,000	10,000
Various Purpose G.O. Commercial Paper, Series 2017-A-2, 0.90% 9/01/17	3,000	3,000
City of Los Angeles, Dept. of Water and Power, Commercial Paper, Series 2017-A-2, 0.90% 9/6/2017	7,000	7,000
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-1, 0.61% 2035[1]	18,000	18,000
County of Los Angeles, Tax and Rev. Anticipation Notes, 5.00% 6/29/2018	24,945	25,897
Manteca Redev. Agcy., Amended Merged Project Area, Tax Allocation Rev. Ref. Bonds, Series 2005, 0.66% 2042[1]	7,510	7,510
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.65% 2026[1]	8,900	8,900
Other securities		9,315

Total short-term securities (cost: $101,631,000)		101,657
Total investment securities 100.17% (cost: $2,048,749,000)		2,127,264
Other assets less liabilities (0.17)%		(3,696)

Net assets 100.00%		$2,123,568

American Funds Tax-Exempt Funds	47

The Tax-Exempt Fund of California

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $62,809,000, which represented 2.96% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

48	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

Summary investment portfolio July 31, 2017

Bonds, notes & other debt instruments 94.41%	Principal amount (000)	Value (000)
New York 92.00%
State issuers 47.82%
Dev. Auth., Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2032	$1,000	$1,198
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2039	1,625	1,849
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2044	500	566
Dormitory Auth., Columbia University Rev. Bonds, Series 2017-A, 5.00% 2047	500	683
Dormitory Auth., Columbia University Rev. Green Bonds, Series 2016-A-1, 5.00% 2026	500	634
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2031	500	574
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,133
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2040	250	280
Dormitory Auth., Lease Rev. Bonds (State University Dormitory Facs. Issue), Series 2010-A, 5.00% 2035	1,000	1,099
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,100
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021 (preref. 2020)	500	559
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040 (preref. 2020)	500	563
Dormitory Auth., New School Rev. Bonds, Series 2015-A, 5.00% 2032	1,000	1,156
Dormitory Auth., New York School Dist. Rev. Bonds, Series 2017-A, 5.00% 2025	1,000	1,220
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	1,500	1,630
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2022	200	233
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2034	1,000	1,142
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040 (preref. 2020)	1,000	1,140
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2016-A, 5.00% 2033	400	461
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037 (preref. 2018)	1,000	1,070
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2032[1]	600	660
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2017, 5.00% 2031[1]	1,000	1,117
Dormitory Auth., Pratt Institute, Rev. Bonds, Series 2016, 5.00% 2039	650	741
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024	500	574
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,175
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2022	1,000	1,175
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2033	1,000	1,175
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,420	1,634
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	750	880
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2039	365	427
Dormitory Auth., State University of New York Dormitory Facs., Rev. Bonds, Series 2017-A, 5.00% 2030	750	910
Dormitory Auth., State University of New York Dormitory Facs., Rev. Bonds, Series 2017-A, 5.00% 2032	500	600
Dormitory Auth., The New School Rev. Bonds, Series 2016-A, 5.00% 2035	500	581
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 2036	2,000	2,161
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047	1,000	1,113
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2033	1,000	1,191
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2035	2,000	2,368
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047	455	521
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047 (preref. 2021)	545	633
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[1]	1,250	1,382
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[1]	350	390

American Funds Tax-Exempt Funds	49

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
State issuers (continued)
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 2044[1]	$375	$453
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,704
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,635
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,257
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2004-C, AMBAC insured, 5.50% 2017	1,000	1,013
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, (SIFMA Municipal Swap Index + 1.00%) 1.82% 2020[2]	2,000	2,040
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2031	1,000	1,162
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	288
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.40% 2039 (put 2020)[2]	500	503
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	1,750	2,046
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	339
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2016-C-1, 4.00% 2041	1,000	1,051
Metropolitan Transportation Auth., Transportation Rev. Green Bonds (Climate Bond Certified), Series 2017-A-1, 5.25% 2057	750	880
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.527% 2032 (put 2021)[2]	600	606
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	415	432
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	575	600
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	675	710
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	1,915	2,066
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	900	955
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	325	344
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	1,000	1,070
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, 4.00% 2047	1,760	1,908
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	970	1,021
Mortgage Agcy., Mortgage Rev. Bonds, Series 46, 5.00% 2029	60	61
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	170	175
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	475	483
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,113
Port Auth., Consolidated Bonds, Series 167, AMT, 5.00% 2025	1,000	1,118
Port Auth., Consolidated Bonds, Series 172, AMT, 5.00% 2034	500	562
Port Auth., Consolidated Bonds, Series 186, AMT, 5.00% 2044	500	566
Port Auth., Consolidated Bonds, Series 2017-205, 5.00% 2047	1,000	1,178
Power Auth. of the State of New York, Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,707
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	500	539
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	500	539
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	2,250	2,408
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2034	500	550
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	1,500	1,626
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	500	549
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A-2, 5.00% 2020	1,000	1,094
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	1,500	1,790
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2032	1,000	1,182
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2035	300	351

50	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2034	$1,000	$1,189
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038 (preref. 2019)	1,000	1,069
Other securities		17,483
		101,113

City & county issuers 44.18%
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2030	500	581
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2042	1,500	1,689
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2034	240	255
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2023	800	926
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	1,050	1,160
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.25% 2035	500	567
Buffalo and Erie County, Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,569
Dutchess County, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	552
Dutchess County, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,100
Dutchess County, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2014-A, 5.00% 2028	430	493
Various Purpose G.O. Bonds, Series 2014-A, 5.00% 2028	1,250	1,461
Various Purpose G.O. Bonds, Series 2016-A, 5.00% 2027	850	1,018
Various Purpose G.O. Bonds, Series 2016-B, 5.00% 2025	1,000	1,215
Town of Hempstead, Local Dev. Corp. Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2033	480	555
Town of Hempstead, Local Dev. Corp. Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2034	810	932
Town of Hempstead, Local Dev. Corp. Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2037	630	720
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	1,300	1,461
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	800	885
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038	500	551
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2044	740	844
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.65%) 1.509% 2033 (put 2018)[2]	1,000	1,002
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,215	1,399
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	750	860
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.88%) 1.739% 2033 (put 2018)[2]	300	301
Nassau County, G.O. General Improvement Bonds, 2016 Ref. Series A, 5.00% 2030	1,795	2,099
Nassau County, G.O. General Improvement Bonds, Series 2016-B, 5.00% 2023	750	894
Nassau County, G.O. General Improvement Bonds, Series 2016-C, 5.00% 2042	700	794
Nassau County, Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Current Interest Bonds, Series 2006-A-3, 5.125% 2046	2,505	2,473
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2034	1,000	1,181
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2041	500	586
City of New York, G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.37% 2025[2]	1,500	1,499
City of New York, G.O. Bonds, Series 2008-L-1, 5.00% 2023	1,000	1,027
City of New York, G.O. Bonds, Series 2015-A, 5.00% 2026	1,000	1,226
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	500	599
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,168
City of New York, G.O. Bonds, Series 2016-C, 5.00% 2031	1,500	1,780
City of New York, G.O. Bonds, Series 2017-A, 5.00% 2027	1,500	1,879

American Funds Tax-Exempt Funds	51

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City & county issuers (continued)
City of New York, G.O. Bonds, Series 2016-C, 5.00% 2031	$1,500	$1,780
City of New York, G.O. Bonds, Series 2017-A, 5.00% 2027	1,500	1,879
City of New York, G.O. Bonds, Series 2017-C, 5.00% 2028	1,000	1,230
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2017-EE, 5.00% 2033	750	901
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2017-EE, 5.00% 2036	750	894
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025	700	791
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025 (preref. 2020)	300	339
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 2032	1,000	1,202
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	750	906
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-1, 5.00% 2041	345	398
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-E-1, 5.00% 2043	1,000	1,168
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010, Series 2010-D, 5.00% 2023	1,000	1,105
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2037	500	584
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	1,000	1,230
New York City, Housing Dev. Corp., Multi-Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2015-H, 2.95% 2045 (put 2026)	750	770
New York City, Housing Dev. Corp., Multi-Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 2037	885	902
New York City, Housing Dev. Corp., Multi-Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-1, 3.45% 2037	1,000	1,000
New York City, Housing Dev. Corp., Multi-Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	400	402
New York City, Housing Dev. Corp., Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,670	1,700
New York City, Housing Dev. Corp., Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	500	524
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-EE, 5.375% 2043	1,000	1,131
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-EE, 5.00% 2045	500	576
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-HH, 5.00% 2039	500	583
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-DD, 5.00% 2047	1,000	1,168
Trust for Cultural Resources of the City of New York, Rev. Bonds (Juilliard School), Series 2009-B, 1.35% 2036 (put 2017)	1,500	1,500
Onondaga County, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	1,979
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,188
Southold Local Dev. Corporation, Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,550
Suffolk County, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,087
Westchester County, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	130	144
Westchester County, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030 (preref. 2020)	870	1,005
Westchester County, Health Care Corp., Rev. Bonds, Series 2011-A, 5.00% 2021	100	113

52	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
Westchester County, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2034	$1,150	$1,279
Westchester County, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	1,000	1,095
Other securities		23,677
		93,422

Other U.S. Territories 2.41%
Other securities		5,100

Total bonds, notes & other debt instruments (cost: $192,149,000)		199,635

Short-term securities 6.36%
Dormitory Auth. Rev., Higher Education Commercial Paper, Series 2017, 0.90% 9/1/2017	5,000	5,000
Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2017-A-1, 2.00% 8/1/2017	2,000	2,000
City of New York, G.O. Bonds, Series 2008-J-5, 0.72% 2028[2]	400	400
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.76% 2045[2]	550	550
New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003, Series 2002-1-C, 0.76% 2022[2]	2,000	2,000
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 0.76% 2050[2]	3,500	3,500

Total short-term securities (cost: $13,450,000)		13,450
Total investment securities 100.77% (cost: $205,599,000)		213,085
Other assets less liabilities (0.77)%		(1,636)

Net assets 100.00%		$211,449

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $5,635,000, which represented 2.66% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	53

Financial statements

Statements of assets and liabilities
at July 31, 2017

	American Funds	Limited Term
	Short-Term	Tax-Exempt Bond
	Tax-Exempt Bond Fund	Fund of America
Assets:
Investment securities in unaffiliated issuers, at value	$1,003,246	$3,882,677
Cash	172	116
Receivables for:
Sales of investments	—	—
Sales of fund’s shares	2,613	12,843
Interest	6,533	32,636
Other	10	43
	1,012,574	3,928,315

Liabilities:
Payables for:
Purchases of investments	11,082	58,231
Repurchases of fund’s shares	1,756	4,943
Dividends on fund’s shares	80	495
Investment advisory services	300	750
Services provided by related parties	92	714
Trustees’ deferred compensation	32	137
Other	42	52
	13,384	65,322
Net assets at July 31, 2017	$999,190	$3,862,993

Net assets consist of:
Capital paid in on shares of beneficial interest	$995,969	$3,786,069
Undistributed net investment income	70	308
Accumulated net realized loss	(2,099)	(619)
Net unrealized appreciation	5,250	77,235
Net assets at July 31, 2017	$999,190	$3,862,993

Investment securities in unaffiliated issuers, at cost	$997,996	$3,805,442

*	Amount less than one thousand.

See Notes to Financial Statements

54	American Funds Tax-Exempt Funds

(dollars in thousands)

The Tax-Exempt	American	The Tax-Exempt	American Funds
Bond Fund	High-Income	Fund of	Tax-Exempt Fund
of America	Municipal Bond Fund	California	of New York

$14,440,671	$5,490,052	$2,127,264	$213,085
226	157	122	126

21,481	20,078	—	—
26,005	17,831	6,358	257
134,949	52,959	25,755	1,902
214	96	7	4
14,623,546	5,581,173	2,159,506	215,374

124,813	53,517	29,393	3,559
19,177	10,180	4,613	158
2,617	1,414	711	109
2,698	1,304	529	60
2,822	1,087	476	38
603	108	135	1
94	57	81	—	*
152,824	67,667	35,938	3,925
$14,470,722	$5,513,506	$2,123,568	$211,449

$13,977,478	$5,413,381	$2,074,497	$204,141
11,972	12,036	1,795	79
(39,030)	(84,530)	(31,239)	(257)
520,302	172,619	78,515	7,486
$14,470,722	$5,513,506	$2,123,568	$211,449

$13,920,369	$5,317,433	$2,048,749	$205,599

American Funds Tax-Exempt Funds	55

Statements of assets and liabilities
at July 31, 2017

		American Funds	Limited Term
		Short-Term	Tax-Exempt Bond
		Tax-Exempt Bond Fund	Fund of America
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$738,768	$3,037,630
	Shares outstanding	72,771	192,564
	Net asset value per share	$10.15	$15.77
Class C:	Net assets		$25,155
	Shares outstanding	Not applicable	1,594
	Net asset value per share		$15.77
Class T:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$10.15	$15.77
Class F-1:	Net assets	$9,418	$83,147
	Shares outstanding	928	5,271
	Net asset value per share	$10.15	$15.77
Class F-2:	Net assets	$46,565	$308,714
	Shares outstanding	4,587	19,570
	Net asset value per share	$10.15	$15.77
Class F-3:	Net assets	$77,466	$112,058
	Shares outstanding	7,631	7,104
	Net asset value per share	$10.15	$15.77
Class R-6:	Net assets	$126,963	$296,279
	Shares outstanding	12,506	18,782
	Net asset value per share	$10.15	$15.77

See Notes to Financial Statements

56	American Funds Tax-Exempt Funds

(dollars and shares in thousands, except per-share amounts)

The Tax-Exempt	American	The Tax-Exempt	American Funds
Bond Fund	High-Income	Fund of	Tax-Exempt Fund
of America	Municipal Bond Fund	California	of New York

$9,691,777	$3,644,467	$1,640,745	$169,077
746,452	231,616	93,083	15,659
$12.98	$15.73	$17.63	$10.80
$473,913	$229,210	$82,913	$12,519
36,500	14,567	4,704	1,159
$12.98	$15.73	$17.63	$10.80
$10	$10	$10	$10
1	1	1	1
$12.98	$15.73	$17.63	$10.80
$461,134	$233,605	$75,615	$2,545
35,516	14,846	4,290	236
$12.98	$15.73	$17.63	$10.80
$1,909,199	$604,556	$200,062	$11,150
147,045	38,421	11,350	1,033
$12.98	$15.73	$17.63	$10.80
$1,554,456	$421,417	$124,223	$16,148
119,723	26,782	7,047	1,496
$12.98	$15.73	$17.63	$10.80
$380,233	$380,241
29,285	24,166	Not applicable	Not applicable
$12.98	$15.73

American Funds Tax-Exempt Funds	57

Statements of operations
for the year ended July 31, 2017

	American Funds	Limited Term
	Short-Term	Tax-Exempt Bond
	Tax-Exempt Bond Fund	Fund of America
Investment income:
Income:
Interest	$15,068	$99,994

Fees and expenses*:
Investment advisory services	3,121	8,770
Distribution services	1,122	9,599
Transfer agent services	339	1,501
Administrative services	139	686
Reports to shareholders	29	129
Registration statement and prospectus	193	450
Trustees’ compensation	8	34
Auditing and legal	77	86
Custodian	3	9
State and local taxes	— †	3
Other	15	28
Total fees and expenses	5,046	21,295
Less waivers/reimbursements of fees and expenses:
Miscellaneous fee reimbursements	—	—
Total fees and expenses after reimbursements	5,046	21,295
Net investment income	10,022	78,699

Net realized (loss) gain and unrealized depreciation:
Net realized (loss) gain on investments	(558)	(294)
Net unrealized depreciation on investments	(3,763)	(66,254)
Net realized (loss) gain and unrealized depreciation	(4,321)	(66,548)
Net increase (decrease) in net assets resulting from operations	$5,701	$12,151

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

58	American Funds Tax-Exempt Funds

(dollars in thousands)

The Tax-Exempt	American	The Tax-Exempt	American Funds
Bond Fund	High-Income	Fund of	Tax-Exempt Fund
of America	Municipal Bond Fund	California	of New York

$510,262	$232,591	$75,146	$6,694

31,128	14,971	6,136	689
29,912	12,915	5,179	541
7,607	3,064	737	90
3,192	1,171	376	39
469	174	69	8
1,083	614	123	115
149	35	25	1
155	91	117	83
32	12	5	1
367	926	8	5
53	33	20	10
74,147	34,006	12,795	1,582

—	—	—	94
74,147	34,006	12,795	1,488
436,115	198,585	62,351	5,206

(11,218)	29,859	165	(257)
(434,509)	(188,457)	(71,163)	(6,080)
(445,727)	(158,598)	(70,998)	(6,337)
$(9,612)	$39,987	$(8,647)	$(1,131)

American Funds Tax-Exempt Funds	59

Statements of changes in net assets

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Year ended July 31		Year ended July 31		Year ended July 31
	2017	2016	2017	2016	2017	2016
Operations:
Net investment income	$10,022	$7,680	$78,699	$74,201	$436,115	$365,265
Net realized (loss) gain	(558)	(762)	(294)	269	(11,218)	559
Net unrealized (depreciation) appreciation	(3,763)	4,308	(66,254)	27,733	(434,509)	383,061
Net increase (decrease) in net assets resulting from operations	5,701	11,226	12,151	102,203	(9,612)	748,885

Dividends paid or accrued to shareholders from net investment income	(9,997)	(7,612)	(78,498)	(74,286)	(432,228)	(364,050)

Net capital share transactions	222,373	51,287	179,550	538,776	1,095,007	2,957,629

Total increase in net assets	218,077	54,901	113,203	566,693	653,167	3,342,464

Net assets:
Beginning of year	781,113	726,212	3,749,790	3,183,097	13,817,555	10,475,091
End of year	$999,190	$781,113	$3,862,993	$3,749,790	$14,470,722	$13,817,555
Undistributed net investment income	$70	$46	$308	$611	$11,972	$10,413

See Notes to Financial Statements

60	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Year ended July 31		Year ended July 31		Year ended July 31
2017	2016	2017	2016	2017	2016

$198,585	$168,148	$62,351	$57,271	$5,206	$4,494
29,859	9,631	165	(415)	(257)	271
(188,457)	208,275	(71,163)	61,026	(6,080)	7,254

39,987	386,054	(8,647)	117,882	(1,131)	12,019

(193,595)	(162,941)	(61,637)	(56,704)	(5,169)	(4,403)

574,599	1,267,761	122,984	347,830	8,850	45,587

420,991	1,490,874	52,700	409,008	2,550	53,203

5,092,515	3,601,641	2,070,868	1,661,860	208,899	155,696
$5,513,506	$5,092,515	$2,123,568	$2,070,868	$211,449	$208,899
$12,036	$9,740	$1,795	$2,045	$79	$194

American Funds Tax-Exempt Funds	61

Notes to financial statements

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

Each fund’s investment objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California — Seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has six share classes consisting of five retail share classes (Classes A and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have seven share classes consisting of six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 1% for certain redemptions within one year[1] of purchase without an initial sales charge)	None
Class C2	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class T3	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Class R-6	None	None	None

[1]	18 months for shares purchased on or after August 14, 2017.
[2]	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.
[3]	Class T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

62	American Funds Tax-Exempt Funds

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Tax-Exempt Funds	63

Processes and structure — Each fund’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the boards of trustees with supplemental information to support the changes. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2017, all of the investment securities held by each fund were classified as Level 2.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in municipal securities — The yield and/or value of the funds’ investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the funds invest in obligations of a municipal issuer, the volatility, credit quality and performance of the funds may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the funds could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

64	American Funds Tax-Exempt Funds

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the funds invest. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share price may increase.

Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments.

As of and during the period ended July 31, 2017, none of the funds had a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2013 or by state tax authorities for tax years before 2012.

American Funds Tax-Exempt Funds	65

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the following tables, all of the funds had capital loss carryforwards available at July 31, 2017. These will be used to offset any capital gains realized by these funds in future years through the expiration dates, if applicable. None of the funds will make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, (August 31, 2011, for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California) may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	American					American
	Funds	Limited Term	The	American	The	Funds
	Short-Term	Tax-Exempt	Tax-Exempt	High-Income	Tax-Exempt	Tax-Exempt
	Tax-Exempt	Bond Fund	Bond Fund	Municipal	Fund of	Fund of
	Bond Fund	of America	of America	Bond Fund	California	New York
Undistributed tax-exempt income	$100	$632	$3,814	$3,722	$803	$120
Post-October capital loss deferral*	—	—	(15,088)	(7,929)	(894)	—
Capital loss carryforward:
No expiration	(2,090)	(617)	(6,847)	—	—	(257)
Expiring 2018	—	—	(15,752)	(49,793)	(30,345)	—
Expiring 2019	—	—	—	(24,408)	—	—
	(2,090)	(617)	(22,599)	(74,201)	(30,345)	(257)
Capital loss carryforward utilized	—	—	3,313	35,884	1,208	—
Capital loss carryforward expired	—	—	2,271	—	2,701	—
Gross unrealized appreciation on investment securities	6,282	83,706	596,726	242,040	98,496	8,284
Gross unrealized depreciation on investment securities	(959)	(6,165)	(66,264)	(58,311)	(18,144)	(729)
Net unrealized appreciation on investment securities	5,323	77,541	530,462	183,729	80,352	7,555
Cost of investment securities	997,923	3,805,136	13,910,209	5,306,323	2,046,912	205,530
Reclassification to (from) undistributed net investment income from (to) accumulated net realized loss	2	(56)	(179)	973	(151)	(1)
Reclassification to (from) undistributed net investment income from (to) capital paid in on shares of beneficial interest	(3)	(448)	(2,149)	(3,667)	(813)	(151)
Reclassification to (from) capital paid in on shares of beneficial interest from (to) accumulated net realized loss	—	—	7,825	—	(2,701)	(1)

*	This deferral is considered incurred in the subsequent year.

66	American Funds Tax-Exempt Funds

Tax-exempt income distributions paid or accrued to shareholders of each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Year ended		Year ended
Share class	July 31, 2017		July 31, 2016
Class A	$8,379		$6,775
Class T1	—	[2]
Class F-1	110		90
Class F-2	836		747
Class F-3[3]	209
Class R-6[4]	463
Total	$9,997		$7,612

Limited Term Tax-Exempt Bond Fund of America

	Year ended		Year ended
Share class	July 31, 2017		July 31, 2016
Class A	$61,657		$60,916
Class B5	1		7
Class C	367		422
Class T1	—	[2]
Class F-1	1,696		1,795
Class F-2	7,195		5,409
Class F-3[3]	738
Class R-6	6,844		5,737
Total	$78,498		$74,286

The Tax-Exempt Bond Fund of America

	Year ended		Year ended
Share class	July 31, 2017		July 31, 2016
Class A	$293,044		$252,498
Class B5	28		127
Class C	11,413		9,193
Class T1	—	[2]
Class F-1	14,529		37,801
Class F-2	93,190		53,592
Class F-3[3]	6,591
Class R-6	13,433		10,839
Total	$432,228		$364,050

American High-Income Municipal Bond Fund

	Year ended		Year ended
Share class	July 31, 2017		July 31, 2016
Class A	$131,221		$118,431
Class B5	15		76
Class C	7,065		6,480
Class T1	—	[2]
Class F-1	8,811		9,162
Class F-2	29,151		19,563
Class F-3[3]	4,691
Class R-6	12,641		9,229
Total	$193,595		$162,941

See end of tables for footnotes.

American Funds Tax-Exempt Funds	67

The Tax-Exempt Fund of California

	Year ended		Year ended
Share class	July 31, 2017		July 31, 2016
Class A	$49,273		$47,262
Class B5	2		21
Class C	2,020		1,955
Class T1	—	[2]
Class F-1	2,227		2,131
Class F-2	7,241		5,335
Class F-3[3]	874
Total	$61,637		$56,704

American Funds Tax-Exempt Fund of New York

	Year ended		Year ended
Share class	July 31, 2017		July 31, 2016
Class A	$4,093		$3,489
Class B5	—	[2]	1
Class C	233		207
Class T1	—	[2]
Class F-1	57		43
Class F-2	626		663
Class F-3[3]	160
Total	$5,169		$4,403

[1]	Class T shares began investment operations on April 7, 2017.
[2]	Amount less than one thousand.
[3]	Class F-3 shares began investment operations on January 27, 2017.
[4]	Class R-6 shares began investment operations on March 17, 2017.
[5]	Class B shares were fully liquidated on May 5, 2017.

6. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. The agreement for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, also provides for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

The range of rates, net asset levels, gross income levels and annualized rates of average net assets for each fund are as follows:

									For
	Rates		Net asset level (in billions)		Rates		Monthly gross income		the year ended
	Beginning	Ending		In excess	Beginning	Ending		In excess	July 31,
Fund	with	with	Up to	of	with	with	Up to	of	2017
American Funds Short-Term Tax-Exempt Bond Fund	.390%	.290%	$.20	$1.2					.362%
Limited Term Tax-Exempt Bond Fund of America	.300	.150	.06	1.0	3.00%	2.50%	$3,333,333	$3,333,333	.231
The Tax-Exempt Bond Fund of America	.300	.120	.06	10.0	3.00	2.00	3,333,333	8,333,333	.223
American High-Income Municipal Bond Fund	.300	.150	.06	3.0	3.00	2.50	3,333,333	3,333,333	.292
The Tax-Exempt Fund of California	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.298
American Funds Tax-Exempt Fund of New York	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.333

68	American Funds Tax-Exempt Funds

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2, F-3 and R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term		Limited Term Tax-Exempt		The Tax-Exempt Bond Fund
	Tax-Exempt Bond Fund		Bond Fund of America		of America
	Currently		Currently		Currently
Share class	approved limits	Plan limits	approved limits	Plan limits	approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income		The Tax-Exempt Fund		American Funds Tax-Exempt
	Municipal Bond Fund		of California		Fund of New York
	Currently		Currently		Currently
Share class	approved limits	Plan limits	approved limits	Plan limits	approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of July 31, 2017, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$1,242
Limited-Term Tax-Exempt Bond Fund of America	128
The Tax-Exempt Bond Fund of America	9,244
American High-Income Municipal Bond Fund	—
The Tax-Exempt Fund of California	1,629
American Funds Tax-Exempt Fund of New York	14

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ Class A, C, T, F and R shares, if applicable. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to each fund’s shareholders. Under the agreements, Class A shares of each fund pay an annual fee of 0.01% and Class C, T, F and R shares of each fund, if applicable, pay an annual fee of 0.05% of their respective average daily net assets.

American Funds Tax-Exempt Funds	69

For the year ended July 31, 2017, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$1,092	$240		$72
Class T1	—	—	[2]	— [2]
Class F-1	30	15		6
Class F-2	Not applicable	83		36
Class F-3[3]	Not applicable	—	[2]	8
Class R-6[4]	Not applicable	1		17
Total class-specific expenses	$1,122	$339		$139

Limited Term Tax-Exempt Bond Fund of America

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$9,099	$1,010		$303
Class B5	1	—	[2]	Not applicable
Class C	283	10		14
Class T1	—	—	[2]	— [2]
Class F-1	216	104		43
Class F-2	Not applicable	374		163
Class F-3[3]	Not applicable	1		16
Class R-6	Not applicable	2		147
Total class-specific expenses	$9,599	$1,501		$686

The Tax-Exempt Bond Fund of America

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$23,713	$3,253		$949
Class B5	11	—	[2]	Not applicable
Class C	4,966	174		248
Class T1	—	—	[2]	— [2]
Class F-1	1,222	585		245
Class F-2	Not applicable	3,573		1,450
Class F-3[3]	Not applicable	20		99
Class R-6	Not applicable	2		201
Total class-specific expenses	$29,912	$7,607		$3,192

American High-Income Municipal Bond Fund

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$9,960	$1,742		$349
Class B5	5	—	[2]	Not applicable
Class C	2,351	120		118
Class T1	—	—	[2]	— [2]
Class F-1	599	293		120
Class F-2	Not applicable	895		370
Class F-3[3]	Not applicable	12		59
Class R-6	Not applicable	2		155
Total class-specific expenses	$12,915	$3,064		$1,171

The Tax-Exempt Fund of California

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$4,080	$367		$163
Class B5	1	—	[2]	Not applicable
Class C	906	21		45
Class T1	—	—	[2]	— [2]
Class F-1	192	88		39
Class F-2	Not applicable	260		115
Class F-3[3]	Not applicable	1		14
Total class-specific expenses	$5,179	$737		$376

American Funds Tax-Exempt Fund of New York

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$404	$56		$16
Class B5	— [2]	—	[2]	Not applicable
Class C	134	5		7
Class T1	—	—	[2]	— [2]
Class F-1	3	2		1
Class F-2	Not applicable	27		12
Class F-3[3]	Not applicable	—	[2]	3
Total class-specific expenses	$541	$90		$39

[1]	Class T shares began investment operations on April 7, 2017.
[2]	Amount less than one thousand.
[3]	Class F-3 shares began investment operations on January 27, 2017.
[4]	Class R-6 shares began investment operations on March 17, 2017.
[5]	Class B shares were fully liquidated on May 5, 2017.

70	American Funds Tax-Exempt Funds

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statements of operations reflects the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):

		Increase in value of		Total trustees’
Fund	Current fees	deferred amounts		compensation
American Funds Short-Term Tax-Exempt Bond Fund	$ 4	$ 4		$ 8
Limited Term Tax-Exempt Bond Fund of America	19	15		34
The Tax-Exempt Bond Fund of America	68	81		149
American High-Income Municipal Bond Fund	23	12		35
The Tax-Exempt Fund of California	10	15		25
American Funds Tax-Exempt Fund of New York	1	—	*	1

* Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended July 31, 2017, such purchase transactions occurred between American Funds Short-Term Tax-Exempt Bond Fund and related funds in the amount of $44,482,000. There were no sale transactions between American Funds Short-Term Tax-Exempt Bond Fund and related funds during the period.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The funds did not lend or borrow cash through the interfund lending program at any time during the year ended July 31, 2017.

American Funds Tax-Exempt Funds	71

7. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

			Reinvestments of				Net increase
	Sales[1]		dividends		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2017
Class A	$353,021	34,954	$7,958	786	$(305,749)	(30,279)	$55,230	5,461
Class T2	10	1	—	—	—	—	10	1
Class F-1	4,274	423	109	11	(8,002)	(792)	(3,619)	(358)
Class F-2	67,272	6,658	696	69	(100,908)	(9,989)	(32,940)	(3,262)
Class F-3[3]	88,654	8,765	107	11	(11,612)	(1,145)	77,149	7,631
Class R-6[4]	128,242	12,674	463	45	(2,162)	(213)	126,543	12,506
Total net increase (decrease)	$641,473	63,475	$9,333	922	$(428,433)	(42,418)	$222,373	21,979

Year ended July 31, 2016
Class A	$265,488	26,090	$6,336	622	$(240,607)	(23,645)	$31,217	3,067
Class F-1	7,767	763	90	9	(4,002)	(394)	3,855	378
Class F-2	62,784	6,169	603	59	(47,172)	(4,638)	16,215	1,590
Total net increase (decrease)	$336,039	33,022	$7,029	690	$(291,781)	(28,677)	$51,287	5,035

Limited Term Tax-Exempt Bond Fund of America

			Reinvestments of					Net increase
	Sales[1]		dividends			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2017
Class A	$819,485	52,126	$58,446	3,716		$(841,769)	(53,692)	$36,162	2,150
Class B5	12	1	1	—	[6]	(285)	(18)	(272)	(17)
Class C	9,630	614	356	22		(14,774)	(941)	(4,788)	(305)
Class T2	10	1	—	—		—	—	10	1
Class F-1	33,107	2,108	1,634	104		(39,802)	(2,536)	(5,061)	(324)
Class F-2	303,074	19,263	6,395	407		(285,439)	(18,211)	24,030	1,459
Class F-3[3]	119,294	7,604	564	36		(8,432)	(536)	111,426	7,104
Class R-6	57,602	3,639	6,843	435		(46,402)	(2,970)	18,043	1,104
Total net increase (decrease)	$1,342,214	85,356	$74,239	4,720		$(1,236,903)	(78,904)	$179,550	11,172

Year ended July 31, 2016
Class A	$770,995	48,281	$56,942	3,566		$(466,226)	(29,211)	$361,711	22,636
Class B	144	9	7	—	[6]	(597)	(37)	(446)	(28)
Class C	11,072	693	408	26		(11,244)	(705)	236	14
Class F-1	24,656	1,544	1,728	108		(20,991)	(1,315)	5,393	337
Class F-2	143,068	8,950	4,556	286		(66,832)	(4,185)	80,792	5,051
Class R-6	101,074	6,329	5,737	359		(15,721)	(986)	91,090	5,702
Total net increase (decrease)	$1,051,009	65,806	$69,378	4,345		$(581,611)	(36,439)	$538,776	33,712

72	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

			Issued in connection		Reinvestments of				Net increase
	Sales[1]		with the mergers[7]		dividends		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2017
Class A	$1,801,266	138,682			$272,050	21,023	$(1,585,561)	(123,176)	$487,755	36,529
Class B5	13	1			26	2	(3,153)	(243)	(3,114)	(240)
Class C	109,851	8,427			10,867	840	(146,591)	(11,359)	(25,873)	(2,092)
Class T2	10	1			—	—	—	—	10	1
Class F-1	150,827	11,683			14,001	1,082	(204,796)	(15,883)	(39,968)	(3,118)
Class F-2	1,352,620	104,710			88,843	6,868	(2,321,994)	(179,479)	(880,531)	(67,901)
Class F-3[3]	1,572,043	121,144			6,300	486	(24,708)	(1,907)	1,553,635	119,723
Class R-6	130,180	10,032			13,380	1,034	(140,467)	(10,934)	3,093	132
Total net increase (decrease)	$5,116,810	394,680			$405,467	31,335	$(4,427,270)	(342,981)	$1,095,007	83,034

Year ended July 31, 2016
Class A	$1,871,164	141,849	$608,701	45,527	$232,021	17,617	$(850,880)	(64,706)	$1,861,006	140,287
Class B	188	14	336	25	122	9	(4,787)	(363)	(4,141)	(315)
Class C	159,538	12,081	63,427	4,744	8,714	661	(76,537)	(5,817)	155,142	11,669
Class F-1	444,340	34,050	37,279	2,788	37,270	2,843	(1,510,010)	(114,741)	(991,121)	(75,060)
Class F-2	2,030,700	154,105	76,119	5,693	50,029	3,784	(329,704)	(24,984)	1,827,144	138,598
Class R-6	108,885	8,267			10,841	823	(10,127)	(773)	109,599	8,317
Total net increase (decrease)	$4,614,815	350,366	$785,862	58,777	$338,997	25,737	$(2,782,045)	(211,384)	$2,957,629	223,496

	Issued in connection		Issued in connection
	with the merger of		with the merger of		Total issued
	the Tax-Exempt Fund		the Tax-Exempt Fund		in connection
	of Maryland		of Virginia		with the mergers[7]
Merger details	Amount	Shares	Amount	Shares	Amount	Shares

Class A	$236,260	17,671	$372,441	27,856	$608,701	45,527
Class B	105	8	231	17	336	25
Class C	28,452	2,128	34,975	2,616	63,427	4,744
Class F-1	15,686	1,173	21,593	1,615	37,279	2,788
Class F-2	28,222	2,111	47,897	3,582	76,119	5,693
Total issued	$308,725	23,091	$477,137	35,686	$785,862	58,777

See end of tables for footnotes.

American Funds Tax-Exempt Funds	73

American High-Income Municipal Bond Fund

			Reinvestments of				Net increase
	Sales[1]		dividends		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2017
Class A	$815,139	52,111	$121,598	7,783	$(703,450)	(45,320)	$233,287	14,574
Class B5	40	3	14	1	(1,280)	(82)	(1,226)	(78)
Class C	52,474	3,341	6,638	425	(68,253)	(4,390)	(9,141)	(624)
Class T2	10	1	—	—	—	—	10	1
Class F-1	93,087	5,955	8,578	549	(140,908)	(9,031)	(39,243)	(2,527)
Class F-2	466,323	29,942	25,815	1,653	(634,923)	(40,962)	(142,785)	(9,367)
Class F-3[3]	429,111	27,652	3,948	252	(17,526)	(1,122)	415,533	26,782
Class R-6	105,522	6,754	12,642	810	—	—	118,164	7,564
Total net increase (decrease)	$1,961,706	125,759	$179,233	11,473	$(1,566,340)	(100,907)	$574,599	36,325

Year ended July 31, 2016
Class A	$916,799	58,141	$109,175	6,926	$(367,188)	(23,358)	$658,786	41,709
Class B	256	16	72	4	(2,546)	(162)	(2,218)	(142)
Class C	89,022	5,638	6,037	383	(41,568)	(2,642)	53,491	3,379
Class F-1	121,444	7,680	8,917	566	(68,553)	(4,339)	61,808	3,907
Class F-2	559,242	35,343	17,128	1,084	(149,558)	(9,505)	426,812	26,922
Class R-6	62,899	3,986	9,230	585	(3,047)	(198)	69,082	4,373
Total net increase (decrease)	$1,749,662	110,804	$150,559	9,548	$(632,460)	(40,204)	$1,267,761	80,148

The Tax-Exempt Fund of California

			Reinvestments of					Net increase
	Sales[1]		dividends			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2017
Class A	$287,913	16,331	$43,825	2,495		$(311,489)	(17,845)	$20,249	981
Class B5	10	1	2	—	[6]	(265)	(15)	(253)	(14)
Class C	23,294	1,313	1,914	109		(35,926)	(2,050)	(10,718)	(628)
Class T2	10	1	—	—		—	—	10	1
Class F-1	24,944	1,415	2,083	119		(31,372)	(1,788)	(4,345)	(254)
Class F-2	181,621	10,368	6,173	352		(192,817)	(11,070)	(5,023)	(350)
Class F-3[3]	124,040	7,103	689	39		(1,665)	(95)	123,064	7,047
Total net increase (decrease)	$641,832	36,532	$54,686	3,114		$(573,534)	(32,863)	$122,984	6,783

Year ended July 31, 2016
Class A	$364,822	20,350	$41,439	2,313		$(165,245)	(9,243)	$241,016	13,420
Class B	36	2	20	1		(1,162)	(65)	(1,106)	(62)
Class C	33,775	1,879	1,844	103		(18,810)	(1,052)	16,809	930
Class F-1	26,848	1,496	1,985	111		(10,978)	(613)	17,855	994
Class F-2	86,120	4,793	4,508	252		(17,372)	(969)	73,256	4,076
Total net increase (decrease)	$511,601	28,520	$49,796	2,780		$(213,567)	(11,942)	$347,830	19,358

74	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

			Reinvestments of						Net increase
	Sales[1]		dividends				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2017
Class A	$45,146	4,195	$3,108		289		$(35,915)	(3,349)	$12,339	1,135
Class B5	11	1	—	[6]	—	[6]	(27)	(3)	(16)	(2)
Class C	2,541	234	218		20		(3,764)	(353)	(1,005)	(99)
Class T2	10	1	—		—		—	—	10	1
Class F-1	1,134	105	42		4		(708)	(66)	468	43
Class F-2	7,639	709	500		47		(26,967)	(2,540)	(18,828)	(1,784)
Class F-3[3]	18,851	1,771	119		11		(3,088)	(286)	15,882	1,496
Total net increase (decrease)	$75,332	7,016	$3,987		371		$(70,469)	(6,597)	$8,850	790

Year ended July 31, 2016
Class A	$42,821	3,939	$2,365		217		$(13,606)	(1,255)	$31,580	2,901
Class B	3	1	—	[6]	—	[6]	(33)	(3)	(30)	(2)
Class C	6,364	587	195		18		(2,798)	(257)	3,761	348
Class F-1	676	63	25		2		(257)	(24)	444	41
Class F-2	13,967	1,282	540		50		(4,675)	(428)	9,832	904
Total net increase (decrease)	$63,831	5,872	$3,125		287		$(21,369)	(1,967)	$45,587	4,192

[1]	Includes exchanges between share classes of the fund.
[2]	Class T shares began investment operations on April 7, 2017.
[3]	Class F-3 shares began investment operations on January 27, 2017.
[4]	Class R-6 shares began investment operations on March 17, 2017.
[5]	Class B shares were fully liquidated on May 5, 2017.
[6]	Amount less than one thousand.
[7]	The Tax-Exempt Bond Fund of America acquired the net assets of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia on June 17, 2016.

8. Investment transactions

Each fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the year ended July 31, 2017, as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$373,018	$202,037
Limited Term Tax-Exempt Bond Fund of America	1,150,023	938,373
The Tax-Exempt Bond Fund of America	3,732,224	2,683,460
American High-Income Municipal Bond Fund	1,993,393	1,454,263
The Tax-Exempt Fund of California	506,548	415,045
American Funds Tax-Exempt Fund of New York	63,111	50,956

9. Ownership concentration

At July 31, 2017, CRMC held aggregate ownership of 16% of the outstanding shares of American Funds Tax-Exempt Fund of New York. The ownership represents the seed money invested in the fund when it began operations on November 1, 2010. In addition, American Funds Tax-Exempt Preservation Portfolio held 13% of the outstanding shares of American Funds Short-Term Tax-Exempt Bond Fund. CRMC is the investment adviser to all of the funds.

American Funds Tax-Exempt Funds	75

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
7/31/2017	$10.22	$.12	$(.07)	$.05	$(.12)	$—		$(.12)	$10.15	.46%	$739		.59%		1.15%
7/31/2016	10.17	.10	.05	.15	(.10)	—		(.10)	10.22	1.51	688		.59		1.02
7/31/2015	10.25	.11	(.08)	.03	(.11)	—		(.11)	10.17	.26	653		.58		1.04
7/31/2014	10.21	.11	.04	.15	(.11)	—		(.11)	10.25	1.43	737		.58		1.04
7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[3]	(.13)	10.21	.16	701		.59		1.21
Class T:
7/31/2017[4,5]	10.11	.04	.04	.08	(.04)	—		(.04)	10.15	.82 [6,7]	—	[8]	.15	[6,7]	.42	[6,7]
Class F-1:
7/31/2017	10.22	.09	(.07)	.02	(.09)	—		(.09)	10.15	.23	9		.82		.92
7/31/2016	10.17	.08	.05	.13	(.08)	—		(.08)	10.22	1.29	13		.81		.80
7/31/2015	10.25	.08	(.08)	—	(.08)	—		(.08)	10.17	.05	9		.80		.83
7/31/2014	10.21	.08	.04	.12	(.08)	—		(.08)	10.25	1.19	14		.82		.80
7/31/2013	10.32	.10	(.11)	(.01)	(.10)	—	[3]	(.10)	10.21	(.08)	30		.84		.96
Class F-2:
7/31/2017	10.22	.12	(.07)	.05	(.12)	—		(.12)	10.15	.49	47		.57		1.17
7/31/2016	10.17	.11	.05	.16	(.11)	—		(.11)	10.22	1.55	80		.56		1.06
7/31/2015	10.25	.11	(.08)	.03	(.11)	—		(.11)	10.17	.29	64		.55		1.08
7/31/2014	10.21	.11	.04	.15	(.11)	—		(.11)	10.25	1.47	46		.54		1.07
7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[3]	(.13)	10.21	.19	37		.56		1.23

76	American Funds Tax-Exempt Funds

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-3:
7/31/2017[4,9]	$10.07	$.07	$.08	$.15	$(.07)	$—	$(.07)	$10.15	1.49%[6]		$77	.47%[10]		1.35%[10]
Class R-6:
7/31/2017[4,11]	10.09	.05	.06	.11	(.05)	—	(.05)	10.15	1.20	[6]	127	.17	[6]	.51	[6]

	Year ended July 31
	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	26%	21%	38%	20%	22%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Amount less than $.01.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Class T shares began investment operations on April 7, 2017.
[6]	Not annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class F-3 shares began investment operations on January 27, 2017.
[10]	Annualized.
[11]	Class R-6 shares began investment operations on March 17, 2017.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	77

Financial highlights (continued)

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
7/31/2017	$16.04	$.32	$(.27)	$.05	$(.32)	$—		$(.32)	$15.77	.34%	$3,038		.59%		2.04%
7/31/2016	15.92	.35	.12	.47	(.35)	—		(.35)	16.04	2.97	3,055		.59		2.17
7/31/2015	16.10	.38	(.18)	.20	(.38)	—		(.38)	15.92	1.23	2,670		.57		2.36
7/31/2014	15.94	.40	.16	.56	(.40)	—		(.40)	16.10	3.56	2,615		.60		2.51
7/31/2013	16.36	.40	(.42)	(.02)	(.40)	—	[3]	(.40)	15.94	(.13)	2,625		.60		2.45
Class C:
7/31/2017	16.04	.20	(.27)	(.07)	(.20)	—		(.20)	15.77	(.40)	25		1.33		1.30
7/31/2016	15.92	.23	.12	.35	(.23)	—		(.23)	16.04	2.20	30		1.33		1.43
7/31/2015	16.10	.26	(.18)	.08	(.26)	—		(.26)	15.92	.47	30		1.33		1.60
7/31/2014	15.94	.28	.16	.44	(.28)	—		(.28)	16.10	2.80	38		1.34		1.78
7/31/2013	16.36	.28	(.42)	(.14)	(.28)	—	[3]	(.28)	15.94	(.87)	49		1.34		1.72
Class T:
7/31/2017[4,5]	15.68	.12	.09	.21	(.12)	—		(.12)	15.77	1.32 [6,7]	—	[8]	.10	[6,7]	.74	[6,7]
Class F-1:
7/31/2017	16.04	.31	(.27)	.04	(.31)	—		(.31)	15.77	.26	83		.67		1.96
7/31/2016	15.92	.33	.12	.45	(.33)	—		(.33)	16.04	2.88	90		.67		2.09
7/31/2015	16.10	.36	(.18)	.18	(.36)	—		(.36)	15.92	1.13	84		.67		2.27
7/31/2014	15.94	.39	.16	.55	(.39)	—		(.39)	16.10	3.49	105		.67		2.45
7/31/2013	16.36	.39	(.42)	(.03)	(.39)	—	[3]	(.39)	15.94	(.22)	122		.69		2.37

78	American Funds Tax-Exempt Funds

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
7/31/2017	$16.04	$.35	$(.27)	$.08	$(.35)	$—		$(.35)	$15.77	.51%		$309	.42%		2.22%
7/31/2016	15.92	.38	.12	.50	(.38)	—		(.38)	16.04	3.15		291	.41		2.34
7/31/2015	16.10	.40	(.18)	.22	(.40)	—		(.40)	15.92	1.39		208	.41		2.52
7/31/2014	15.94	.43	.16	.59	(.43)	—		(.43)	16.10	3.75		183	.42		2.69
7/31/2013	16.36	.43	(.42)	.01	(.43)	—	[3]	(.43)	15.94	.05		148	.42		2.64
Class F-3:
7/31/2017[4,9]	15.59	.19	.18	.37	(.19)	—		(.19)	15.77	2.37	[6]	112	.30	[10]	2.36	[10]
Class R-6:
7/31/2017	16.04	.37	(.27)	.10	(.37)	—		(.37)	15.77	.63		296	.30		2.33
7/31/2016	15.92	.39	.12	.51	(.39)	—		(.39)	16.04	3.26		284	.30		2.45
7/31/2015	16.10	.42	(.18)	.24	(.42)	—		(.42)	15.92	1.50		190	.31		2.62
7/31/2014	15.94	.45	.16	.61	(.45)	—		(.45)	16.10	3.86		133	.31		2.80
7/31/2013	16.36	.45	(.42)	.03	(.45)	—	[3]	(.45)	15.94	.16		132	.31		2.72

	Year ended July 31
	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	27%	16%	19%	9%	13%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Amount less than $.01.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Class T shares began investment operations on April 7, 2017.
[6]	Not annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class F-3 shares began investment operations on January 27, 2017.
[10]	Annualized.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	79

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
7/31/2017	$13.40	$.40	$(.42)	$(.02)	$(.40)	$12.98	(.09)%	$9,692		.53%		3.12%
7/31/2016	12.96	.41	.44	.85	(.41)	13.40	6.69	9,510		.54		3.15
7/31/2015	12.92	.42	.04	.46	(.42)	12.96	3.62	7,385		.54		3.28
7/31/2014	12.44	.45	.48	.93	(.45)	12.92	7.60	6,772		.56		3.57
7/31/2013[3,4]	13.08	.40	(.64)	(.24)	(.40)	12.44	(1.93)[5]	6,984		.55	[6]	3.35	[6]
8/31/2012	12.26	.47	.82	1.29	(.47)	13.08	10.71	7,445		.55		3.73
Class C:
7/31/2017	13.40	.30	(.42)	(.12)	(.30)	12.98	(.88)	474		1.32		2.33
7/31/2016	12.96	.31	.44	.75	(.31)	13.40	5.85	517		1.33		2.35
7/31/2015	12.92	.32	.04	.36	(.32)	12.96	2.80	349		1.33		2.50
7/31/2014	12.44	.35	.48	.83	(.35)	12.92	6.75	325		1.35		2.79
7/31/2013[3,4]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.64)[5]	375		1.34	[6]	2.56	[6]
8/31/2012	12.26	.37	.82	1.19	(.37)	13.08	9.85	420		1.34		2.94
Class T:
7/31/2017[3,7]	12.85	.14	.13	.27	(.14)	12.98	2.07 [5,8]	—	[9]	.10	[5,8]	1.06	[5,8]
Class F-1:
7/31/2017	13.40	.39	(.43)	(.04)	(.38)	12.98	(.22)	461		.66		2.99
7/31/2016	12.96	.39	.44	.83	(.39)	13.40	6.53	518		.67		3.04
7/31/2015	12.92	.41	.04	.45	(.41)	12.96	3.49	1,474		.67		3.16
7/31/2014	12.44	.43	.48	.91	(.43)	12.92	7.46	1,389		.68		3.46
7/31/2013[3,4]	13.08	.39	(.64)	(.25)	(.39)	12.44	(2.05)[5]	1,659		.68	[6]	3.21	[6]
8/31/2012	12.26	.46	.82	1.28	(.46)	13.08	10.59	1,526		.66		3.62

80	American Funds Tax-Exempt Funds

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
7/31/2017	$13.40	$.42	$(.42)	$— [10]	$(.42)	$12.98	.03%	$1,909	.41%		3.24%
7/31/2016	12.96	.43	.44	.87	(.43)	13.40	6.84	2,879	.40		3.26
7/31/2015	12.92	.44	.04	.48	(.44)	12.96	3.76	990	.41		3.42
7/31/2014	12.44	.46	.48	.94	(.46)	12.92	7.74	662	.42		3.70
7/31/2013[3,4]	13.08	.42	(.64)	(.22)	(.42)	12.44	(1.81)[5]	327	.42	[6]	3.49	[6]
8/31/2012	12.26	.49	.82	1.31	(.49)	13.08	10.88	239	.40		3.87
Class F-3:
7/31/2017[3,11]	12.75	.22	.23	.45	(.22)	12.98	3.54 [5]	1,555	.29	[6]	3.34	[6]
Class R-6:
7/31/2017	13.40	.44	(.43)	.01	(.43)	12.98	.15	380	.29		3.36
7/31/2016	12.96	.44	.44	.88	(.44)	13.40	6.95	391	.29		3.39
7/31/2015	12.92	.46	.04	.50	(.46)	12.96	3.86	270	.30		3.52
7/31/2014	12.44	.48	.48	.96	(.48)	12.92	7.86	165	.31		3.81
7/31/2013[3,4]	13.08	.43	(.64)	(.21)	(.43)	12.44	(1.71)[5]	115	.31	[6]	3.58	[6]
8/31/2012[3,12]	12.94	.14	.15	.29	(.15)	13.08	2.25 [5]	42	.09	[5]	1.15	[5]

	Year ended July 31				For the period 9/1/2012 to	Year ended August 31
	2017	2016	2015	2014	7/31/2013[3,4,5]	2012
Portfolio turnover rate for all share classes	20%	13%	14%	10%	16%	14%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	In 2013, the fund changed its fiscal year-end from August to July.
[5]	Not annualized.
[6]	Annualized.
[7]	Class T shares began investment operations on April 7, 2017.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Amount less than $.01.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-6 shares began investment operations on May 11, 2012.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	81

Financial highlights (continued)

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
7/31/2017	$16.21	$.60	$(.49)	$.11	$(.59)	$15.73	.76%	$3,645		.67%		3.86%
7/31/2016	15.40	.63	.79	1.42	(.61)	16.21	9.45	3,519		.67		4.02
7/31/2015	15.22	.64	.17	.81	(.63)	15.40	5.34	2,700		.68		4.13
7/31/2014	14.48	.68	.73	1.41	(.67)	15.22	9.99	2,357		.68		4.59
7/31/2013	15.13	.63	(.65)	(.02)	(.63)	14.48	(.25)	2,246		.69		4.14
Class C:
7/31/2017	16.21	.48	(.49)	(.01)	(.47)	15.73	.00	229		1.43		3.10
7/31/2016	15.40	.52	.79	1.31	(.50)	16.21	8.62	247		1.43		3.26
7/31/2015	15.22	.52	.17	.69	(.51)	15.40	4.55	182		1.44		3.37
7/31/2014	14.48	.56	.73	1.29	(.55)	15.22	9.12	161		1.48		3.80
7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(1.02)	161		1.46		3.37
Class T:
7/31/2017[3,4]	15.50	.20	.23	.43	(.20)	15.73	2.77 [5,6]	—	[7]	.12	[5,6]	1.28	[5,6]
Class F-1:
7/31/2017	16.21	.59	(.49)	.10	(.58)	15.73	.68	234		.75		3.77
7/31/2016	15.40	.62	.79	1.41	(.60)	16.21	9.37	282		.74		3.95
7/31/2015	15.22	.62	.17	.79	(.61)	15.40	5.27	207		.75		4.06
7/31/2014	14.48	.66	.73	1.39	(.65)	15.22	9.87	178		.79		4.49
7/31/2013	15.13	.62	(.65)	(.03)	(.62)	14.48	(.35)	172		.79		4.04

82	American Funds Tax-Exempt Funds

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
7/31/2017	$16.21	$.63	$(.49)	$.14	$(.62)	$15.73	.93%	$605	.50%		4.05%
7/31/2016	15.40	.66	.79	1.45	(.64)	16.21	9.65	775	.48		4.18
7/31/2015	15.22	.66	.17	.83	(.65)	15.40	5.53	321	.49		4.32
7/31/2014	14.48	.70	.73	1.43	(.69)	15.22	10.15	223	.53		4.71
7/31/2013	15.13	.66	(.65)	.01	(.66)	14.48	(.09)	126	.52		4.31
Class F-3:
7/31/2017[3,8]	15.30	.32	.43	.75	(.32)	15.73	4.96 [5]	421	.37	[9]	4.04	[9]
Class R-6:
7/31/2017	16.21	.64	(.49)	.15	(.63)	15.73	1.05	380	.38		4.16
7/31/2016	15.40	.68	.79	1.47	(.66)	16.21	9.76	269	.38		4.31
7/31/2015	15.22	.68	.17	.85	(.67)	15.40	5.64	188	.39		4.42
7/31/2014	14.48	.72	.73	1.45	(.71)	15.22	10.27	108	.42		4.82
7/31/2013	15.13	.68	(.65)	.03	(.68)	14.48	.02	58	.40		4.44

	Year ended July 31
	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	30%	21%	23%	24%	25%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Class T shares began investment operations on April 7, 2017.
[5]	Not annualized.
[6]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[7]	Amount less than $1 million.
[8]	Class F-3 shares began investment operations on January 27, 2017.
[9]	Annualized.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	83

Financial highlights (continued)

The Tax-Exempt Fund of California

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
7/31/2017	$18.21	$.54	$(.59)	$(.05)	$(.53)	$17.63	(.22)%	$1,641		.60%		3.05%
7/31/2016	17.62	.57	.58	1.15	(.56)	18.21	6.65	1,678		.60		3.17
7/31/2015	17.52	.60	.09	.69	(.59)	17.62	3.98	1,386		.62		3.38
7/31/2014	16.72	.63	.80	1.43	(.63)	17.52	8.72	1,265		.63		3.72
7/31/2013[3,4]	17.54	.59	(.82)	(.23)	(.59)	16.72	(1.45)[5]	1,250		.63	[6]	3.64	[6]
8/31/2012	16.32	.66	1.22	1.88	(.66)	17.54	11.70	1,334		.63		3.89
Class C:
7/31/2017	18.21	.40	(.59)	(.19)	(.39)	17.63	(1.00)	83		1.39		2.26
7/31/2016	17.62	.43	.58	1.01	(.42)	18.21	5.82	97		1.39		2.38
7/31/2015	17.52	.46	.09	.55	(.45)	17.62	3.16	78		1.40		2.59
7/31/2014	16.72	.50	.80	1.30	(.50)	17.52	7.87	76		1.42		2.94
7/31/2013[3,4]	17.54	.46	(.82)	(.36)	(.46)	16.72	(2.16)[5]	87		1.42	[6]	2.85	[6]
8/31/2012	16.32	.52	1.22	1.74	(.52)	17.54	10.83	101		1.42		3.10
Class T:
7/31/2017[3,7]	17.42	.18	.21	.39	(.18)	17.63	2.24 [5,8]	—	[9]	.12	[5,8]	1.02	[5,8]
Class F-1:
7/31/2017	18.21	.51	(.58)	(.07)	(.51)	17.63	(.35)	76		.73		2.93
7/31/2016	17.62	.55	.58	1.13	(.54)	18.21	6.52	83		.73		3.04
7/31/2015	17.52	.58	.09	.67	(.57)	17.62	3.85	63		.74		3.26
7/31/2014	16.72	.61	.80	1.41	(.61)	17.52	8.59	65		.76		3.60
7/31/2013[3,4]	17.54	.56	(.82)	(.26)	(.56)	16.72	(1.58)[5]	74		.77	[6]	3.50	[6]
8/31/2012	16.32	.64	1.22	1.86	(.64)	17.54	11.59	82		.73		3.79

84	American Funds Tax-Exempt Funds

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
7/31/2017	$18.21	$.56	$(.59)	$(.03)	$(.55)	$17.63	(.09)%	$200	.48%		3.18%
7/31/2016	17.62	.60	.58	1.18	(.59)	18.21	6.79	213	.48		3.29
7/31/2015	17.52	.62	.09	.71	(.61)	17.62	4.10	134	.49		3.51
7/31/2014	16.72	.65	.80	1.45	(.65)	17.52	8.85	110	.51		3.84
7/31/2013[3,4]	17.54	.60	(.82)	(.22)	(.60)	16.72	(1.35)[5]	91	.51	[6]	3.77	[6]
8/31/2012	16.32	.68	1.22	1.90	(.68)	17.54	11.87	74	.48		4.02

Class F-3:
7/31/2017[3,10]	17.27	.29	.36	.65	(.29)	17.63	3.79 [5]	124	.38	[6]	3.25	[6]

	Year ended July 31				For the period 9/1/2012 to	Year ended August 31
	2017	2016	2015	2014	7/31/2013[3,4,5]	2012
Portfolio turnover rate for all share classes	21%	11%	17%	8%	12%	15%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	In 2013, the fund changed its fiscal year-end from August to July.
[5]	Not annualized.
[6]	Annualized.
[7]	Class T shares began investment operations on April 7, 2017.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class F-3 shares began investment operations on January 27, 2017.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	85

Financial highlights (continued)

American Funds Tax-Exempt Fund of New York

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class A:
7/31/2017	$11.12	$.27	$(.32)	$(.05)	$(.27)	$10.80	(.39)%[4]		$169		.74%[4]		.69%[4]		2.55%[4]
7/31/2016	10.66	.28	.45	.73	(.27)	11.12	6.95	[4]	161		.72	[4]	.69	[4]	2.54	[4]
7/31/2015	10.58	.32	.07	.39	(.31)	10.66	3.65	[4]	124		.72	[4]	.67	[4]	2.91	[4]
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.83	[4]	102		.73	[4]	.63	[4]	3.07	[4]
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.16)[4]		100		.66	[4]	.59	[4]	2.88	[4]
Class C:
7/31/2017	11.12	.19	(.32)	(.13)	(.19)	10.80	(1.17)		12		1.52		1.48		1.76
7/31/2016	10.66	.20	.45	.65	(.19)	11.12	6.11		14		1.51		1.48		1.75
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.79		10		1.56		1.50		2.07
7/31/2014	10.21	.22	.37	.59	(.22)	10.58	5.89		8		1.60		1.51		2.19
7/31/2013	10.85	.21	(.64)	(.43)	(.21)	10.21	(4.04)		8		1.58		1.50		1.96
Class T:
7/31/2017[5,6]	10.68	.09	.13	.22	(.10)	10.80	2.02	[4,7]	—	[8]	.19	[4,7]	.15	[4,7]	.87	[4,7]
Class F-1:
7/31/2017	11.12	.27	(.32)	(.05)	(.27)	10.80	(.38)[4]		3		.73	[4]	.68	[4]	2.56	[4]
7/31/2016	10.66	.29	.45	.74	(.28)	11.12	7.02	[4]	2		.65	[4]	.62	[4]	2.61	[4]
7/31/2015	10.58	.31	.07	.38	(.30)	10.66	3.58	[4]	2		.80	[4]	.74	[4]	2.83	[4]
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.77	[4]	1		.77	[4]	.68	[4]	3.03	[4]
7/31/2013	10.85	.29	(.64)	(.35)	(.29)	10.21	(3.36)[4]		1		.86	[4]	.79	[4]	2.67	[4]

86	American Funds Tax-Exempt Funds

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class F-2:
7/31/2017	$11.12	$.29	$(.32)	$(.03)	$(.29)	$10.80	(.26)%	$11	.58%		.56%		2.68%
7/31/2016	10.66	.30	.45	.75	(.29)	11.12	7.10	31	.58		.55		2.68
7/31/2015	10.58	.33	.07	.40	(.32)	10.66	3.77	20	.61		.56		3.02
7/31/2014	10.21	.32	.37	.69	(.32)	10.58	6.89	16	.66		.57		3.13
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.14)	14	.64		.57		2.90
Class F-3:
7/31/2017[5,9]	10.58	.15	.22	.37	(.15)	10.80	3.54 [7]	16	.58	[10]	.45	[10]	2.79	[10]

	Year ended July 31
	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	27%	14%	42%	25%	23%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Class T shares began investment operations on April 7, 2017.
[7]	Not annualized.
[8]	Amount less than $1 million.
[9]	Class F-3 shares began investment operations on January 27, 2017.
[10]	Annualized.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	87

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York.

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, American Funds Tax-Exempt Fund of New York and The Tax-Exempt Fund of California as of July 31, 2017, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, the financial highlights of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and American Funds Tax-Exempt Fund of New York for each of the periods presented, and the financial highlights of The Tax-Exempt Fund of California for each of the periods ended after July 31, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of July 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial statements of The Tax-Exempt Fund of California as of and for the period ended July 31, 2013, including the financial highlights for each of the periods ended July 31, 2013 and August 31, 2012, were audited by other auditors whose report dated September 9, 2013, expressed an unqualified opinion on those financial statements and financial highlights.

PricewaterhouseCoopers LLP

Los Angeles, California
September 14, 2017

88	American Funds Tax-Exempt Funds

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (February 1, 2017, through July 31, 2017).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Tax-Exempt Funds	89

American Funds Short-Term Tax-Exempt Bond Fund

	Beginning account value 2/1/2017	Ending account value 7/31/2017	Expenses paid during period[1]	Annualized expense ratio
Class A – actual return	$1,000.00	$1,013.97	$3.00	.60%
Class A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class T – actual return[2]	1,000.00	1,008.17	1.52	.48
Class T – assumed 5% return[2]	1,000.00	1,022.41	2.41	.48
Class F-1 – actual return	1,000.00	1,012.81	4.19	.84
Class F-1 – assumed 5% return	1,000.00	1,020.63	4.21	.84
Class F-2 – actual return	1,000.00	1,014.06	2.95	.59
Class F-2 – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class F-3 – actual return	1,000.00	1,014.71	2.35	.47
Class F-3 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class R-6 – actual return[3]	1,000.00	1,012.03	1.73	.43
Class R-6 – assumed 5% return[3]	1,000.00	1,022.66	2.16	.43

Limited Term Tax-Exempt Bond Fund of America

	Beginning account value 2/1/2017	Ending account value 7/31/2017	Expenses paid during period[1]	Annualized expense ratio
Class A – actual return	$1,000.00	$1,021.28	$3.01	.60%
Class A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class C – actual return	1,000.00	1,017.56	6.70	1.34
Class C – assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class T – actual return[2]	1,000.00	1,013.18	1.01	.32
Class T – assumed 5% return[2]	1,000.00	1,023.21	1.61	.32
Class F-1 – actual return	1,000.00	1,020.90	3.36	.67
Class F-1 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 – actual return	1,000.00	1,022.16	2.16	.43
Class F-2 – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class F-3 – actual return	1,000.00	1,022.79	1.50	.30
Class F-3 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class R-6 – actual return	1,000.00	1,022.78	1.50	.30
Class R-6 – assumed 5% return	1,000.00	1,023.31	1.51	.30

90	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Beginning account value 2/1/2017	Ending account value 7/31/2017	Expenses paid during period[1]	Annualized expense ratio
Class A – actual return	$1,000.00	$1,033.92	$2.67	.53%
Class A – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class C – actual return	1,000.00	1,029.89	6.64	1.32
Class C – assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class T – actual return[2]	1,000.00	1,020.73	.99	.31
Class T – assumed 5% return[2]	1,000.00	1,023.26	1.56	.31
Class F-1 – actual return	1,000.00	1,033.30	3.33	.66
Class F-1 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 – actual return	1,000.00	1,034.52	2.12	.42
Class F-2 – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class F-3 – actual return	1,000.00	1,035.04	1.46	.29
Class F-3 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class R-6 – actual return	1,000.00	1,035.18	1.46	.29
Class R-6 – assumed 5% return	1,000.00	1,023.36	1.45	.29

American High-Income Municipal Bond Fund

	Beginning account value 2/1/2017	Ending account value 7/31/2017	Expenses paid during period[1]	Annualized expense ratio
Class A – actual return	$1,000.00	$1,047.05	$3.30	.65%
Class A – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class C – actual return	1,000.00	1,043.09	7.14	1.41
Class C – assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class T – actual return[2]	1,000.00	1,027.70	1.21	.38
Class T – assumed 5% return[2]	1,000.00	1,022.91	1.91	.38
Class F-1 – actual return	1,000.00	1,046.61	3.70	.73
Class F-1 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class F-2 – actual return	1,000.00	1,047.85	2.49	.49
Class F-2 – assumed 5% return	1,000.00	1,022.36	2.46	.49
Class F-3 – actual return	1,000.00	1,048.42	1.88	.37
Class F-3 – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class R-6 – actual return	1,000.00	1,048.51	1.83	.36
Class R-6 – assumed 5% return	1,000.00	1,023.01	1.81	.36

See end of tables for footnotes.

American Funds Tax-Exempt Funds	91

The Tax-Exempt Fund of California

	Beginning account value 2/1/2017	Ending account value 7/31/2017	Expenses paid during period[1]	Annualized expense ratio
Class A – actual return	$1,000.00	$1,035.73	$3.08	.61%
Class A – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class C – actual return	1,000.00	1,031.67	7.05	1.40
Class C – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class T – actual return[2]	1,000.00	1,022.36	1.24	.39
Class T – assumed 5% return[2]	1,000.00	1,022.86	1.96	.39
Class F-1 – actual return	1,000.00	1,035.06	3.73	.74
Class F-1 – assumed 5% return	1,000.00	1,021.12	3.71	.74
Class F-2 – actual return	1,000.00	1,036.31	2.47	.49
Class F-2 – assumed 5% return	1,000.00	1,022.36	2.46	.49
Class F-3 – actual return	1,000.00	1,036.91	1.92	.38
Class F-3 – assumed 5% return	1,000.00	1,022.91	1.91	.38

American Funds Tax-Exempt Fund of New York

	Beginning account value 2/1/2017	Ending account value 7/31/2017	Expenses paid during period[1]	Annualized expense ratio
Class A – actual return	$1,000.00	$1,032.84	$3.48	.69%
Class A – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class C – actual return	1,000.00	1,028.82	7.44	1.48
Class C – assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class T – actual return[2]	1,000.00	1,020.22	1.50	.47
Class T – assumed 5% return[2]	1,000.00	1,022.46	2.36	.47
Class F-1 – actual return	1,000.00	1,032.88	3.48	.69
Class F-1 – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class F-2 – actual return	1,000.00	1,033.40	2.87	.57
Class F-2 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class F-3 – actual return	1,000.00	1,034.12	2.27	.45
Class F-3 – assumed 5% return	1,000.00	1,022.56	2.26	.45

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on April 7, 2017. The “assumed 5% return” line is based on 181 days.
[3]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on March 17, 2017. The “assumed 5% return” line is based on 181 days.

92	American Funds Tax-Exempt Funds

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The funds hereby designate the following amounts for the funds’ fiscal year ended July 31, 2017:

Fund	Exempt interest dividends
American Funds Short-Term Tax-Exempt Bond Fund	100%
Limited Term Tax-Exempt Bond Fund of America	100
The Tax-Exempt Bond Fund of America	100
American High-Income Municipal Bond Fund	100
The Tax-Exempt Fund of California	100
American Funds Tax-Exempt Fund of New York	100

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2018, to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their tax advisors.

American Funds Tax-Exempt Funds	93

Approval of Investment Advisory and Service Agreement

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, American Funds Tax-Exempt Fund of New York

The boards of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York (the “board”) have approved each fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2018. The board approved the agreement following the recommendation of each fund’s Contracts Committee (the “committee”), which is composed of each fund’s independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s investment results with those of other relevant funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through October 31, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income that is exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital. The board and the committee reviewed the fund’s investment results measured against the Lipper Short Municipal Debt Funds Average and the Bloomberg Barclays Municipal Short 1–5 Years Index. They noted that the investment results for the fund were above the results of the Lipper average for the year-to-date, one-year, three-year, five-year and lifetime periods, while below those of the Bloomberg Barclays index for those periods.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income that is exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital. The board and the committee reviewed the fund’s investment results measured against the Lipper Short-Intermediate Municipal Debt Funds Average and the Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index. They noted that the investment results for the fund were above the results of the Lipper average for the three-year, five-year, 10-year and lifetime periods (while below the results for the year-to-date and one-year periods), and were below the results of the Bloomberg Barclays index for all periods shown.

94	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper General & Insured Municipal Debt Funds Average and the Bloomberg Barclays Municipal Bond Index. They noted that the investment results for the fund were above the results of the Lipper average for the year-to-date, five-year, 10-year and lifetime periods, and in line with the results for the three-year period (while below the results for the one-year period); and above the results of the Bloomberg Barclays index for the year-to-date, one-year, three-year and five-year periods (while below the results of the average for the 10-year period).

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax. The board and the committee reviewed the fund’s investment results measured against the Lipper High Yield Municipal Debt Funds Average, the Bloomberg Barclays Municipal Bond Index and the Bloomberg Barclays High Yield Municipal Bond Index. They noted that the investment results for the fund were above the results of the Lipper average and the Bloomberg Barclays Municipal Bond Index for all periods considered; and above the results of the Bloomberg Barclays High Yield Municipal Bond Index for the three-year and 10-year periods, and in line with the results for the five-year period (although below the results of the index for the year-to-date and one-year periods).

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper California Municipal Debt Funds Average and the Bloomberg Barclays California Municipal Bond Index. They noted that the investment results for the fund were above the results of the Lipper average for the 10-year period and in line with the results for the lifetime period (although below the results of the average for the year-to-date, one-year, three-year and five-year periods), and were above the results of the Bloomberg Barclays index for the year-to-date, one-year, three-year and five-year periods (while below the index for the 10-year period).

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes, with a secondary objective of preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper New York Municipal Debt Funds Average and the Bloomberg Barclays New York Municipal Bond Index. They noted that the investment results for the fund were above the results of the Lipper average for the five-year and lifetime periods (although below the results of the average for the year-to-date, one-year and three-year periods), while above those of the Bloomberg Barclays index for all periods considered.

American Funds Tax-Exempt Funds	95

Approval of Investment Advisory and Service Agreement (continued)

The board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit the funds and their shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that each fund’s advisory fees were below the median (with the exception of American Funds Short-Term Tax-Exempt Bond Fund’s fees, which were in line with the median), and expenses for each of the funds were below the median (with the exception of American Funds Short-Term Tax-Exempt Bond Fund’s expenses, which were slightly above the median), of their respective categories. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

96	American Funds Tax-Exempt Funds

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in each fund’s advisory fee structure. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Tax-Exempt Funds	97

Boards of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]		Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	STEX	2010	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	80	General Finance Corporation
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
James G. Ellis, 1947	STEX	2009	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	80	Mercury General Corporation
	LTEX	2006
	TEBF	2006
	AHIM	2006
	TEFCA	2006
	TEFNY	2010
Leonard R. Fuller, 1946	STEX	1995	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	80	None
	LTEX	1994
	TEBF	1994
	AHIM	1994
	TEFCA	1994
	TEFNY	2010
Mary Davis Holt, 1950	STEX		Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	77	None
	2015-2016; 2017
	LTEX
	2015-2016; 2017
	TEBF
	2015-2016; 2017
	AHIM
	2015-2016; 2017
	TEFCA
	2015-2016; 2017
	TEFNY
	2015-2016; 2017
R. Clark Hooper, 1946 Chairman of the Boards (Independent and Non-Executive)	STEX	2005	Private investor	80	None
	LTEX	2005
	TEBF	2005
	AHIM	2005
	TEFCA	2005
	TEFNY	2010
Merit E. Janow, 1958	STEX	2010	Dean and Professor, Columbia University, School of International and Public Affairs	79	MasterCard Incorporated; Trimble Inc.
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
Laurel B. Mitchell, PhD, 1955	STEX	2009	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	76	None
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2009
	TEFNY	2010

See page 101 for footnotes.

98	American Funds Tax-Exempt Funds

Independent trustees1 (continued)

Name and year of birth	Year first elected a trustee of the fund[2]		Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Frank M. Sanchez, 1943	STEX	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	76	None
	LTEX	1999
	TEBF	1999
	AHIM	1999
	TEFCA	1999
	TEFNY	2010
Margaret Spellings, 1957	STEX	2009	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	81	ClubCorp Holdings, Inc.
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010

We are deeply saddened by the loss of Dr. Steadman Upham, who passed away on July 30, 2017. Dr. Upham served as an independent trustee on the boards of several American Funds since 2001. His wise counsel and friendship will be missed.

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]		Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Karl J. Zeile, 1966 Vice Chairman of the Board: STEX Vice Chairman of the Board and President: AHIM Vice Chairman of the Board and Senior Vice President: LTEX, TEBF, TEFCA, TEFNY	STEX	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	6	None
	LTEX	2004
	TEBF	2009
	AHIM	2008
	TEFCA	2009
	TEFNY	2010
Michael C. Gitlin, 1970	STEX	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	18	None
	LTEX	2015
	TEBF	2015
	AHIM	2015
	TEFCA	2015
	TEFNY	2015

The funds’ statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the funds is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

STEX	American Funds Short-Term Tax-Exempt Bond Fund
LTEX	Limited Term Tax-Exempt Bond Fund of America
TEBF	The Tax-Exempt Bond Fund of America
AHIM	American High-Income Municipal Bond Fund
TEFCA	The Tax-Exempt Fund of California
TEFNY	American Funds Tax-Exempt Fund of New York

American Funds Tax-Exempt Funds	99

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]		Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Neil L. Langberg, 1953 President: STEX, LTEX,TEBF, TEFCA Senior Vice President: AHIM	STEX	1989	Partner — Capital Fixed Income Investors, Capital Research and Management Company
	LTEX	1993
	TEBF	1985
	AHIM	1994
	TEFCA	1986
Jerome H. Solomon, 1963 President: TEFNY Senior Vice President: AHIM	TEFNY	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company
	AHIM	2017
Kristine M. Nishiyama, 1970 Senior Vice President	STEX	2003	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[6]
	LTEX	2003
	TEBF	2003
	AHIM	2003
	TEFCA	2003
	TEFNY	2010
Chad M. Rach, 1972 Senior Vice President	AHIM	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company
	TEBF	2016
Aaron M. Applebaum, 1979 Vice President	STEX	2016	Partner — Capital Fixed Income Investors, Capital Research and Management Company
	LTEX	2016
Steven I. Koszalka, 1964 Secretary	STEX	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
Brian C. Janssen, 1972 Treasurer	STEX	2015	Vice President — Investment Operations, Capital Research and Management Company
	LTEX	2015
	TEBF	2012
	AHIM	2015
	TEFCA	2012
	TEFNY	2012
Jane Y. Chung, 1974 Assistant Secretary	STEX	2014	Associate — Fund Business Management Group, Capital Research and Management Company
	LTEX	2014
	TEBF	2014
	AHIM	2014
	TEFCA	2014
	TEFNY	2014
Dori Laskin, 1951 Assistant Treasurer	STEX	2010	Vice President — Investment Operations, Capital Research and Management Company
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
Gregory F. Niland, 1971 Assistant Treasurer	STEX	2015	Vice President — Investment Operations, Capital Research and Management Company
	LTEX	2015
	TEBF	2015
	AHIM	2015
	TEFCA	2015
	TEFNY	2015

100	American Funds Tax-Exempt Funds

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the Investment Company Act of 1940.
[2]	Includes service as a director/trustee or officer of the fund’s predecessor, The Tax-Exempt Bond Fund of America, Inc. or American High-Income Municipal Bond Fund, Inc., each a Maryland corporation, or Limited Term Tax-Exempt Bond Fund of America or The Tax-Exempt Fund of California, each a Massachusetts business trust. Trustees and officers of the funds serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their current or former affiliation with the funds’ investment adviser, Capital Research and Management Company, or affiliated entities (including the funds’ principal underwriter).
[5]	All of the trustees and/or officers listed, with the exception of Jerome H. Solomon, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Tax-Exempt Funds	101

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102	American Funds Tax-Exempt Funds

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American Funds Tax-Exempt Funds	103

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104	American Funds Tax-Exempt Funds

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American Funds Tax-Exempt Funds	105

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106	American Funds Tax-Exempt Funds

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American Funds Tax-Exempt Funds	107

Offices of the funds and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd floor
Los Angeles, CA 90071-3132

Custodians of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

108	American Funds Tax-Exempt Funds

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete July 31, 2017, portfolios of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York’s investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

Each fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectuses, which give details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after September 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright ©2017 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2016	$61,000
2017	$80,000

b) Audit-Related Fees:
2016	None
2017	None

c) Tax Fees:
2016	$8,000
2017	$8,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2016	None
2017	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:

Not Applicable

b) Audit-Related Fees:
2016	$17,000
2017	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2016	$9,000
2017	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2016	$2,000
2017	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $38,000 for fiscal year 2016 and $8,000 for fiscal year 2017. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were ------------------------------. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American High-Income Municipal Bond Fund®

Investment portfolio

July 31, 2017

Bonds, notes & other debt instruments93.49% Alabama1.31%	Principal?amount (000)	Value (000)
Ascension Health, Rev. Bonds (Ascension Senior Credit Group), Series 2016-B, 5.00% 2046	$500	$577
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	10,000	10,837
Houston County, Health Care Auth., Series 2016-A, 5.00% 2030	5,000	5,424
Jefferson County, Limited Obligation Ref. Bonds, Series 2017, 5.00% 2032	1,000	1,174
Jefferson County, Limited Obligation Ref. Bonds, Series 2017, 5.00% 2033	2,000	2,337
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	1,600	1,798
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 2048	700	794
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	6,500	7,640
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	6,000	7,217
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	520	645
Jefferson County, Sewer Rev. Warrants, Series 2013-E, 0% 2034	2,500	821
Jefferson County, Sewer Rev. Warrants, Series 2013-E, 0% 2035	17,475	5,273
Jefferson County, Sewer Rev. Warrants, Series 2013-E, 0% 2036	7,500	2,076
Jefferson County, Sewer Rev. Warrants, Series 2013-F, 0% 20461	2,500	2,055
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2029	1,250	1,496
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2031	5,175	6,217
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2046	5,355	6,733
The Medical Clinic Board of the City of Montgomery, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), 5.00% 2033	2,500	2,770
The Medical Clinic Board of the City of Montgomery, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), 5.00% 2036	3,400	3,735
Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 2035	2,500	2,529
		72,148
Alaska0.20%
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, AMT, 5.00% 2033	2,000	2,174
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, AMT, 5.00% 2034	2,000	2,165
International Airport System, Rev. Ref. Bonds, Series 2016-D, AMT, 5.00% 2018	2,550	2,661
International Airport System, Rev. Ref. Bonds, Series 2016-D, AMT, 5.00% 2019	2,950	3,177
International Airport System, Rev. Ref. Bonds, Series 2016-D, AMT, 5.00% 2020	1,000	1,108
		11,285
Arizona1.82%
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 4.25% 2026	805	794
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.00% 2036	600	572
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 2046	1,545	1,487
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 2051	900	851
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 20362	2,500	2,615
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 20472	4,540	4,695

American High-Income Municipal Bond Fund — Page 1 of 57

Bonds, notes & other debt instruments Arizona (continued)	Principal?amount (000)	Value (000)
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds (Montecito Assessment Dist.), Series 2007, 5.70% 2027	$424	$424
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds (Montecito Assessment Dist.), Series 2007, 5.80% 2032	882	882
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (3-month USD-LIBOR + 0.81%) 1.68% 20373	6,735	5,873
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, (SIFMA Municipal Swap Index + 1.85%) 2.67% 2048 (put 2020)3	2,500	2,539
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 20372	1,500	1,582
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 20472	2,450	2,565
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 20502	5,160	5,430
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 2028	1,680	1,943
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 20472	1,280	1,271
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 20512	570	568
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), 5.00% 20352	1,590	1,623
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), 5.00% 20452	2,250	2,243
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 5.75% 20242	1,250	1,370
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.50% 20342	1,560	1,778
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 20442	6,500	7,303
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 20412	10,000	10,209
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 20462	2,500	2,534
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 20352	6,055	6,320
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 20452	5,500	5,652
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 20352	1,500	1,563
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 20462	7,100	7,291
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	6,160	6,747
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	5,000	5,695
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 5.00% 2019	500	523
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 6.25% 2042	1,000	1,048
University Medical Center Corp. (Tucson), Hospital Rev. Bonds, Series 2009, 6.50% 2039 (preref. 2019)	1,000	1,101
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2021	500	524
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2022	500	524
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-B, 5.00% 2023	440	461
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-B, 5.70% 2029	770	828
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-B, 6.00% 2033	700	752
		100,180
Arkansas0.02%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 2.37% 2044 (put 2022)3	1,000	1,009

American High-Income Municipal Bond Fund — Page 2 of 57

Bonds, notes & other debt instruments California7.92%	Principal?amount (000)	Value (000)
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	$2,250	$2,385
Community Facs. Dist. No. 2013-1, City of Alameda (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 4.00% 2030	115	120
Community Facs. Dist. No. 2013-1, City of Alameda (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2027	100	115
Community Facs. Dist. No. 2013-1, City of Alameda (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2031	150	168
Community Facs. Dist. No. 2013-1, City of Alameda (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2032	160	178
Community Facs. Dist. No. 2013-1, City of Alameda (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2033	320	355
Community Facs. Dist. No. 2013-1, City of Alameda (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2034	135	149
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.50% 2030 (preref. 2020)	3,225	3,650
Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Convention Center Expansion Project), Series 2014-A, 5.00% 2046	2,000	2,265
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2016-A, 5.25% 2036	1,000	1,034
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2020	790	792
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2037	3,665	3,671
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	500	572
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	1,000	1,152
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.00% 2031	1,250	1,397
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	3,500	3,722
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), 5.00% 2023	400	457
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	4,500	4,802
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 1.92% 2045 (put 2024)3	1,500	1,528
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.70% 2024	600	623
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.80% 2025	650	672
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.90% 2026	625	646
Cerritos Public Fin. Auth., Rev. Bonds (Los Coyotes Redev. Project Loan), Series A, AMBAC insured, 6.50% 2023	955	1,143
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	2,500	2,572
Cerritos Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2022	2,000	2,056
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	2,500	2,739
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	2,290	2,481
Certs. of Part., Palomar Pomerado Health, 6.75% 2039 (preref. 2019)	1,500	1,692
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2028	225	266
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	345	400
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	945	1,051
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	1,100	1,190

American High-Income Municipal Bond Fund — Page 3 of 57

Bonds, notes & other debt instruments California (continued)	Principal?amount (000)	Value (000)
Public Fin. Auth., University Housing Rev. Bonds (NCCD - Claremont Properties LLC - Claremont Colleges Project), Series 2017-A, 5.00% 20472	$1,545	$1,664
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 2029	615	650
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 2030	640	674
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 5.00% 2036	1,510	1,674
Duarte Unified School Dist., Capital Appreciation Bonds, 2010 Election, Series 2011-A, BAM insured, 0% 2036	5,520	2,577
Educational Facs. Auth., Ref. Rev. Bonds (Loyola Marymount University), Series 2001-A (Capital Appreciation Bonds), National insured, 0.00% 2036	4,585	2,200
Educational Facs. Auth., Rev. Bonds (Loma Linda University), Series 2017-A, 5.00% 2034	1,050	1,215
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2016-U-7, 5.00% 2046	1,250	1,692
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 6.125% 2036	1,000	1,179
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), 2012 Special Tax Ref. Bonds, 4.00% 2033	4,000	4,102
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2030	2,080	2,267
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2034	10,000	5,280
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2035	1,000	504
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 0% 2042	5,000	1,672
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 0% 20421	1,250	1,085
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.75% 2046	3,000	3,448
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	4,000	4,630
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-C, 6.50% 2043	3,500	4,060
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A, AMBAC insured, 0% 2027	5,000	3,790
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.75% 2047	3,295	3,295
Grossmont Union High School Dist., G.O. Bonds (San Diego County), 2004 Election, 0% 2032	5,000	3,011
Hawthorne School Dist., Capital Appreciation Bonds, 2004 Election, Series 2008-C, Assured Guaranty insured, 0% 2038	6,750	2,916
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	225	261
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	500	562
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032	540	597
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2033	580	638
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2034	350	384
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 20212	370	392
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 20222	385	411
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 20232	400	428
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 20242	420	450
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 20252	235	251
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 20492	1,000	1,061
Independent Cities Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), 5.00% 2036	1,000	1,088
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2032	350	394
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2033	590	661
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2034	615	686
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2035	375	417
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2024	310	339
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2025	550	598
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2026	350	378
Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,265	1,501
Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2031	2,920	3,318
Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2035	7,125	7,983

American High-Income Municipal Bond Fund — Page 4 of 57

Bonds, notes & other debt instruments California (continued)	Principal?amount (000)	Value (000)
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	$1,000	$1,103
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2025	1,000	1,147
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2026	2,000	2,283
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-B, 5.375% 2035	735	804
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2045	500	546
Long Beach Community College Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2012-B, 0% 2034	1,250	692
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	4,900	7,033
Mendocino-Lake Community College Dist., G.O. Bonds (Mendocino and Lake Counties), 2006 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 2051	3,000	669
Moorpark Unified School Dist., G.O. Bonds (Ventura County), 2008 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 2036	4,500	2,090
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	680	692
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	9,750	9,998
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2020 (preref. 2019)	1,500	1,591
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2021 (preref. 2019)	1,500	1,591
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.00% 2028 (preref. 2018)2	845	884
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2038 (preref. 2018)2	750	786
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2048 (preref. 2018)2	1,000	1,047
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2036	750	816
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2046	1,745	1,875
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.25% 20352	2,035	2,233
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 20452	5,600	6,002
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2039	1,200	1,336
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 2049	1,000	1,148
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029 (preref. 2019)	1,420	1,638
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.50% 2039 (preref. 2019)	1,000	1,165
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.25% 2040 (preref. 2020)	1,000	1,145
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041 (preref. 2021)2	3,500	4,357
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2026	1,065	1,222
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2030	2,505	2,782
Municipal Fin. Auth., Rev. Ref. Bonds (NorthBay Healthcare Group), Series 2016-A, 5.00% 2026	1,000	1,183
Municipal Fin. Auth., Rev. Ref. Bonds (NorthBay Healthcare Group), Series 2016-A, 5.00% 2027	1,000	1,185
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2034	1,965	1,999
Newport-Mesa Unified School Dist. (County of Orange), G.O. Bonds, Election of 2005, Series 2011, 0% 2038	4,000	1,895
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds, Issue of 2006, AMBAC insured, 4.875% 2033	2,000	2,006
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 1.59% 20273	2,350	2,260
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2029	2,000	2,249
Community Facs. Dist. No. 2015-1, Orange County (Esencia Village), Special Tax Ref. Bonds, Series A, 5.25% 2045	575	642
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.05% 2027	1,820	1,841
Palmdale Elementary School Dist., Community Facs. Dist. No 90-1 Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2041	2,000	2,295
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2027	2,160	2,486

American High-Income Municipal Bond Fund — Page 5 of 57

Bonds, notes & other debt instruments California (continued)	Principal?amount (000)	Value (000)
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2036	$500	$549
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2039	2,750	3,005
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2007-A, National insured, 0% 2026	3,300	2,472
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2029	9,320	6,025
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2030	9,000	5,575
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2031	2,500	1,472
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2032	2,675	2,889
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2035	3,175	3,397
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2041	2,725	2,897
Pollution Central Fin. Auth., Solid Waste Disposal Rev., Series 2017, AMT, 8.00% 20392	5,000	5,476
Pollution Control Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, AMT, 1.30% 2023 (put 2017)2,3	3,500	3,500
Pollution Control Fin. Auth., Solid Waste Ref. Rev. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 1.25% 2023 (put 2017)2	2,500	2,500
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 20452	7,000	7,476
Pomona Unified School Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2016-G, Assured Guaranty Municipal insured, 0.00% 2032	1,925	1,142
Pomona Unified School Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2016-G, Assured Guaranty Municipal insured, 0.00% 2034	1,000	520
Pomona Unified School Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2016-G, Assured Guaranty Municipal insured, 0.00% 2035	3,500	1,802
Pomona Unified School Dist. (Los Angeles County), G.O. Bonds, 2016 Election, Series 2017-A, BAM insured, 4.00% 2046	3,000	3,124
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,350	1,531
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,200	1,354
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	1,500	1,663
Public Works Board, Lease Rev. Bonds (Regents of the University of California), Series 2008-A, 5.00% 2033 (preref. 2018)	50	51
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029 (preref. 2019)	6,000	6,693
State Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Various California State University Projects), Series 2011-B, 5.00% 2031 (preref. 2021)	5	6
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds, Series 2016, 4.00% 2037	500	513
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2013, 5.50% 2039	3,120	3,418
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2014, 5.00% 2035	425	463
Riverside County, Redev. Agcy., Jurupa Valley Redev. Project Area, Tax Allocation Bonds, (Capital Appreciation Bonds) Series 2011-B, 0.00% 2039	4,000	1,685
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.125% 20472	1,000	1,014
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.25% 20522	500	508
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2026	500	580
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2027	230	263
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2029	1,000	1,126
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2030	455	510
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2031	595	664
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2033	500	553
Sacramento County, Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and 41 2007 Water System Project), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.55%) 1.355% 20343	5,000	4,598
Sacramento County, Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 0% 2029	1,000	689
Sacramento County, Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 0% 2030	1,000	669

American High-Income Municipal Bond Fund — Page 6 of 57

Bonds, notes & other debt instruments California (continued)	Principal?amount (000)	Value (000)
Sacramento County, Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 0% 2031	$2,000	$1,248
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	13,040	15,077
San Diego City, Community Facs. Dist. No. 4, Special Tax Bonds (Black Mountain Ranch Villages), 5.00% 2027	360	418
San Diego City, Community Facs. Dist. No. 4, Special Tax Bonds (Black Mountain Ranch Villages), 5.00% 2028	800	922
San Diego City, Community Facs. Dist. No. 4, Special Tax Bonds (Black Mountain Ranch Villages), 5.00% 2029	250	286
San Diego City, Community Facs. Dist. No. 4, Special Tax Bonds (Black Mountain Ranch Villages), 5.00% 2030	250	285
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2042	1,000	1,152
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-A, 4.90% 2029	3,000	3,258
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	3,500	3,754
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2009-D, 6.625% 2039 (preref. 2019)	1,000	1,113
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041 (preref. 2021)	1,000	1,204
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2031	665	788
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2029	1,300	1,447
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2031	1,140	1,260
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2033	250	275
Successor Agcy. to the Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase One Improvements), Special Tax Ref. Bonds, Series 2014, 5.00% 2044	1,000	1,096
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 5.00% 2034	2,200	2,468
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.75% 2034	4,000	4,584
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2047	1,000	1,142
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.50% 2035	1,000	1,115
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.25% 2024	1,500	1,748
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.75% 2028	810	960
Santa Ana Unified School Dist., G.O. Bonds (Orange County), 2008 Election, Series 2009-B, Assured Guaranty insured, 0% 2034	10,000	5,292
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2024 (preref. 2021)	4,070	3,110
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2025 (preref. 2021)	4,000	2,818
Santa Clara County, Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.75% 2040	3,000	3,466
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.10% 2030	925	1,008
Saugus/Hart School Facs. Fin. Auth., Special Tax Rev. Bonds (Community Facs. Dist. No. 2006-1 of the Saugus Union School Dist.), 5.00% 2035	1,725	1,934
Saugus/Hart School Facs. Fin. Auth., Special Tax Rev. Bonds (Community Facs. Dist. No. 2006-1 of the Saugus Union School Dist.), 5.00% 2036	1,780	1,993
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043	6,000	6,938
School Fin. Auth., Charter School Rev. Bonds (Downtown College Prep Obligated Group), Series 2016, 4.00% 20262	1,260	1,278
School Fin. Auth., Charter School Rev. Bonds (Downtown College Prep Obligated Group), Series 2016, 4.50% 20312	500	508
School Fin. Auth., Charter School Rev. Bonds (Downtown College Prep Obligated Group), Series 2016, 5.00% 20462	2,305	2,346

American High-Income Municipal Bond Fund — Page 7 of 57

Bonds, notes & other debt instruments California (continued)	Principal?amount (000)	Value (000)
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 20462	$1,600	$1,603
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 20462	7,100	7,429
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 20462	1,250	1,308
Seal Beach Community Facs. Dist., NO. 05 Special Tax Rev. Ref. Bonds (Pacific Gateway Business), 3.00% 2027	100	96
Seal Beach Community Facs. Dist., NO. 05 Special Tax Rev. Ref. Bonds (Pacific Gateway Business), 3.00% 2028	120	114
Seal Beach Community Facs. Dist., NO. 05 Special Tax Rev. Ref. Bonds (Pacific Gateway Business), 3.125% 2030	175	163
Seal Beach Community Facs. Dist., NO. 05 Special Tax Rev. Ref. Bonds (Pacific Gateway Business), 3.125% 2031	460	424
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 4.50% 2030	120	120
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2028	2,500	2,964
State Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2024 (preref. 2023)	20	24
State Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2029 (preref. 2023)	5	6
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-B, 3.00% 2021	700	701
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-D, 4.75% 2020	1,045	1,045
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.125% 2033	1,000	1,120
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.375% 2043	2,700	3,059
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-B, 3.50% 2018	500	503
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 20372	5,500	5,506
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 2023	1,405	1,523
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2044	5,000	5,463
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 20462	1,000	1,076
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	1,500	1,699
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 5.625% 2032	1,000	1,083
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042	1,000	1,088
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	2,000	2,172
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	2,500	2,703
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 20462	3,750	3,841
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.00% 20292	1,500	1,656
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.25% 20412	4,500	4,985
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC), Series 2016, 5.00% 2040	1,150	1,290
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Phase I), Series 2011, 5.125% 2031	2,000	2,177

American High-Income Municipal Bond Fund — Page 8 of 57

Bonds, notes & other debt instruments California (continued)	Principal?amount (000)	Value (000)
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Phase I), Series 2011, 5.375% 2038	$1,000	$1,096
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Phase II), Series 2008, 6.00% 2040 (preref. 2018)	1,000	1,041
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.00% 2022	1,260	1,353
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	2,000	2,001
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	1,185	1,189
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029 (preref. 2019)	1,000	1,066
Twin Rivers Unified School Dist. (County of Sacramento and County of Placer), G.O. Rev. Ref. Bonds (Grant), Series 2016-A, Assured Guaranty Municipal insured, 0% 2036	10,000	4,597
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	2,300	2,431
Walnut Valley Unified School Dist., Capital Appreciation Bonds, 2007 Election, Series 2011-B, BAM insured, 0% 2036	5,655	2,721
West Hollywood Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project), Series 2011-A, 7.50% 2042	1,950	2,372
		436,613
Colorado4.96%
Arapahoe County, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 4.625% 2027	2,690	2,833
City of Arvada, Leyden Ranch Metropolitan Dist. (Jefferson County), G.O. Tax Bonds, Series 2017-A, 5.125% 2047	1,135	1,147
City of Arvada, Leyden Ranch Metropolitan Dist. (Jefferson County), G.O. Tax Bonds, Series 2017-B, 7.00% 2047	500	492
Aurora Arapahoe County, Cornerstar Metropolitan Dist., G.O. (Limited Tax Convertible to Unlimited Tax) Ref. Bonds, Series 2017-A, 4.50% 2027	1,000	1,045
City of Aurora, Arapahoe County, Forest Trace Metropolitan Dist. No. 3, G.O. Bonds (Limited Tax Convertible to Unlimited Tax), Series 2016-A, 5.00% 2046	2,920	2,867
City of Aurora, Arapahoe County, Forest Trace Metropolitan Dist. No. 3, G.O. Limited Tax Bonds, Series 2016-B, 7.25% 20464	683	638
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2016-A, 6.75% 20384	720	723
Base Village Metropolitan Dist. No. 2 (Town of Snowmass Village), G.O. Limited Tax Rev. Ref. Bonds, Series 2016-A, 5.50% 2036	4,750	4,856
Base Village Metropolitan Dist. No. 2 (Town of Snowmass Village), G.O. Limited Tax Rev. Ref. Bonds, Series 2016-A, 5.75% 2046	2,585	2,650
City and County of Broomfield, Improvement Rev. Ref. Bonds (Lambertson Farms Metropolitan Dist. No. 1), 5.75% 2046	4,450	4,487
City and County of Broomfield, Improvement Rev. Ref. Bonds (Lambertson Farms Metropolitan Dist. No. 1), 6.00% 2050	3,700	3,731
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, G.O. Limited Tax and Rev. Bonds, Series 2016, 4.375% 2031	900	853
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, G.O. Limited Tax and Rev. Bonds, Series 2016, 5.00% 2046	3,000	2,914
Promenade at Castle Rock Metropolitan Dist. No. 1, G.O. Bonds (In the Town of Castle Rock), Series 2015-A, 5.75% 2039	9,300	9,851
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, 5.00% 2043	1,250	1,328
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, Series 2013-A, 5.625% 2038	1,315	1,495
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, Series 2013-A, 6.00% 2038	1,250	1,461
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, 5.00% 2030	1,570	1,632
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, 5.00% 2036	810	824

American High-Income Municipal Bond Fund — Page 9 of 57

Bonds, notes & other debt instruments Colorado (continued)	Principal?amount (000)	Value (000)
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, 5.00% 2046	$2,100	$2,119
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds, Series 2007-A, RADIAN insured, 5.60% 2034	5,610	5,674
Copperleaf Metropolitan Dist. No. 2 (Arapahoe County), Limited Tax G.O. Bonds, 5.25% 2030	500	524
Copperleaf Metropolitan Dist. No. 2 (Arapahoe County), Limited Tax G.O. Bonds, 5.75% 2045	1,450	1,515
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 5.00% 20373	3,830	3,820
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	1,000	1,151
City and County of Denver, Belleview Station Metropolitan Dist. No. 2, G.O. Rev. Ref. and Improvement Bonds, Series 2017, 4.50% 2029	1,295	1,317
City and County of Denver, Belleview Station Metropolitan Dist. No. 2, G.O. Rev. Ref. and Improvement Bonds, Series 2017, 5.00% 2036	605	619
City and County of Denver, Belleview Station Metropolitan Dist. No. 2, G.O. Rev. Ref. and Improvement Bonds, Series 2017, 5.125% 2046	2,375	2,428
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	16,000	16,054
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.75% 2032	5,505	5,529
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2034	2,500	2,858
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2040	1,000	1,131
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, (3-month USD-LIBOR + 1.10%) 1.905% 20333	4,740	4,230
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	2,000	2,317
E-470 Public Highway Auth., Rev. Bonds (Capital Appreciation Bonds), Series 2000-B, National insured, 0% 2031	1,325	820
E-470 Public Highway Auth., Rev. Bonds (Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2037	5,065	2,071
E-470 Public Highway Auth., Rev. Bonds, Series 2010, 0% 2040	3,600	1,379
E-470 Public Highway Auth., Rev. Bonds, Series 2017-A, (1-month USD-LIBOR x 0.67 + 0.90%) 1.727% 2039 (put 2019)3	500	502
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 1.876% 2039 (put 2021)3	1,000	1,011
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.375% 2028	1,000	1,032
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.50% 2038	1,000	1,030
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2007-A, 5.90% 2037	1,525	1,525
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,100	12,438
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2025	500	553
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	11,555	12,161
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043	4,690	5,131
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2030	3,000	3,329
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2032	1,500	1,650
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2033	100	110
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2036	2,360	2,570
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045	1,000	1,078

American High-Income Municipal Bond Fund — Page 10 of 57

Bonds, notes & other debt instruments Colorado (continued)	Principal?amount (000)	Value (000)
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 2041	$1,000	$1,132
Health Facs. Auth., Rev. Bonds (Ralston Creek at Arvada Project), Series 2017-A, 5.75% 2047	6,000	5,906
Health Facs. Auth., Rev. Bonds (Ralston Creek at Arvada Project), Series 2017-A, 6.00% 2052	6,500	6,490
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 20424	2,500	2,007
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 20474	5,500	4,434
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.00% 2030 (preref. 2020)	350	404
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.25% 2040 (preref. 2020)	975	1,133
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 6.00% 2040 (preref. 2021)	1,250	1,494
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighbourhoods Project), Series 2016, 5.00% 2031	1,100	1,152
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	4,750	5,093
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.50% 2028	525	598
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	1,000	1,135
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2029	1,500	1,656
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	2,500	2,686
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.00% 2027	455	506
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2031	2,395	2,631
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2032	850	925
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2037	2,300	2,465
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2047	14,230	14,974
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighbourhoods Project), Series 2016, 5.00% 2026	750	812
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighbourhoods Project), Series 2016, 5.00% 2037	2,500	2,581
High Performance Transportation Enterprise, C-470 Express Lanes Rev. Bonds, Series 2017, 5.00% 2051	3,250	3,566
International Center Metropolitan Dist. No. 3 (City of Aurora), G.O. Rev. Ref. and Improvement Bonds (Limited Tax Convertible to Unlimited Tax), Series 2016, 4.625% 2031	635	609
International Center Metropolitan Dist. No. 3 (City of Aurora), G.O. Rev. Ref. and Improvement Bonds (Limited Tax Convertible to Unlimited Tax), Series 2016, 5.00% 2046	3,140	2,982
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 20202	1,500	1,612
Leyden Rock Metropolitan Dist. No. 10 (in the City of Arvada), Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. and Improvement Bonds, Series 2016-A, 4.00% 2025	500	502
Leyden Rock Metropolitan Dist. No. 10 (in the City of Arvada), Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. and Improvement Bonds, Series 2016-A, 4.375% 2033	750	735
Leyden Rock Metropolitan Dist. No. 10 (in the City of Arvada), Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. and Improvement Bonds, Series 2016-A, 5.00% 2045	2,250	2,272
Leyden Rock Metropolitan Dist. No. 10 (in the City of Arvada), Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. and Improvement Bonds, Series 2016-B, 7.25% 20454	500	485
City of Loveland, Centerra Metropolitan Dist. No. 1 (Larimer County), Rev. Ref. Bonds, Series 2017, 5.00% 2021	1,500	1,646
City of Loveland, Centerra Metropolitan Dist. No. 1 (Larimer County), Rev. Ref. Bonds, Series 2017, 5.00% 2022	1,900	2,104
Midcities Metropolitan Dist. No. 2 (In the City and County of Broomfield), Special Rev. Ref. Bonds, Series 2016-B, 7.75% 20464	1,445	1,355
Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, 5.00% 2035	2,000	2,024
Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, 5.00% 2046	750	742
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	2,700	3,080
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,500	3,968
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	750	803
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	2,000	2,587
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2034	1,700	1,877
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	16,277

American High-Income Municipal Bond Fund — Page 11 of 57

Bonds, notes & other debt instruments Colorado (continued)	Principal?amount (000)	Value (000)
Solaris Metropolitan Dist. No. 3 (In the Town of Vail), Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2036	$1,335	$1,396
Solaris Metropolitan Dist. No. 3 (In the Town of Vail), Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2046	2,880	2,983
Solaris Metropolitan Dist. No. 3 (In the Town of Vail), Limited Tax G.O. Rev. Ref. Bonds, Series 2016-B, 7.00% 20464	1,500	1,489
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds, Series 2007, RADIAN insured, 5.25% 2034	430	435
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Ref. and Improvement Bonds, Series 2007, 5.20% 2036	3,225	3,228
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Ref. and Improvement Bonds, Series 2013, 5.00% 2033	505	528
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Ref. and Improvement Bonds, Series 2013, 5.125% 2038	2,070	2,231
City of Thornton, Big Dry Creek Metropolitan Dist. (Adams County), G.O. Bonds, Series 2017, 7.75% 20474	644	650
City of Thornton, Big Dry Creek Metropolitan Dist. (Adams County), G.O. Bonds, Series 2017-A, 5.75% 2047	2,415	2,440
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Rev. Ref. Bonds, Series 2006-B, 0% 2040 (preref. 2021)	2,220	2,945
		273,268
Connecticut0.84%
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.625% 2030	1,105	1,154
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	6,600	6,843
Health and Educational Facs. Auth., Rev Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-A, 5.00% 20462	1,000	1,012
Health and Educational Facs. Auth., Rev Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-A, 5.00% 20532	1,440	1,449
Health and Educational Facs. Auth., Rev Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-B-2, 2.875% 20202	1,400	1,400
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2011-A, 5.00% 2032	250	275
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.00% 2030	1,010	1,031
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.00% 2031	1,000	1,015
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 2032	1,000	1,019
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 2033	500	508
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-B-2, AMT, 3.50% 2039	1,325	1,403
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-F-2, AMT, 3.50% 2039	1,240	1,309
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, 7.00% 20452	4,895	5,185
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.125% 2023	2,180	2,215
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2015-A, 6.75% 20452	7,940	8,340
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2015-C, 6.25% 20302	4,500	4,821
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2016-A, 5.50% 20262	7,500	7,626
		46,605
Delaware0.00%
Housing Auth., Single Family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	155	161

American High-Income Municipal Bond Fund — Page 12 of 57

Bonds, notes & other debt instruments District of Columbia1.17%	Principal?amount (000)	Value (000)
Dist. of Columbia, Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2036	$3,395	$3,682
Dist. of Columbia, Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2041	1,545	1,662
Dist. of Columbia, Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2046	4,170	4,468
Dist. of Columbia, Rev. Bonds (Ingleside Rock Creek), Series 2017-A, 5.00% 2032	1,000	1,019
Dist. of Columbia, Rev. Bonds (Ingleside Rock Creek), Series 2017-A, 5.00% 2037	1,000	1,000
Dist. of Columbia, Rev. Bonds (Ingleside Rock Creek), Series 2017-A, 5.00% 2042	1,500	1,474
Dist. of Columbia, Rev. Bonds (Ingleside Rock Creek), Series 2017-A, 5.00% 2052	3,000	2,880
Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2009-B, Assured Guaranty insured, 0% 2035	2,700	1,373
Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0% 20441	5,000	5,920
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. (Dulles Metrorail Project), Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 2037	10,000	4,654
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev., Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2040	18,255	7,479
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A, 0% 2046	202,500	29,057
		64,668
Florida5.18%
Alachua County, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2032	500	590
Alachua County, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2042	2,000	2,353
Alachua County, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2046	1,500	1,758
Alachua County, Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2007-A, (3-month USD-LIBOR x 0.67 + 0.87%) 1.675% 20373	1,620	1,446
Alachua County, Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2044	3,700	4,091
City of Atlantic Beach, Health Care Facs. Rev. and Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 2022	100	112
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2013-B, 5.625% 2043	1,000	1,110
Brevard County Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2032	2,470	2,768
Brevard County Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2039	750	827
Broward County, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 2023	4,000	4,637
Broward County, Airport System Rev. Ref. Bonds, Series 2013-A, 5.25% 2043	2,000	2,247
Broward County, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2034	2,000	2,251
Broward County, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2035	2,000	2,244
City of Cape Coral, Health Facs. Auth., Senior Housing Rev. Bonds (Gulf Care, Inc. Project), 6.00% 20452	7,000	7,406
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	1,020	1,022
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 20242	1,000	1,113
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 20302	7,000	7,797
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 5.50% 2028	1,435	1,586
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	11,930	13,325
Escambia County, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.75% 2029	5,250	5,804
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 20244	10,260	—
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2011, 0% 2039	40,170	8,034
Greater Orlando Aviation Auth. (City of Orlando), Airport Facs. Rev. Bonds, Series 2016-A, AMT, 5.00% 2046	2,000	2,275
Greater Orlando Aviation Auth. (City of Orlando), Airport Facs. Rev. Ref. Bonds, Series 2016, AMT, 5.00% 2027	1,000	1,218

American High-Income Municipal Bond Fund — Page 13 of 57

Bonds, notes & other debt instruments Florida (continued)	Principal?amount (000)	Value (000)
Grove Resort Community Dev. Dist. (Orange County), Special Assessment Rev. Bonds, Series 2017-B, 5.75% 2022	$1,515	$1,527
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,160
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 2030	2,750	3,123
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,330	3,344
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project), Series 2007-A, 6.25% 20272	4,565	4,577
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036	2,190	2,042
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.25% 2037	1,000	1,019
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.375% 2047	1,100	1,123
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	2,620	2,625
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006-B, 6.77% 2020	200	207
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North Project), 4.875% 2035	495	501
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North Project), Series 2015, 4.875% 2045	2,160	2,132
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2022	1,860	2,026
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	11,195
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.50% 2031	2,600	2,933
Magnolia Creek Community Dev. Dist. (City of Freeport), Capital Improvement Rev. Bonds, Series 2007-B, 5.60% 20144	4,255	559
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, 6.32% 2045	220	213
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	3,385	3,385
Martin County, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), 5.00% 2045	500	536
Martin County, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 5.50% 2042	8,445	9,280
Martin County, Health Facs. Auth., Hospital Rev. Ref. Bonds (Martin Memorial Medical Center), Series 2012-B, 3.74% 2023	250	270
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 20364	1,035	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-A-1, 6.00% 2036	155	154
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-A-2, 6.25% 2038	285	299
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-B, 6.81% 2020	220	221
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 2037	1,735	1,833
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 2024	745	775
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2021	1,000	1,119
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2022	1,750	1,995
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2023	2,250	2,552

American High-Income Municipal Bond Fund — Page 14 of 57

Bonds, notes & other debt instruments Florida (continued)	Principal?amount (000)	Value (000)
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2039	$1,500	$1,635
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	2,000	2,298
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2033	5,000	5,688
Miami-Dade County, Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2007-B, AMBAC insured, 5.25% 2024	1,000	1,213
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,225	1,452
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	1,140	1,337
Miami World Center Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2017, 4.00% 2023	1,000	1,025
Miami World Center Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2017, 4.75% 2027	750	788
Miami World Center Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2017, 5.125% 2039	1,000	1,048
Miami World Center Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2017, 5.25% 2049	2,000	2,119
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	1,910	2,198
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,500	1,716
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	2,000	2,235
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,098
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	1,000	1,109
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	2,500	2,811
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, 5.00% 2040	1,935	2,111
Orange County, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2033	1,240	1,429
Orange County, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Project), Series 2014, 5.00% 2026	1,965	2,235
Orange County, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2035	1,500	1,646
Orange County, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2040	3,000	3,266
Orange County, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2045	4,300	4,665
Orange County, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2036	4,100	4,504
Orange County, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2041	4,380	4,784
Orange County, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2047	6,280	6,817
Palm Beach County, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	11,675	13,082
Palm Beach County, Health Facs. Auth., Rev. Bonds (Lifespaces Communities, Inc.), Series 2015-C, 5.00% 2028	1,875	2,149
Palm Beach County, Health Facs. Auth., Rev. Bonds (Lifespaces Communities, Inc.), Series 2016-B, 5.00% 2036	1,250	1,393
Palm Coast Park Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds, Series 2006, 5.70% 2037	3,130	3,082
Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County), Capital Improvement Rev. Bonds, Series 2005, 6.00% 2036	3,125	3,129
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 20204	920	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 20214	1,385	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	350	351
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-2, 0% 2036	2,770	1,041
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2039	2,250	2,425
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2044	3,170	3,404
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2036	2,000	2,106

American High-Income Municipal Bond Fund — Page 15 of 57

Bonds, notes & other debt instruments Florida (continued)	Principal?amount (000)	Value (000)
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 20234	$1,165	$815
St. Johns County, Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.875% 2040 (preref. 2020)	3,625	4,128
Seminole Tribe of Florida, Series A, 5.25% 20272	7,000	7,031
Seminole Tribe of Florida, Series A, 5.50% 20242	3,900	3,921
Seminole Tribe of Florida, Series A, 5.75% 20222	1,175	1,182
Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 20134	2,035	1,424
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 2040	1,350	1,464
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2041	1,250	1,361
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	10,000	10,746
City of Tampa, Hospital Rev. Ref. Bonds (H. Lee Moffitt Cancer Center Project), Series 2016-B, 5.00% 2037	750	838
Tampa Rev. Ref. Bonds (University of Tampa Project), 5.00% 2045	3,945	4,373
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,050	1,051
Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, BAM insured, 4.00% 2037	2,350	2,417
Volusia County, Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project), Series 2015, 5.00% 2045	1,000	1,119
Volusia County, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2030	1,500	1,726
Volusia County, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2031	1,520	1,736
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 20364	5,835	4,201
Winter Garden Village at Fowler Groves Community Dev. Dist. (City of Winter Garden), Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 2031	2,000	1,901
Winter Garden Village at Fowler Groves Community Dev. Dist. (City of Winter Garden), Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 2037	2,000	1,868
		285,430
Georgia1.79%
Atlanta Dev. Auth. Senior Health Care Facs., Rev. Bonds (Georgia Proton Treatment Center Project), Series 2017-A1, 6.75% 2035	4,000	4,129
Atlanta Dev. Auth. Senior Health Care Facs., Rev. Bonds (Georgia Proton Treatment Center Project), Series 2017-A1, 7.00% 2040	5,675	5,947
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2024	1,695	1,695
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2036	140	140
City of Atlanta, Tax Allocation Bonds (Beltline Project), Series 2008-B, 7.375% 2031 (preref. 2019)	2,500	2,725
Burke County, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Company Plant Vogtle Project), Series 2012, 1.85% 2049 (put 2019)	450	450
Clayton County, Tax Allocation Bonds (Ellenwood Project), Series 2008, 7.50% 2033	3,000	3,010
Dev. Auth. of Clayton County, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2009-A, 8.75% 2029	5,000	5,825
Cobb County, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 2033	1,000	1,160
DeKalb County, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.00% 2030	9,615	10,531
DeKalb County, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.125% 2040	8,565	9,312
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project), Series 2009, 6.00% 2029 (preref. 2019)	1,850	2,025

American High-Income Municipal Bond Fund — Page 16 of 57

Bonds, notes & other debt instruments Georgia (continued)	Principal?amount (000)	Value (000)
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	$3,395	$3,294
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.375% 2029 (preref. 2019)	710	796
Hall County and City of Gainesville, Hospital Auth., Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	460	492
Hall County and City of Gainesville, Hospital Auth., Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030 (preref. 2020)	1,540	1,690
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 6.00% 2034 (preref. 2018)	2,500	2,610
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 6.00% 2034 (preref. 2018)	920	960
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.50% 2039	3,500	3,757
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-B-2, AMT, 3.50% 2039	2,900	3,056
Macon-Bibb County, Urban Dev. Auth. Rev. Academy Bonds (Academy Classical Education, Inc.), Series 2017, 5.75% 20372	1,200	1,256
Macon-Bibb County, Urban Dev. Auth. Rev. Academy Bonds (Academy Classical Education, Inc.), Series 2017, 5.875% 20472	1,680	1,756
Macon-Bibb County, Urban Dev. Auth. Rev. Academy Bonds (Academy Classical Education, Inc.), Series 2017, 6.00% 20522	1,530	1,582
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	1,000	1,169
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	1,186
Dev. Aut. of the City of Marrietta, Rev. Bonds (Life University, Inc. Project), Series 2017-A, 5.00% 20372	2,500	2,635
Dev. Aut. of the City of Marrietta, Rev. Bonds (Life University, Inc. Project), Series 2017-A, 5.00% 20472	2,500	2,604
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	5,250	5,259
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	1,525	1,526
Municipal Electric Auth., Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015-A, 5.00% 2060	3,190	3,431
Municipal Electric Auth., Plant Vogtle Units 3&4 Project J Bonds, Series 2015-A, 5.50% 2060	2,000	2,255
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2029	1,000	1,131
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2044	2,000	2,185
State Road and Tollway Auth., Toll Rev. Convertible CABS (I-75 S Expressway Lanes Project), Series 2014-A, 0% 20242	2,115	1,518
State Road and Tollway Auth., Toll Rev. Convertible CABS (I-75 S Expressway Lanes Project), Series 2014-A, 0% 20342	3,495	1,281
State Road and Tollway Auth., Toll Rev. Convertible CABS (I-75 S Expressway Lanes Project), Series 2014-B, 0% 20491,2	6,755	4,329
		98,707
Guam0.25%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	1,500	1,727
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	1,500	1,731
Government of Guam, Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2032	2,000	2,117
Government of Guam, Business Privilege Tax Bonds, Series 2015-D, 5.00% 2030	2,000	2,200
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,000	1,164
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.25% 2025	2,000	2,146
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040	500	534
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	1,750	1,953
		13,572

American High-Income Municipal Bond Fund — Page 17 of 57

Bonds, notes & other debt instruments Hawaii0.29%	Principal?amount (000)	Value (000)
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 8.75% 2029 (preref. 2019)	$945	$1,087
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 9.00% 2044 (preref. 2019)	3,250	3,822
Hawaiian Electric Co., Inc., Special Purpose Rev. Ref. Bonds (Dept. of Budget and Fin.), AMT, 4.00% 2037	9,800	9,996
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.75% 2040	1,000	1,104
		16,009
Idaho0.02%
Health Facs. Auth., Rev. Ref. Bonds (Madison Memorial Hospital Project), Series 2016, 5.00% 2037	1,000	1,069
Illinois13.13%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project), Series 2005, 5.90% 2027	6,000	6,006
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-F, 5.00% 2018	800	791
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-F, 5.00% 2018 (escrowed to maturity)	200	211
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	1,400	1,242
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	4,650	4,625
Board of Education of the City of Chicago, Unlimited Tax G.O. Project Bonds (Dedicated Alternate Rev.), Series 2015-C, 5.25% 2039	8,740	7,628
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.00% 2029	480	419
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.25% 2025	1,500	1,393
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2013-A-1, 9.00% 2026	900	911
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 20462	17,310	17,768
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 20302	3,500	3,573
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 20422	19,285	19,854
Board of Education of the City of Chicago, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Alternative Rev.), Series 2011-C-2, (SIFMA Municipal Swap Index + 1.10%) 9.00% 2032 (put 2017)3	5,800	5,800
Board of Education of the City of Chicago, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Alternative Rev.), Series 2013-A2, (SIFMA Municipal Swap Index + 0.75%) 7.50% 20353	2,000	2,000
Board of Education of the City of Chicago, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Alternative Rev.), Series 2015-A, (SIFMA Municipal Swap Index + 4.00%) 9.00% 2032 (put 2017)3	7,175	7,175
Board of Education of the City of Chicago, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Alternative Rev.), Series 2015-G, (SIFMA Municipal Swap Index + 4.00%) 9.00% 2032 (put 2017)3	2,500	2,500
Board of Education of the City of Chicago, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2013-A-3, (SIFMA Municipal Swap Index + 0.83%) 1.65% 2036 (put 2018)3	7,000	6,785
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 2051	18,250	19,955
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2030	5,000	5,632
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2031	7,500	8,383
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2032	5,000	5,570
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	13,000	14,212
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2027	1,810	2,104
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2028	1,750	2,015

American High-Income Municipal Bond Fund — Page 18 of 57

Bonds, notes & other debt instruments Illinois (continued)	Principal?amount (000)	Value (000)
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2029	$2,500	$2,857
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2031	855	966
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Series 1999, Capital Appreciation Bonds, National insured, 0% 2031	3,000	1,594
City of Chicago, G.O. Bonds (Library), Series 2008-D, 5.00% 2039	265	265
City of Chicago, G.O. Bonds (Project and Ref)., Series 2009-C, 5.00% 2040	310	310
City of Chicago, G.O. Bonds (Project and Ref.), Series 2003-B, 5.00% 2022	1,000	1,043
City of Chicago, G.O. Bonds (Project and Ref.), Series 2003-B, 5.00% 2024	1,000	1,047
City of Chicago, G.O. Bonds (Project and Ref.), Series 2008-C, 0.00% 2031	2,000	911
City of Chicago, G.O. Bonds (Project and Ref.), Series 2008-C, 0.00% 2032	595	253
City of Chicago, G.O. Bonds (Project and Ref.), Series 2008-C, 5.00% 2024	100	101
City of Chicago, G.O. Bonds (Project and Ref.), Series 2017-A, 5.625% 2029	2,000	2,124
City of Chicago, G.O. Bonds, Project and Ref. Series 2005-D, 5.50% 2040	1,000	1,021
City of Chicago, G.O. Bonds, Project and Ref. Series 2014-A, 5.25% 2029	3,400	3,531
City of Chicago, G.O. Bonds, Series 2011-A, 5.25% 2035	500	503
City of Chicago, G.O. Bonds, Series 2015-A, 5.375% 2029	1,000	1,032
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2035	2,540	2,543
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.25% 2030	4,885	5,032
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 2038	8,650	9,299
City of Chicago, G.O. Ref. Bonds, Series 2016-C, 5.00% 2027	2,855	2,980
City of Chicago, G.O. Ref. Bonds, Series 2016-C, 5.00% 2035	1,290	1,292
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,816
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2025	1,000	1,161
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2026	1,680	1,950
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	1,000	1,170
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2043	4,250	4,957
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	515	581
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039 (preref. 2021)	2,485	2,864
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2052	2,500	2,833
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2026	3,500	3,924
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2030	1,600	1,840
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2032	5,745	6,532
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2033	1,220	1,381
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2034	3,000	3,385
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, Capital Appreciation Bonds, National insured, 0% 2025	1,015	702
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	5,460	4,716
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	5,610	4,845
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	415	424
City of Chicago, Second Lien Wastewater Transmission, Rev. Bonds, Series 2017-A, 5.00% 2037	3,000	3,318
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 1998-A, Capital Appreciation Bond, National insured, 0% 2026	560	422
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,000	1,149
City of Chicago, Wastewater Transmission, Rev. Project Bonds, Series 2012, 5.00% 2042	6,000	6,295
City of Chicago, Wastewater Transmission, Rev. Project Bonds, Series 2014, 5.00% 2020	460	497

American High-Income Municipal Bond Fund — Page 19 of 57

Bonds, notes & other debt instruments Illinois (continued)	Principal?amount (000)	Value (000)
City of Chicago, Wastewater Transmission, Rev. Project Bonds, Series 2014, 5.00% 2024	$1,000	$1,162
City of Chicago, Water Rev. Bonds, Project Series 2012, 5.00% 2042	1,700	1,789
City of Chicago, Water Rev. Bonds, Project Series 2014, 5.00% 2022	250	285
City of Chicago, Water Rev. Bonds, Project Series 2014, 5.00% 2029	1,500	1,675
City of Chicago, Water Rev. Bonds, Project Series 2014, 5.00% 2044	500	541
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2028	1,000	1,149
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2029	1,000	1,140
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2030	700	794
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,500	2,892
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2024	2,000	2,329
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2027	1,750	2,028
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 2031	1,000	1,129
Community College Dist. No. 508, County of Cook (City Colleges of Chicago), Unlimited Tax G. O. Bonds, Series 2013, 5.25% 2043	3,000	3,131
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2021	290	322
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,000	1,108
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	3,300	4,292
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project), Series 2006, 5.625% 2036	4,733	4,735
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2021	1,750	1,753
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2026	1,000	1,001
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2036	4,000	4,003
Fin. Auth., Rev. Bonds (Benedictine University Project), Series 2013-A, 6.25% 2033	1,000	1,100
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2042	1,000	1,059
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	1,000	1,134
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2032	1,000	1,125
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2035	3,460	3,852
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037 (preref. 2018)	4,500	4,588
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 2043	2,405	2,517
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. - Obligated Group), Series 2012-C, 5.00% 2020	230	255
Fin. Auth., Rev. Bonds (Lifespace Communities), Series 2015-A, 5.00% 2045	3,500	3,822
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2034	3,600	3,967
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2040	2,000	2,180
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	16,090	17,438
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,800	2,030
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2028	1,500	1,669
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 2037	5,410	5,484
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	1,060	1,249
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,183
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,174
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	2,240	2,609
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2029	3,000	3,455
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	1,500	1,716
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2031	1,000	1,136
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 2.209% 2036 (put 2021)3	800	804
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2027	1,875	2,136
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2029	9,000	10,040
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2030	1,000	1,108
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2032	5,000	5,464
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2034	1,265	1,369

American High-Income Municipal Bond Fund — Page 20 of 57

Bonds, notes & other debt instruments Illinois (continued)	Principal?amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2036	$3,820	$4,117
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2041	2,000	2,138
Fin. Auth., Rev. Bonds (Rehab Institute of Chicago), Series 2013-A, 6.00% 2043	2,300	2,615
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2032	1,100	1,235
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	1,500	1,656
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2009, 7.00% 2044 (preref. 2019)	1,055	1,180
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	1,500	1,642
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	5,500	5,949
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2032	2,000	2,209
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2033	2,000	2,200
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2035	2,000	2,187
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2037	1,750	1,906
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	6,000	6,640
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2034	1,000	1,168
Fin. Auth., Rev. Ref. Bonds (Christian Homes Inc.), 5.00% 2031	1,875	2,036
Fin. Auth., Rev. Ref. Bonds (Christian Homes Inc.), 5.00% 2036	1,000	1,070
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	6,000	6,556
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037 (preref. 2017)	1,000	1,014
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	2,620	2,796
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039 (preref. 2020)	5,765	6,508
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2035	5,450	6,070
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	2,000	2,179
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	9,705	11,010
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	125	142
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028 (preref. 2020)	1,250	1,413
Fin. Auth., Rev. Ref. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037 (preref. 2017)	2,000	2,000
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	8,710	8,868
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	1,995	2,184
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025 (preref. 2020)	1,005	1,115
Fin. Auth., Student Housing Rev. Bonds (CHF - Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2023	775	807
Fin. Auth., Student Housing Rev. Bonds (CHF - Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2024	815	846
Fin. Auth., Student Housing Rev. Bonds (CHF - Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2025	730	753
Fin. Auth., Student Housing Rev. Bonds (CHF - Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2030	2,465	2,415
Fin. Auth., Student Housing Rev. Bonds (CHF - Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2035	700	663
Fin. Auth., Student Housing Rev. Bonds (CHF - Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	11,500	10,530
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 5.75% 2021	2,000	2,167
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.00% 2024	1,000	1,092
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	16,510	18,379
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043	6,765	7,540
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-A, 5.25% 2034	2,930	2,936
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.00% 2025	5,000	5,010

American High-Income Municipal Bond Fund — Page 21 of 57

Bonds, notes & other debt instruments Illinois (continued)	Principal?amount (000)	Value (000)
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.25% 2019	$1,965	$1,969
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), 5.125% 2020	1,585	1,653
G.O. Bonds, Series 2012, 4.00% 2025	405	410
G.O. Bonds, Series 2012-A, 5.00% 2028	1,000	1,048
G.O. Bonds, Series 2013, 5.00% 2021	845	908
G.O. Bonds, Series 2013, 5.00% 2023	685	751
G.O. Bonds, Series 2013, 5.50% 2026	2,000	2,196
G.O. Bonds, Series 2013, 5.50% 2033	3,665	3,900
G.O. Bonds, Series 2013, 5.50% 2038	1,000	1,056
G.O. Bonds, Series 2013-A, 5.00% 2024	1,000	1,102
G.O. Bonds, Series 2014, 5.00% 2026	2,000	2,205
G.O. Bonds, Series 2014, 5.00% 2026	2,025	2,190
G.O. Bonds, Series 2014, 5.00% 2027	2,000	2,189
G.O. Bonds, Series 2014, 5.00% 2039	4,625	4,775
G.O. Bonds, Series 2014, 5.00% 2039	2,600	2,687
G.O. Bonds, Series 2016, 4.00% 2032	7,000	6,704
G.O. Bonds, Series 2016, 5.00% 2025	2,970	3,286
G.O. Bonds, Series 2016, 5.00% 2026	8,250	9,102
G.O. Bonds, Series 2016, 5.00% 2028	3,000	3,282
G.O. Bonds, Series 2016, 5.00% 2028	1,500	1,629
G.O. Bonds, Series 2016, 5.00% 2038	1,000	1,045
G.O. Bonds, Series 2016, 5.00% 2041	2,125	2,205
G.O. Bonds, Series 2017, 5.00% 2033	4,000	4,230
G.O. Ref. Bonds, 5.00% 2030	3,000	3,208
G.O. Ref. Bonds, Series 2012, 5.00% 2025	1,750	1,873
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2030	750	773
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 2046	5,250	5,534
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 2046	4,660	4,934
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2025	3,000	3,520
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2026	1,150	1,358
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project), Series 2004, 6.25% 2034	1,559	1,562
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 5.75% 20224	1,900	292
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 6.125% 20404	5,000	769
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2002-A, National insured, 0% 2030	2,500	1,487
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2002-A, National insured, 0% 2032	13,860	7,296
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2002-A, National insured, 0% 2033	10,000	5,000
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2002-A, National insured, 0% 2034	10,000	4,855
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2002-A, National insured, 0% 2035	2,505	1,159
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2002-A, National insured, 0% 2036	1,905	840
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2002-A, National insured, Capital Appreciation Bond, 0% 2038	2,500	1,002

American High-Income Municipal Bond Fund — Page 22 of 57

Bonds, notes & other debt instruments Illinois (continued)	Principal?amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-A, 5.00% 2042	$1,500	$1,524
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-B, Capital Appreciation Bonds, 0.00% 2050	2,410	365
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-B, Capital Appreciation Bonds, 0.00% 2051	7,050	1,008
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2002-A, National insured, 0% 2031	4,500	2,494
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2043	800	256
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-2, 5.00% 2050	5,850	5,879
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-E, Assured Guaranty Municipal insured, 5.00% 2027	3,500	2,471
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	500	520
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2052	420	423
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, Assured Guaranty Municipal insured, 0% 2041	3,000	983
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, Assured Guaranty Municipal insured, 0% 2051	7,055	1,407
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2035	3,000	3,108
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	4,000	4,113
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds (Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	695	695
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,000	1,142
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2019	1,795	1,874
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2020	1,890	1,998
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2022	750	815
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2023	300	327
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2027	2,205	2,336
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2032	2,945	3,063
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. - Obligated Group), Series 2017-A, 5.00% 2028	550	669
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.125% 2043 (preref. 2023)	1,570	2,099
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048 (preref. 2023)	11,020	15,060
Sports Facs. Auth., Sports Facs. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2032	1,000	1,098
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2030	6,000	6,640
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2031	2,000	2,204
City of Springfield, Electric Rev. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2040	1,000	1,110
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	5,000	5,643

American High-Income Municipal Bond Fund — Page 23 of 57

Bonds, notes & other debt instruments Illinois (continued)	Principal?amount (000)	Value (000)
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2033	$1,000	$1,156
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2041	5,750	6,518
Board of Trustees of the University of Illinois, Series 2014-C, 5.00% 2023	775	873
Board of Trustees of the University of Illinois, Series 2016-A, 5.00% 2020	120	130
Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2024	480	551
Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	750	835
Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2036	5,000	5,129
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref. Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 3.125% 2027	1,130	1,129
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref. Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 4.00% 2036	1,250	1,254
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref. Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 5.00% 2034	5,000	5,618
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Numbers 2005-108 and 2005-109), Assured Guaranty Municipal insured, 4.00% 2036	4,830	4,844
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Numbers 2005-108 and 2005-109), Assured Guaranty Municipal insured, 5.00% 2032	4,343	4,911
		724,136
Indiana1.54%
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	9,000	9,695
Fin. Auth., Health Facs. Rev. Bonds (Good Samaritan Hospital Project), Series 2016-A, 5.50% 2041	2,000	2,193
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	1,500	1,679
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031	4,000	4,363
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2028	750	839
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	9,050	9,232
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	7,185	7,302
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2044	7,225	7,791
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.25% 2051	3,410	3,705
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 2046	2,100	2,307
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	3,705	4,242
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), 5.00% 2036	3,730	4,160
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2019	760	787
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2039	2,500	2,545
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.25% 2034	1,000	1,044
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 2038	4,210	4,413
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-A-2, AMT, 4.00% 2039	980	1,041
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis Maintenance Center Project), Series 1995-A, AMT, 6.50% 20314	3,500	9
Indianapolis Local Public Improvement, Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2016-A-1, AMT, 5.00% 2030	1,115	1,293
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.85% 2019	1,000	1,067
Knox County, Econ. Dev. Rev. and Ref. Bonds (Good Samaritan Hospital Project), Series 2012-A, 5.00% 2023	1,000	1,099
Knox County, Econ. Dev. Rev. and Ref. Bonds (Good Samaritan Hospital Project), Series 2012-A, 5.00% 2025	1,570	1,704

American High-Income Municipal Bond Fund — Page 24 of 57

Bonds, notes & other debt instruments Indiana (continued)	Principal?amount (000)	Value (000)
City of Valparaiso, Exempt Facs. Rev Bonds (Pratt Paper, LLC Project), Series 2013, AMT, 7.00% 2044	$3,080	$3,655
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), 5.50% 2027 (preref. 2017)2	800	803
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.70% 2037 (preref. 2017)	1,250	1,255
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), AMT, 5.00% 2045 (put 2022)	3,000	3,420
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2016-A, AMT, 5.00% 2046 (put 2023)	3,000	3,395
		85,038
Iowa0.47%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	2,695	2,778
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	7,500	8,015
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.50% 2022	2,000	2,046
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.875 20262	2,320	2,453
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project), Series 2007-A, 6.75% 2042 (preref. 2017)	3,000	3,049
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-A, 5.00% 2036	1,250	1,393
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2005-C, 5.50% 2042	1,180	1,177
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2005-C, 5.625% 2046	4,870	4,852
		25,763
Kansas0.28%
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	1,920	2,023
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029 (preref. 2019)	250	277
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039 (preref. 2019)	750	832
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2017-A, 5.00% 2043	4,000	4,128
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.50% 2039	5,250	5,253
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), 4.00% 2028	870	879
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), 5.00% 2034	2,125	2,143
		15,535
Kentucky0.93%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. d/b/a King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2040	2,400	2,577
County of Christian, Hospital Rev. Bonds (Jennie Stuart Medical Center), Series 2016, 5.50% 2044	3,020	3,247
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. d/b/a King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2028	1,260	1,431
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. Ref. Bonds (Rosedale Green Project), 5.50% 2035	1,750	1,761
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. Ref. Bonds (Rosedale Green Project), 5.75% 2045	5,765	5,859
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. Ref. Bonds (Rosedale Green Project), 5.75% 2050	2,650	2,685
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.375% 2024	2,000	2,084
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.625% 2027	1,000	1,041
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2041	2,000	2,186
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2046	4,935	5,365

American High-Income Municipal Bond Fund — Page 25 of 57

Bonds, notes & other debt instruments Kentucky (continued)	Principal?amount (000)	Value (000)
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 5.75% 2028	$2,500	$2,544
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2033	1,000	1,018
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2042	2,000	2,034
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2017-A, AMT, 3.00% 2029	3,000	3,014
Louisville/Jefferson County, Metro Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2029	2,300	2,725
Electric Plant Board of the City of Paducah, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	1,100	1,310
Electric Plant Board of the City of Paducah, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	500	585
Electric Plant Board of the City of Paducah, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2035	1,500	1,691
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 5.75% 2049	1,885	2,114
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	5,500	6,235
		51,506
Louisiana1.81%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2031	2,160	2,470
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2035	1,785	2,016
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2040	9,000	10,093
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2030	300	346
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2031	400	458
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2032	500	569
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2033	1,100	1,247
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2035	1,220	1,375
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2036	1,000	1,124
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	5,000	6,021
Jefferson Parish Hospital Dist. No. 1, Parish of Jefferson, Hospital Rev. Ref. Bonds (West Jefferson Medical Center), Series 2011-A, 6.00% 2039 (preref. 2021)	2,365	2,742
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-B, 7.00% 20442	3,130	3,278
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-C, 7.00% 20442	10,600	11,101
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Road Projects), Series 2015-A, 7.00% 20442	3,000	3,142
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	9,500	9,608
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	5,750	6,506
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	2,850	3,225
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin Cajun), Series 2017, Assured Guaranty Municipal insured, 5.00% 2039	1,000	1,132
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2045	500	565
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2051	10,180	11,209
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2056	1,000	1,101
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	2,000	2,172
Public Facs. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Project), Series 2016-A, 3.375% 2028	250	250
Public Facs. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Project), Series 2016-B, 3.50% 2030	500	501
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Assured Guaranty Municipal insured, 5.25% 2051	1,000	1,120

American High-Income Municipal Bond Fund — Page 26 of 57

Bonds, notes & other debt instruments Louisiana (continued)	Principal?amount (000)	Value (000)
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), 5.00% 2047	$2,500	$2,766
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2032	900	1,028
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2033	1,635	1,860
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	5,500	5,854
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	2,170	2,176
St. Tammany Public Trust Fncg. Auth., Rev. Ref. Bonds (Christwood Project), 5.00% 2024	625	658
St. Tammany Public Trust Fncg. Auth., Rev. Ref. Bonds (Christwood Project), 5.25% 2037	1,750	1,785
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2026	140	140
		99,638
Maine0.50%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2005-R-3, AMT, 5.25% 20252	2,000	2,095
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2041	1,800	1,872
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2046	1,000	1,035
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Medical Center Obligated Group Issue), Series 2013, 5.00% 2027	485	523
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Medical Center Obligated Group Issue), Series 2013, 5.00% 2043	5,970	6,173
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	4,000	4,396
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	3,375	3,698
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	1,500	1,669
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-C-1, AMT, 3.50% 2044	2,705	2,824
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,090	1,228
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,000	1,114
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2035	1,000	1,111
		27,738
Maryland1.03%
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), 5.00% 2037	2,100	2,346
Baltimore, Special Obligation Ref. Bonds, Series 2017-A, 4.00% 2027	475	490
Baltimore, Special Obligation Ref. Bonds, Series 2017-A, 4.50% 2033	3,700	3,812
Baltimore, Special Obligation Ref. Bonds, Series 2017-A, 5.00% 2038	1,725	1,832
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	905	937
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-D, AMT, 4.00% 2036	3,380	3,589
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 3.00% 20202	635	634
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 20252	2,100	2,236
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 20292	1,680	1,773
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	1,000	1,066
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	1,500	1,592
Econ. Dev. Corporation, Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.375% 2036	3,000	3,022
Econ. Dev. Corporation, Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 2044	4,600	4,624
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	1,500	1,501
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2016-A, 5.50% 2036	8,000	9,238

American High-Income Municipal Bond Fund — Page 27 of 57

Bonds, notes & other debt instruments Maryland (continued)	Principal?amount (000)	Value (000)
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 2045	$2,390	$2,670
Howard County, Retirement Community Rev. Bonds (Vantage House Fac.), Series 2017, 5.00% 2036	1,500	1,544
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	7,712	7,740
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	928	930
Prince George’s County, Rev. Auth., Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 20462	2,500	2,481
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2021	1,000	1,120
Mayor and Common Council of Westminster, Project and Rev. Ref. Bonds (Carroll Lutheran Village, Inc.), Series 2014, 5.50% 2044	1,500	1,596
		56,773
Massachusetts2.87%
Dev. Fin. Agcy., Boston Medical Center Rev. Bonds (Green Bonds), Series 2015-D, 5.00% 2044	1,500	1,629
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-B, 4.875% 20422	1,500	1,501
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-C, AMT, 5.25% 20422	9,250	9,270
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2016-E, 5.00% 2032	2,000	2,238
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2016-E, 5.00% 2034	3,000	3,330
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2016-E, 5.00% 2036	1,000	1,105
Dev. Fin. Agcy., Rev. Bonds (Emmanuel College Issue), Series 2016-A, 5.00% 2043	3,830	4,189
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds Inc. Fac.), Series 2011-A-2, 5.50% 2046	870	870
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds Inc. Fac.), Series 2011-B, 0% 2056	4,159	105
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2018	26	27
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2021	797	827
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	3,873	3,998
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	4,565	4,714
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	13,254	13,687
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2016-A, 4.68% 20212	13,325	13,556
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2016-B, 4.68% 20212	470	478
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2041	1,000	1,099
Dev. Fin. Agcy., Rev. Bonds (Umass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2029	1,800	2,081
Dev. Fin. Agcy., Rev. Bonds (Umass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2036	5,500	6,180
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	3,265	3,410
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	535	580
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024 (preref. 2019)	965	1,056
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030	360	391
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030 (preref. 2019)	640	704
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2035	1,000	1,123
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	11,175	12,770
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	6,000	6,870
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	27,000	26,514
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 5.00% 2024	5,000	5,816
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.625% 2032	15,000	15,017
Health and Educational Facs. Auth., Rev. Bonds (Umass Memorial Issue), Series 2010-G, 5.00% 2021	140	154
Health and Educational Facs. Auth., Rev. Ref. Bonds (Merrimack College), Series 2017, 5.00% 2042	1,000	1,097
Health and Educational Facs. Auth., Rev. Ref. Bonds (Merrimack College), Series 2017, 5.00% 2047	1,250	1,363
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2010-A, 5.00% 2035	1,800	1,979
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039	335	360
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039 (preref. 2019)	665	725
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	3,550	3,790

American High-Income Municipal Bond Fund — Page 28 of 57

Bonds, notes & other debt instruments Massachusetts (continued)	Principal?amount (000)	Value (000)
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 2043	$1,560	$1,700
Port Auth., Special Facs. Rev. Bonds (Delta Air Lines, Inc. Project), Series 2001-A, AMT, AMBAC-FGIC insured, 5.00% 2027	2,000	2,036
		158,339
Michigan4.06%
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2012-A, 5.25% 2039	4,850	5,385
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2026	1,000	1,116
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.00% 2038	2,500	2,363
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.125% 2043	6,000	5,655
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.125% 2032	1,000	1,001
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.375% 2041	1,270	1,271
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.625% 2041	4,750	5,078
Fin. Auth., Higher Education Facs., Limited Obligation Rev. and Rev. Ref. Bonds (Lawrence Technological University Project), Series 2017, 5.25% 2032	1,740	1,916
Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2027 (preref. 2022)	1,000	1,172
Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2039 (preref. 2022)	4,540	5,321
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2037	5,000	5,636
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2041	2,005	2,235
Fin. Auth., Hospital Rev. Ref. Bonds (Mclaren Health Care), Series 2015-B, 5.00% 2035	750	842
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	1,090	1,235
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-1, 4.50% 2029	2,600	2,736
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-1, 5.00% 2044	2,625	2,816
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-6, 5.00% 2033	2,000	2,232
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept. Water Supply System Rev. Ref. Local Project), Series 2014-D-4, 5.00% 20344-D-4, 5.00% 2034	1,000	1,114
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2032	500	551
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2034	2,000	2,188
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2035	1,500	1,636
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-D-2, 5.00% 2034	1,000	1,094
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), 5.00% 2039	1,890	2,079
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), 5.50% 2026	1,250	1,558
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2030	2,550	2,564
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2031	1,000	1,002
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2022	3,150	3,553
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2021	1,500	1,664
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), 5.84% 2020	300	315
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.375% 2035	1,500	1,670
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.50% 2039	1,750	1,948

American High-Income Municipal Bond Fund — Page 29 of 57

Bonds, notes & other debt instruments Michigan (continued)	Principal?amount (000)	Value (000)
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.00% 2023	$2,025	$2,117
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	4,000	4,324
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	2,775	2,886
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	6,000	6,616
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.75% 2039 (preref. 2019)	6,110	6,762
Hospital Fin. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048	2,000	2,175
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 2034	2,500	2,485
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	2,345	2,488
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2009-V, 8.25% 2039 (preref. 2018)	2,000	2,156
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2039	1,250	1,390
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2030	2,700	2,933
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	35	37
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038 (preref. 2018)	360	382
State Strategic Fund, Limited Obligation Rev. Bonds (Detroit Renewable Power Project), Series 2013, AMT, 8.50% 20302	2,995	3,324
State Strategic Fund, Limited Obligation Rev. Bonds (Detroit Thermal Project), Series 2013, AMT, 8.50% 20302	7,075	7,853
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.45% 2029 (put 2021)	1,950	1,923
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,800	2,011
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2034	4,235	4,248
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	62,675	60,290
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	5,440	5,623
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-B, AMT, 5.00% 2037	2,000	2,179
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	5,000	5,550
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	13,526
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2030	3,000	3,425
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2032	1,000	1,132
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2033	2,000	2,255
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2034	1,500	1,685
Wayne County, Airport Auth., Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-C, AMT, 5.00% 2044	1,000	1,096
		223,817
Minnesota0.16%
Housing and Redev. Auth. of the City of St. Paul, Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 4.75% 2029	250	253
Housing and Redev. Auth. of the City of St. Paul, Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.25% 2033	140	142
Housing and Redev. Auth. of the City of St. Paul, Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.50% 2052	1,600	1,602

American High-Income Municipal Bond Fund — Page 30 of 57

Bonds, notes & other debt instruments Minnesota (continued)	Principal?amount (000)	Value (000)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	$640	$653
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	1,450	1,542
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	4,215	4,433
		8,625
Mississippi0.20%
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,126
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 2046	2,500	2,791
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2026	1,500	1,504
Warren County, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	5,100	5,738
		11,159
Missouri1.64%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2007, 5.00% 2019	1,885	1,885
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2007, 5.00% 2027	1,270	1,270
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2007, 5.00% 2036	650	650
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2016-A, 6.00% 2033	4,860	5,161
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), 5.00% 2040	1,650	1,686
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), 5.00% 2045	1,300	1,325
Health and Educational Facs. Auth., Rev. Ref. Bonds (St Anthony’s Medical Center), Series 2015-B, 5.00% 2045	1,320	1,482
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), 5.00% 2035	1,000	1,083
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2010, 5.50% 2042	2,000	2,112
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2011, 6.00% 2041	1,000	1,095
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2016-A, 5.00% 2030	250	280
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2016-A, 5.00% 2036	1,100	1,206
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2016-A, 5.00% 2046	825	894
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2016-B, 5.00% 2035	1,100	1,207
Industrial Dev. Auth. of St. Louis, Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), 5.125% 2045	4,200	4,316
Industrial Dev. Auth. of St. Louis, Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2025	1,935	2,095
Industrial Dev. Auth. of St. Louis, Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2035	1,260	1,299
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village), Series 2016-A, 5.00% 2046	3,000	3,072
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2007-A, 5.125% 2026	7,950	7,966
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2014-A, 5.25% 2039	1,250	1,300
Mova Rolla Transportation Dev Dist., Sales Tax Rev. Bonds, Series 2017, 3.75% 2029	3,000	3,070
Mova Rolla Transportation Dev Dist., Sales Tax Rev. Bonds, Series 2017, 4.50% 2036	750	775
Mova Rolla Transportation Dev Dist., Sales Tax Rev. Bonds, Series 2017, 4.625% 2042	3,000	3,095

American High-Income Municipal Bond Fund — Page 31 of 57

Bonds, notes & other debt instruments Missouri (continued)	Principal?amount (000)	Value (000)
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	$3,000	$3,271
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2026	2,500	3,027
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2030	2,000	2,599
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2031	5,000	6,513
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2027	3,275	4,192
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2028	4,480	5,791
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2029	1,000	1,298
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2012, AMT, 5.00% 2032	1,685	1,885
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-B, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,500	1,847
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2025	1,000	1,050
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2030	1,000	1,021
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2035	700	705
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 2045	2,000	2,007
Stoddard County Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2016-B, 6.00% 2037	4,220	4,418
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	3,300	2,593
		90,541
Nebraska0.05%
Hospital Auth. No. 2 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2015, 5.00% 2048	2,350	2,602
Nevada0.82%
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2027	2,415	2,675
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2028	2,000	2,205
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	3,000	3,025
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.50% 2020	460	461
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.50% 2021	275	273
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 2022	385	371
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 2023	400	397
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 2024	410	409
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 2025	425	419
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds, Series 2012, 5.00% 2020	1,250	1,327

American High-Income Municipal Bond Fund — Page 32 of 57

Bonds, notes & other debt instruments Nevada (continued)	Principal?amount (000)	Value (000)
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds, Series 2012, 5.00% 2021	$1,335	$1,441
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.00% 2018	900	898
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.00% 2019	1,145	1,136
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.125% 2025	2,810	2,699
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2017	900	901
City of Henderson, Public Improvement Trust, Touro College and University System Obligated Group Rev. Bonds, 5.50% 2044	1,645	1,809
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Bonds, Series 2009-A, 8.00% 2030 (preref. 2019)	4,000	4,510
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2030	1,375	1,587
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,465	1,681
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2045	1,225	1,362
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 2.75% 20212	590	582
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 3.50% 20252	3,030	2,927
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 4.25% 2024	200	207
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 5.00% 2022	420	456
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 5.00% 2023	370	402
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 5.00% 2024	245	265
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 5.00% 2026	970	1,033
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 5.00% 2028	385	405
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 5.00% 2029	675	706
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 5.00% 2031	140	145
City of Las Vegas, Special Improvement Dist. Nos. 812, Local Improvement and Ref. Bonds (Summerlin Village 24), 4.50% 2025	665	686
City of Las Vegas, Special Improvement Dist. Nos. 812, Local Improvement and Ref. Bonds (Summerlin Village 24), 5.00% 2026	700	740
City of Las Vegas, Special Improvement Dist. Nos. 812, Local Improvement and Ref. Bonds (Summerlin Village 24), 5.00% 2029	1,650	1,704
City of Las Vegas, Special Improvement Dist. Nos. 812, Local Improvement and Ref. Bonds (Summerlin Village 24), 5.00% 2035	1,625	1,633
Rural Housing Auth., Single Family Mortgage Rev. Bonds (Mortgage-backed Securities Program), Series 2007-B, AMT, 5.70% 2041	220	227
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina), Limited Obligation Improvement Bonds, 6.50% 2020 (preref. 2018)	620	646
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina), Limited Obligation Improvement Bonds, 6.75% 2027 (preref. 2018)	700	743
Las Vegas Special Improvement Dist. No. 813 (Summerlin Village), Series 2017, 4.00% 2033	635	618
Las Vegas Special Improvement Dist. No. 813 (Summerlin Village), Series 2017, 4.25% 2037	350	344
Las Vegas Special Improvement Dist. No. 813 (Summerlin Village), Series 2017, 4.375% 2042	500	492
Las Vegas Special Improvement Dist. No. 813 (Summerlin Village), Series 2017, 4.50% 2047	575	572
		45,119

American High-Income Municipal Bond Fund — Page 33 of 57

Bonds, notes & other debt instruments New Hampshire0.11%	Principal?amount (000)	Value (000)
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039 (preref. 2019)	$1,445	$1,601
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2031	1,250	1,416
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-A, 6.875% 2041	2,625	2,941
		5,958
New Jersey3.81%
Atlantic City, Tax Appeal Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2027	250	287
Atlantic City, Tax Appeal Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2032	500	575
Atlantic City, Tax Appeal Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2042	1,000	1,123
Camden County, Improvement Auth., Health Care Redev. Project, Rev. Bonds (The Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	2,665	2,970
Camden County, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2030	1,405	1,558
Camden County, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2032	555	611
Camden County, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014-A, 5.00% 2029	250	279
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, 5.25% 2039	2,500	2,548
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, 5.25% 2044	1,000	1,017
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	2,250	2,572
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,500	1,673
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,111
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	1,180	1,294
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 2037	7,050	7,346
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 2043	750	784
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 2043	7,725	8,630
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 2052	3,940	4,446
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2027	1,000	1,130
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2037	1,250	1,354
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2047	3,500	3,769
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2050	1,590	1,708
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	3,500	3,747
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2024	1,475	1,638
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2030	1,000	1,098
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2035	3,750	4,051
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	2,150	2,292
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 2033	2,500	2,652

American High-Income Municipal Bond Fund — Page 34 of 57

Bonds, notes & other debt instruments New Jersey (continued)	Principal?amount (000)	Value (000)
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-AAA, 5.50% 2031	$2,000	$2,185
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 2.42% 20283	13,500	12,658
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2021	125	134
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2025	10,500	11,312
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	3,500	3,838
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	16,300	17,821
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	3,750	4,228
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,849
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	5,001
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2027	3,000	3,479
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2030	1,770	1,993
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2031	2,100	2,353
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2032	1,000	1,115
The Essex County Improvement Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), AMT, 5.25% 20452	600	603
Health Care Facs. Fncg. Auth., Rev Bonds (Princeton Healthcare Systems Issue), Series 2016-A, 5.00% 2031	140	162
Health Care Facs. Fncg. Auth., Rev Bonds (Princeton Healthcare Systems Issue), Series 2016-A, 5.00% 2034	1,000	1,138
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2024	1,000	1,167
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2027	1,000	1,155
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2030	500	563
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041 (preref. 2021)	1,000	1,186
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2031	1,700	1,883
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2035	500	545
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2043	950	1,073
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.00% 2026	2,000	2,162
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.25% 2035	3,110	3,346
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 3.75% 2026	810	834
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 4.00% 2020	3,000	3,193
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2021	1,500	1,674
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2022	1,000	1,133
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1-A, AMT, 4.00% 2027	4,000	4,197
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 3.50% 2032	1,375	1,308
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 4.00% 2039	1,250	1,239
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2022	500	566
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2023	1,000	1,147
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2024	1,000	1,157
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2025	1,000	1,164
The Pollution Control Fncg. Auth. Of Salem County, Pollution Control Rev. Bonds (Philadelphia Electric Company Project), Series 1993-A, AMT, 2.50% 2025 (put 2019)	1,000	1,007
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2026	1,920	2,136
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2029	1,200	1,319
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2025	400	460
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2027	990	1,129
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2033	2,300	2,566
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	12,650	13,948

American High-Income Municipal Bond Fund — Page 35 of 57

Bonds, notes & other debt instruments New Jersey (continued)	Principal?amount (000)	Value (000)
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	$9,465	$9,046
Transportation Trust Fund Auth., Transportation System Bonds, (Capital Appreciation Bonds) Series 2009-A, 0.00% 2039	8,185	2,619
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	9,000	4,433
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, National insured, 0% 2031	12,000	6,567
		210,054
New Mexico0.20%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Airport Road Business Center, Phase III), Series 2001-A, 8.375% 2021	675	682
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border Industrial Park, Phase I & II), Series 2001-B, 8.875% 2021	185	187
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	3,000	3,046
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2032	2,000	2,118
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2042	1,500	1,563
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2008-C, Class I, AMT, 6.95% 2039	140	142
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	125	132
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2010-A, Class I, 4.625% 2025	245	262
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2012-B-1, Class I, AMT, 3.75% 2043	965	1,002
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 2046	1,565	1,645
		10,779
New York3.96%
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2042	2,500	2,814
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	600	663
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.25% 2035	500	567
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	500	519
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 3.75% 20202	925	947
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 20252	450	491
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 20352	1,150	1,239
Build NYC Resources Corp., Rev. Bonds (Albert Einstein School of Medicine, Inc. Project), 5.50% 20452	3,300	3,622
County of Chautauqua, Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project), Series 2009, 5.875% 2042	500	523
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2048	5,000	1,489
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2051	10,000	2,590
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2052	5,000	1,240
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2054	16,000	3,601
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	10,000	2,163
Dormitory Auth., Culinary Institute of America Rev. Bonds, Series 2013, 5.50% 2033	500	579
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2040	250	280
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	1,585	1,765

American High-Income Municipal Bond Fund — Page 36 of 57

Bonds, notes & other debt instruments New York (continued)	Principal?amount (000)	Value (000)
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024 (preref. 2020)	$5	$6
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	4,000	4,348
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20312	500	553
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20322	500	550
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20332	1,200	1,315
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20342	1,200	1,313
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20352	1,000	1,093
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, 5.00% 2044	1,430	1,626
Dormitory Auth., The New School Rev. Bonds, Series 2015-A, 5.00% 2050	1,000	1,135
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 3.75% 2044 (put 2019)2	410	408
Glen Cove Local Econ. Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation Rev. Bonds, Series 2016-C, 0% 20551	11,320	8,578
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047	2,500	2,781
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047	1,190	1,363
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047 (preref. 2021)	300	348
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 1, 5.00% 20442	7,450	8,093
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 20342	7,500	8,294
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 20402	3,160	3,519
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 20442	2,625	3,170
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.75% 2051	1,000	1,155
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	13,360	14,563
County of Nassau, G.O. Bonds, Series 2016-A, 5.00% 2027	825	988
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	2,000	2,142
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	750	851
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.00% 2039	1,000	1,113
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-A-1, 5.00% 2037	1,000	1,160
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-D-1, 5.00% 2036	2,250	2,595
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-1, 5.00% 2041	300	346
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 2034	750	893
New York City, Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,600	1,629
New York City, Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	10,250	10,751
Niagara Area Dev. Corp. (New York), Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project), Series 2012-A, AMT, 5.25% 20422	2,250	2,255
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2020	2,405	2,607
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	1,200	1,329
Onondaga Civic Dev. Corp., Rev. Ref. Bonds (St. Joseph’s Hospital Health Center Project), Series 2012, 5.00% 2042 (preref. 2022)	1,000	1,179
Onondaga County, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,490	1,685
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	2,650	2,980
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	5,500	6,153
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	300	356
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 20232	8,995	9,066
Tompkins County, Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 2021	1,000	1,061
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	10,500	11,322

American High-Income Municipal Bond Fund — Page 37 of 57

Bonds, notes & other debt instruments New York (continued)	Principal?amount (000)	Value (000)
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	$18,220	$19,646
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	4,750	5,083
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2031	4,000	4,153
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2032	2,000	2,068
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2033	4,500	4,634
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2041	3,250	3,544
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	3,900	4,229
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	16,950	18,625
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2032	1,000	1,199
Westchester County, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	3,000	3,285
		218,230
North Carolina0.44%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026 (escrowed to maturity)	1,000	1,326
Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, AMT, 1.20% 2020 (put 2017)3	1,500	1,500
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 2039	2,390	2,501
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging), Series 2012-A, 4.75% 2032	1,500	1,542
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2020	725	778
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2025	3,545	3,877
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2030	1,900	1,979
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2035	1,000	1,023
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2033	500	590
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2035	1,000	1,177
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2008-A, 6.00% 2038	2,230	2,256
Medical Care Commission, Retirement Facs. First Mortgage, Rev. Ref. Bonds (Southminster), Series 2016, 5.00% 2031	2,450	2,584
Medical Care Commission, Retirement Facs. First Mortgage, Rev. Ref. Bonds (Southminster), Series 2016, 5.00% 2037	3,000	3,098
		24,231

American High-Income Municipal Bond Fund — Page 38 of 57

Bonds, notes & other debt instruments North Dakota0.15%	Principal?amount (000)	Value (000)
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2031 (preref. 2021)	$1,200	$1,365
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2035 (preref. 2021)	500	569
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	6,050	6,471
		8,405
Ohio4.18%
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	11,580	11,464
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2009-A, 4.375% 2033 (put 2022)	1,000	958
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 3.80% 2027 (preref. 2022)	1,850	1,984
Beaver County, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Project), Series 2008-B, 4.25% 2047 (put 2021)	1,000	958
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	2,350	2,215
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	58,145	54,908
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	21,300	21,021
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	3,415	3,779
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040 (preref. 2020)	1,710	1,943
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 2045	2,560	2,875
City of Centerville, Health Care Improvement and Ref. Rev. Bonds, Series 2017, 5.25% 2037	3,250	3,478
City of Centerville, Health Care Improvement and Ref. Rev. Bonds, Series 2017, 5.25% 2047	3,695	3,911
City of Centerville, Health Care Improvement and Ref. Rev. Bonds, Series 2017, 5.25% 2050	2,400	2,534
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2038 (preref. 2017)	1,000	1,012
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,535	3,840
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,095	1,234
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,000	1,125
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	2,300	2,580
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,110
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	1,000	1,102
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,174
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2029	2,000	2,314
County of Cuyahoga, Hospital Rev. Bonds (Metrohealth System), Series 2017, 5.00% 2052	5,250	5,586
County of Cuyahoga, Hospital Rev. Bonds (Metrohealth System), Series 2017, 5.00% 2057	3,000	3,192
County of Cuyahoga, Hospital Rev. Bonds (Metrohealth System), Series 2017, 5.50% 2052	4,000	4,438
County of Cuyahoga, Hospital Rev. Bonds (Metrohealth System), Series 2017, 5.50% 2057	2,750	3,058
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040	2,275	2,514
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project), Series 2010-A, 5.625% 2026	2,850	3,047
County of Franklin, Health Care Facs. Rev. Bonds (OPRS Communities), Series 2016-C, 5.00% 2038	3,000	3,207
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	8,180	9,421
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	1,500	1,640
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2031	2,855	3,130

American High-Income Municipal Bond Fund — Page 39 of 57

Bonds, notes & other debt instruments Ohio (continued)	Principal?amount (000)	Value (000)
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2046	$1,250	$1,330
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2051	4,500	4,772
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2011-A, 6.625% 2046 (preref. 2021)	1,000	1,182
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 2047	560	599
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 2052	1,125	1,194
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038	1,000	1,127
Licking County, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.00% 2050	3,560	3,754
Licking County, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.125% 2042	8,500	9,078
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2033	1,435	1,517
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2044	2,000	2,088
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2048	4,000	4,168
Solid Waste Disposal Rev. Bonds (USG Corp. Project), Series 1997, AMT, 5.60% 2032	950	952
Southeastern Ohio Port Auth., Hospital Facs. Improvement Rev. Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2020	350	375
Southeastern Ohio Port Auth., Hospital Facs. Improvement Rev. Bonds (Memorial Health System Obligated Group Project), Series 2017, 5.00% 2018	500	516
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 5.75% 2032	6,855	7,567
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	6,200	6,873
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2035	850	894
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2043	750	781
Treasurer of State, Tax-Exempt Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 2053	9,255	10,053
Warren County, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2040	1,575	1,747
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Project), Series 2009-A, 4.375% 2033 (put 2022)	3,500	3,354
		230,673
Oklahoma0.85%
Comanche County, Hospital Auth., Hospital Rev. Ref. Bonds, Series 2015, 5.00% 2025	2,115	2,273
Comanche County, Hospital Auth., Hospital Rev. Ref. Bonds, Series 2015, 5.00% 2027	1,810	1,909
Comanche County, Hospital Auth., Hospital Rev. Ref. Bonds, Series 2015, 5.00% 2029	945	984
Fort Sill Apache Ok Tribe Gaming Enterprise, Econ. Dev. Auth., Series 2011-A, 8.50% 20262	6,615	7,764
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	900	1,059
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2023	1,785	2,046
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2035	1,000	1,112
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2045	2,480	2,718
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	16,676
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2013-B, AMT, 5.50% 2035	120	126

American High-Income Municipal Bond Fund — Page 40 of 57

Bonds, notes & other debt instruments Oklahoma (continued)	Principal?amount (000)	Value (000)
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	$1,285	$1,411
Trustees of the Tulsa Municipal Airport Trust, Series 2015, AMT, 5.00% 2035 (put 2025)	8,250	8,926
		47,004
Oregon0.20%
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2045	1,500	1,709
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2027	200	239
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2028	265	314
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2029	235	277
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2030	200	234
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2031	200	233
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2032	270	313
The Hospital Fac. Auth. of Polk County, Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 2050	5,080	5,298
Yamhill County, Hospital Auth., Rev. and Rev. Ref. Bonds (Friendsview Retirement Community), Series 2016-A, 5.00% 2036	625	664
Yamhill County, Hospital Auth., Rev. and Rev. Ref. Bonds (Friendsview Retirement Community), Series 2016-A, 5.00% 2046	1,750	1,840
		11,121
Pennsylvania5.23%
Allegheny County, Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2007-A-1, (3-month USD-LIBOR x 0.67 + 0.82%) 1.604% 20373	6,000	5,716
Allentown Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Ref. Project), Series 2017, 5.00% 20322	1,595	1,692
Chester County, Health and Education, Facs. Auth. Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.00% 2030	1,000	1,022
Chester County, Health and Education, Facs. Auth. Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.00% 2035	1,000	1,002
Chester County, Health and Education, Facs. Auth. Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.25% 2045	3,800	3,833
Chester County, Individual Dev. Auth. Rev. Avon Grove Charter School Bonds, Series 2017-A, 5.00% 2047	1,160	1,200
Chester County, Individual Dev. Auth. Rev. Avon Grove Charter School Bonds, Series 2017-A, 5.00% 2051	645	661
Crawford County, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2036	1,515	1,612
Crawford County, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2046	3,440	3,618
Crawford County, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2051	3,715	3,893
Cumberland County, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 2030	1,000	1,128
Cumberland County, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 2033	1,610	1,792
Dauphin County General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 2034	1,245	1,412
Dauphin County, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 2036	500	564
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2023	2,420	2,741
Doylestown Hospital Auth. (Commonwealth of Pennsylvania), Doylestown Hospital Rev. Bonds, Series 2016-A, 5.00% 2046	6,370	6,898
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2027	500	586

American High-Income Municipal Bond Fund — Page 41 of 57

Bonds, notes & other debt instruments Pennsylvania (continued)	Principal?amount (000)	Value (000)
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2028	$900	$1,045
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2029	300	346
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2035	1,000	1,059
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	2,750	2,835
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2029	730	794
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2034	875	933
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2039	440	455
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2046	2,850	2,925
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2025	4,905	5,452
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2030	825	891
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2047	2,500	2,572
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-C, 5.00% 2037 (put 2020)	7,275	7,334
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2029	5,000	5,726
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2034	9,200	10,293
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2038	5,000	5,561
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 1.25% 2045 (put 2017)3	4,700	4,700
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2010, 6.00% 2043 (preref. 2020)	6,700	7,630
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043	4,690	5,132
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030	1,000	1,042
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044	4,260	4,341
Higher Educational Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 2050	2,400	2,737
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	4,925	5,226
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	7,890	8,118
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 2026	570	635
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 2031	750	824
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds, Series 2011-A, 5.75% 2041 (preref. 2021)	1,500	1,772
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,320	13,301
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Health System Obligated Group), Series 2007-A, 5.00% 2034	6,380	6,385

American High-Income Municipal Bond Fund — Page 42 of 57

Bonds, notes & other debt instruments Pennsylvania (continued)	Principal?amount (000)	Value (000)
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2036	$3,885	$4,214
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123A, AMT, 4.00% 2039	4,000	4,296
Lancaster County, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.00% 2030	600	651
Lancaster County, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.00% 2032	750	805
Lancaster County, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.125% 2037	1,500	1,613
Lancaster County, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.25% 2041	1,500	1,619
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.75% 2035	1,000	1,100
Lehigh County, General Purpose Auth., Hospital Rev. Bonds (Saint Luke’s Hospital of Bethlehem Project), Series 2007, (3-month USD-LIBOR x 0.67 + 0.92%) 1.712% 20333	870	764
Lycoming County, Auth., Health System Rev. Bonds (Susquehanna Health System Project), Series 2009-A, 5.75% 2039	4,500	4,794
Montgomery County, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031	520	572
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2036	4,690	5,090
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	9,125	9,811
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2046	1,060	1,139
Montgomery County, Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care Retirement Community Project), Series 2008, 7.00% 2036 (preref. 2018)	2,000	2,060
Montgomery County, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Company Project), Series 1999-B, AMT, 2.70% 2034 (put 2020)	3,500	3,519
Montgomery County, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Company Project), Series 2001-A, AMT, 2.70% 2034 (put 2020)	2,000	2,011
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 6.25% 2029 (preref. 2019)	725	810
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2036	6,750	7,462
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2027	2,500	2,759
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	2,800	3,086
Montgomery County, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2030	350	387
Montgomery County, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2046	325	346
Northampton County, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 5.00% 2046	1,000	1,107
Philadelphia Auth. for Industrial Dev., University of the Sciences Rev. Bonds, Series 2017, 5.00% 2047	4,925	5,449
School Dist. of Philadelphia, G.O. Bonds, Series 2011-E, 5.25% 2023	300	327
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2028	4,500	5,157
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2029	6,500	7,393
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2030	2,000	2,261
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2036	1,000	1,104
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2037	1,500	1,654
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2038	1,000	1,101
Public Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Company), Series 2014, AMT, 5.50% 2044	4,500	4,778
Reading School Dist. Berks County, G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2027	275	328

American High-Income Municipal Bond Fund — Page 43 of 57

Bonds, notes & other debt instruments Pennsylvania (continued)	Principal?amount (000)	Value (000)
Reading School Dist. Berks County, G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2028	$275	$325
Reading School Dist. Berks County, G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2036	1,100	1,257
Reading School Dist. Berks County, G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2038	1,500	1,709
State Public School Building Auth., School Lease Rev. Ref. Bonds (School Dist. of Philadelphia Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	5,000	5,755
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2019	3,630	3,797
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2020	3,855	4,119
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2023	4,120	4,568
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2027	10,210	10,853
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-B, 4.00% 2033	1,000	982
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, (SIFMA Municipal Swap Index + 0.60%) 1.42% 20173	1,000	1,000
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2046	1,000	1,123
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-2, (1-month USD-LIBOR x 0.70 + 0.70%) 1.559% 20183	3,000	3,002
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-1, 5.00% 2042	4,500	5,045
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,157
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project - Tanger Outlet Dev.), Series 2006-A, 5.45% 2035	4,820	4,823
		288,516
Puerto Rico2.42%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2008-A, Assured Guaranty insured, 5.125% 2047	585	596
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	17,315	13,657
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, National insured, 5.25% 2023	1,260	1,373
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, Assured Guaranty insured, 5.00% 2028	135	137
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, National insured, 5.00% 2023	480	488
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, Assured Guaranty Municipal insured, 5.00% 2030	80	81
Electric Power Auth., Power Rev. Bonds, Series 2007-VV, National insured, 5.25% 2024	550	599
Electric Power Auth., Power Rev. Bonds, Series 2007-VV, National insured, 5.25% 2032	4,520	4,741
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 20284	500	307
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 20354	1,065	654
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 20364	1,315	807
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 20404	675	414
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 20434	745	457
Electric Power Auth., Power Rev. Ref. Bonds, Series 2003-NN, National insured, 4.75% 2033	510	510
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, National insured, 5.25% 2029	690	729
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, National insured, 5.25% 2030	500	525
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, Assured Guaranty Municipal insured, 3.65% 2024	95	95
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 1.39% 20293	19,760	16,055
Electric Power Auth., Power Rev. Ref. Bonds, Series WW, 5.50% 20384	1,225	752
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA-1, Assured Guaranty Municipal insured, 4.95% 2026	545	567
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty insured, 5.50% 2031	335	380
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.25% 2032	790	882
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.25% 2033	555	618

American High-Income Municipal Bond Fund — Page 44 of 57

Bonds, notes & other debt instruments Puerto Rico (continued)	Principal?amount (000)	Value (000)
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.50% 2029	$210	$239
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2005-L, Assured Guaranty insured, 5.25% 2019	1,000	1,051
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	5,550	6,168
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	12,585	13,919
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty Municipal insured, 5.50% 2026	540	611
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), 5.00% 2036	215	189
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), 5.50% 2031	600	594
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2021	2,150	2,145
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.375% 2042	3,450	3,202
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.25% 2024	550	551
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2018	2,500	2,581
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	1,500	1,581
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2020	3,485	3,741
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	1,985	2,164
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,000	1,102
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	1,500	1,566
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), 4.00% 2024	300	247
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 3.00% 2018	355	341
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2023	960	805
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2026	795	644
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 2027	995	767
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,025	754
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2020	50	46
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	1,980	1,421
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 2029	2,220	2,220
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2002, 5.375% 2021	85	85
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2018	355	363

American High-Income Municipal Bond Fund — Page 45 of 57

Bonds, notes & other debt instruments Puerto Rico (continued)	Principal?amount (000)	Value (000)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2021	$2,020	$2,156
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	12,280	12,574
Public Improvement Bonds (G.O. Bonds), Series 2001-A, National insured, 5.50% 2020	440	470
Public Improvement Ref. Bonds (G.O. Bonds), Series 2001-A, Assured Guaranty insured, 5.50% 2029	870	985
Public Improvement Ref. Bonds (G.O. Bonds), Series 2007-A, Assured Guaranty insured, 5.50% 2020	2,435	2,600
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, AMBAC-BHAC insured, 0% 2054	815	131
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2043	790	173
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 0% 2024	180	130
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2024	115	62
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2025	255	136
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2030	144	77
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2036	145	77
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2019	1,715	953
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2020	490	270
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2021	35	19
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2022	1,655	898
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	5,665	3,059
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2024	4,010	2,155
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	2,440	1,299
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2030	2,150	1,145
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 2024	50	50
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 2025	60	60
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2018	1,855	1,113
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2018	860	516
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2019	2,490	1,383
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2020	7,130	3,926
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2021	555	303
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2022	4,010	2,175
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2026	15	8
		133,424
Rhode Island1.28%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2030	500	581
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2041	500	564
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Care New England Issue), Series 2013-A, 6.00% 2033 (preref. 2023)	1,250	1,577
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Providence College), 5.00% 2047	1,500	1,692
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2031	11,410	12,921
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2036	11,450	12,738
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2029	1,380	1,553
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2031	1,000	1,109
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2033	1,500	1,644
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039	11,745	12,264
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 4.75% 2028	800	838
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 4.75% 2029	265	277
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.625% 2026	1,000	1,016
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 4.00% 2027	2,500	2,566
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 4.00% 2028	1,000	1,016

American High-Income Municipal Bond Fund — Page 46 of 57

Bonds, notes & other debt instruments Rhode Island (continued)	Principal?amount (000)	Value (000)
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.125% 2027	$1,500	$1,458
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.25% 2028	1,500	1,450
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.375% 2029	2,815	2,717
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 3.80% 2031	2,825	2,867
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 4.00% 2027	2,950	3,054
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2007-A, 0.00% 2052	60,265	6,516
		70,418
South Carolina1.04%
Connector 2000 Association Inc., Toll Road Rev., Series 2011-A, 0% 2021	46	35
Connector 2000 Association Inc., Toll Road Rev., Series 2011-A-1, 0% 2032	2,985	950
Connector 2000 Association Inc., Toll Road Rev., Series 2011-A-1, 0% 2042	19,249	2,512
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 2043	5,160	5,521
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project), Series 2009-A, 6.50% 2042 (preref. 2020)	4,000	4,558
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs., Rev. and Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2007, 5.625% 2042	6,000	6,002
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 20362	2,000	2,017
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 20412	6,000	5,999
Public Service Auth., Rev. Obligations (Santee Cooper), Ref. Series 2013-B, 5.125% 2043	1,125	1,236
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2043	500	539
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	2,250	2,549
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-B, 5.00% 2038	3,000	3,279
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2034	6,225	6,954
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	1,250	1,366
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	9,250	10,311
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 2037	385	427
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2041	3,000	3,328
		57,583
South Dakota0.07%
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2044	800	890
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2012-D, AMT, 4.00% 2029	900	943
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-A, AMT, 4.00% 2044	1,710	1,807
		3,640
Tennessee0.47%
Chattanooga-Hamilton County, Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2039	4,315	4,696
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	3,090	3,285
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-A, AMT, 3.50% 2047	3,755	3,963
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.625% 2020	1,685	1,888
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2024	1,000	1,116
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2025	1,000	1,116
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2021	1,495	1,747
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2022	1,000	1,161
Health, Educational and Housing Fac. Board of the County of Shelby, Residential Care Fac. Mortgage Rev. Ref. Bonds (Village at Germantown), Series 2012, 5.375% 2047	1,735	1,808
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	5,000	5,422
		26,202
Texas8.19%
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 2026	4,260	4,260
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2036	1,630	1,791
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2046	2,015	2,184

American High-Income Municipal Bond Fund — Page 47 of 57

Bonds, notes & other debt instruments Texas (continued)	Principal?amount (000)	Value (000)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2051	$4,100	$4,392
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2030	1,600	1,861
City of Austin, Texas, Airport System Rev. Bonds, Series 2014, AMT, 5.00% 2044	2,750	3,064
Brazoria County, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Brazosport Regional Health System), Series 2012, 5.25% 2032 (preref. 2022)	750	884
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	24,835	26,090
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2010, 5.75% 2025 (preref. 2020)	1,000	1,108
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041 (preref. 2021)	3,000	3,489
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046 (preref. 2021)	2,200	2,577
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2015-A, 5.00% 2040	1,295	1,464
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2015-A, 5.00% 2045	1,000	1,125
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	2,000	2,276
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2032	5,000	5,643
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2037	5,000	5,596
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 2028	500	568
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2012-D, AMT, 5.00% 2042	9,000	10,016
Decatur Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.00% 2034	1,500	1,594
Decatur Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.25% 2044	1,500	1,597
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 2038	4,500	4,667
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 2042	5,000	5,166
Gregg County, Health Facs., Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System Obligated Group), Series 2012-C, 5.00% 2032	925	985
Gregg County, Health Facs., Dev. Corp., Hospital Rev. Bonds, (Good Shepherd Medical Center Project), Series 2012-C, 3.82% 2025	1,820	1,911
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project), Series 1995, AMT, 4.875% 2025	4,000	4,186
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2033	1,400	1,502
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2038	3,500	3,738
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), 5.00% 2037	2,530	2,638
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), 5.00% 2048	12,830	13,327
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	275	285
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2038	510	524
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2043	1,240	1,273
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 7.00% 2048 (preref. 2023)	3,800	4,896
Harris County, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2008-B, 7.25% 2035 (preref. 2018)	2,250	2,437
Harris County, Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project), Series 2006, 5.00% 2023 (preref. 2019)	1,000	1,091
Harris County, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 0% 2042	1,000	334
Harris County, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 0% 2050	1,500	330
Harris County, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 5.00% 2053	1,000	1,106
Harrison County, Health Facs., Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System), Series 2010, 5.25% 2028	2,625	2,778

American High-Income Municipal Bond Fund — Page 48 of 57

Bonds, notes & other debt instruments Texas (continued)	Principal?amount (000)	Value (000)
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	$95	$96
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2032	1,000	1,104
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,292
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,329
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	3,000	3,245
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-C, AMT, 5.00% 2020	7,235	7,729
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	5,500	5,974
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	6,745	7,262
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-C, 5.00% 2025	1,670	2,013
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2024	1,000	1,146
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2025	1,000	1,151
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2030	3,450	3,840
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds (Southwest Airlines Co. - Love Field Modernization Program Project), Series 2010, 5.25% 2040	2,750	3,039
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 2031	2,000	2,313
Matagorda County, Navigation Dist. Number One, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC insured, 5.125% 2028	3,280	3,937
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2016-A, AMT, 5.75% 20312	3,500	3,666
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2016-B, AMT, 5.75% 20312	14,165	14,837
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 2.50% 2020	2,500	2,548
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	5,000	5,645
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	3,500	3,868
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,652
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Jubilee Academic Center Inc.), Series 2016-A, 5.00% 20362	8,710	8,820
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Jubilee Academic Center Inc.), Series 2016-A, 5.00% 20462	3,960	3,924
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Jubilee Academic Center Inc.), Series 2017-A, 5.00% 20372	2,000	2,016
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Jubilee Academic Center Inc.), Series 2017-A, 5.125% 20472	2,085	2,096
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2031	850	902
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2046	3,350	3,458
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-A, 5.375% 2036	500	479
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-A, 5.50% 2046	800	760
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-A, 5.50% 2052	1,150	1,079
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-B-2, 3.00% 2021	475	469
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc. Project), Series 2014, 5.50% 2035	100	106

American High-Income Municipal Bond Fund — Page 49 of 57

Bonds, notes & other debt instruments Texas (continued)	Principal?amount (000)	Value (000)
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc. Project), Series 2014, 5.50% 2043	$3,700	$3,872
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc. Project), Series 2014, 5.50% 2049	1,150	1,199
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2025	350	408
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2026	330	380
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2031	900	1,000
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2040	4,900	5,334
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2031	965	1,068
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2036	1,830	1,985
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2048	6,375	6,816
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2014-A, 5.00% 2046	1,500	1,557
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2030	1,800	1,986
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2035	1,800	1,945
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2047	8,315	8,864
North Harris County, Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2033	500	588
North Harris County, Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,250	1,464
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 2032	8,000	4,985
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038 (preref. 2018)	2,000	2,040
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	560	599
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028 (preref. 2019)	1,220	1,304
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,714
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	4,500	5,188
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	2,000	2,290
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,143
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,000	1,140
Private Activity Bond Surface Transportation Corp., Rev. Bonds (Blueridge Transportation Group, LLC SH 288 Toll Lanes Project), Series 2016, AMT, 5.00% 2045	1,000	1,095
Private Activity Bond Surface Transportation Corp., Rev. Bonds (Blueridge Transportation Group, LLC SH 288 Toll Lanes Project), Series 2016, AMT, 5.00% 2050	1,850	2,020
Private Activity Bond Surface Transportation Corp., Rev. Bonds (Blueridge Transportation Group, LLC SH 288 Toll Lanes Project), Series 2016, AMT, 5.00% 2055	3,060	3,329
Public Fin. Auth., Texas Southern University, Rev. Fncg. System Bonds, Series 2016, BAM insured, 4.00% 2031	1,165	1,226
Red River Education Fin. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project), Series 2016, 4.00% 2036	500	510
Red River Education Fin. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project), Series 2016, 5.00% 2028	1,000	1,161
Red River Education Fin. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project), Series 2016, 5.00% 2046	825	922
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossing Project), Series 2014-A, 7.75% 2044	3,315	3,747
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossing Project), Series 2014-A, 8.00% 2049	3,355	3,842

American High-Income Municipal Bond Fund — Page 50 of 57

Bonds, notes & other debt instruments Texas (continued)	Principal?amount (000)	Value (000)
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2019	$3,000	$3,232
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2020	1,000	1,111
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,360	1,670
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2021	2,875	3,190
City of San Antonio, Airport System Rev. Ref. Bonds, AMT, 5.00% 2045	1,500	1,641
Sanger Texas Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 2038	3,110	995
Tarrant County, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.00% 2019 (preref. 2018)	660	687
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), 4.00% 2027	7,890	7,985
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), 4.00% 2031	5,500	5,346
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), 5.00% 2037	6,000	6,198
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), 5.00% 2045	12,125	12,419
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2024	1,610	1,808
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2030	1,650	1,766
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2040	1,350	1,418
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Senior Living), Series 2017-B-3, 3.875% 2022	2,750	2,751
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Northwest Sr Housing Corp.), Series 2017, 5.25% 2047	5,170	5,233
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.50% 2045	625	654
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-B-2, 3.875% 2020	1,750	1,751
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,045	1,055
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022 (preref. 2017)	810	820
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	560	564
Tarrant County, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2025	705	758
Tarrant County, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2045	2,190	2,183
Travis County, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	590	663
Travis County, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030 (preref. 2020)	2,410	2,848
Travis County, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040 (preref. 2020)	3,750	4,447
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Series 2002-A (Capital Appreciation Bonds), AMBAC insured, 0% 2029	10,500	7,132
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Series 2002-A, AMBAC insured, 0% 2028	21,800	15,543
Tyler Health Facs. Dev. Corp., Hospital Rev. Ref. and Improvement Bonds (East Texas Medical Center Regional Healthcare System Project), Series 2007-A, 5.25% 2027	2,100	2,005
Tyler Health Facs. Dev. Corp., Hospital Rev. Ref. and Improvement Bonds (East Texas Medical Center Regional Healthcare System Project), Series 2007-A, 5.25% 2032	6,520	6,096

American High-Income Municipal Bond Fund — Page 51 of 57

Bonds, notes & other debt instruments Texas (continued)	Principal?amount (000)	Value (000)
Tyler Health Facs. Dev. Corp., Hospital Rev. Ref. and Improvement Bonds (East Texas Medical Center Regional Healthcare System Project), Series 2007-A, 5.375% 2037	$15,420	$14,487
Wood County Central Hospital Dist., Hospital Rev. Bonds (East Texas Medical Center Quitman Project), 6.00% 2041	9,035	9,110
		451,835
Vermont0.31%
Econ. Dev. Auth., Wake Robin Corp, Series 2017-A, 5.00% 2027	1,000	1,086
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 2035	1,000	1,133
Educational and Health Buildings Fncg. Agcy., Rev. Green Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 2046	1,000	1,113
Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, (3-month USD-LIBOR + 1.50%) 2.801% 20223	859	861
Student Assistence Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.75% 2028	3,000	3,005
Student Assistence Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2029	3,500	3,551
Student Assistence Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2030	2,000	2,016
Student Assistence Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2031	1,100	1,105
Student Assistence Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2032	600	601
Student Assistence Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2027	2,150	2,463
		16,934
Virgin Islands0.04%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.625% 2029	2,500	2,019
Virginia1.02%
Industrial Dev. Auth. of the City of Alexandria, Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2045	3,000	3,292
Industrial Dev. Auth. of Botetourt County, Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	2,000	2,152
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds (Capital Appreciation Bonds), Series 2012-B, 0% 20401	1,500	1,213
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	2,500	2,651
County of Prince William, Industrial Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster at Lake Ridge), Series 2016, 5.00% 2031	635	694
County of Prince William, Industrial Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster at Lake Ridge), Series 2016, 5.00% 2046	880	946
Celebrate Virginia South Community Dev. Auth., City of Fredericksburg, Special Assessment Rev. Bonds (Celebrate Virginia South Project), Series 2006, 6.25% 20374	4,099	2,214
Econ. Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 5.00% 2042	1,000	1,015
Industrial Dev. Auth. of the City of Harrisonburg, Residential Care Fac. Rev. Ref. Bonds (Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	1,000	1,137
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2020	365	391
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	436	436
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	1,210	1,330
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 20264	867	399
Newport News Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), 5.33% 20452	16,000	17,051
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.25% 2024	3,900	3,905
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	955	956
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	4,102	4,106

American High-Income Municipal Bond Fund — Page 52 of 57

Bonds, notes & other debt instruments Virginia (continued)	Principal?amount (000)	Value (000)
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.25% 2032	$6,940	$7,676
Small Business Fncg. Auth., Rev. Ref. Bonds (Hampton University), Series 2014, 5.25% 2029	2,250	2,676
Stafford County, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2036	1,000	1,106
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	675	676
		56,022
Washington1.71%
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042 (preref. 2021)	1,250	1,452
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2036	2,620	2,770
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2041	1,920	2,021
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	9,500	9,514
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 1.82% 2035 (put 2021)3	7,375	7,328
Higher Education Facs. Auth., Rev. and Rev. Ref. Bonds (Whitworth University Project), Series 2016-A, 5.00% 2033	2,705	3,044
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 6.50% 20302	900	897
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 6.75% 20352	1,630	1,598
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 20452	6,335	6,288
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 20502	4,100	4,043
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-B-2, 4.875% 20222	3,000	3,001
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-B-3, 4.375% 20212	700	700
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 20442	7,000	7,951
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 20492	9,090	10,360
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 2044	2,135	2,221
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2030	2,000	2,242
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2031	2,000	2,233
Industrial Dev. Corp. of the Port of Seattle, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 2030	7,375	8,045
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2034	1,000	1,138
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2035	1,500	1,703
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Ref. Bonds (Skagit Regional Health), Series 2013-A, 5.00% 2037	4,000	4,237
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 4.00% 2025	500	534
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 5.00% 2027	1,000	1,128
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 5.00% 2028	1,000	1,124
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 5.00% 2029	1,000	1,112
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 5.00% 2030	1,500	1,658
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 5.00% 2031	1,500	1,650

American High-Income Municipal Bond Fund — Page 53 of 57

Bonds, notes & other debt instruments Washington (continued)	Principal?amount (000)	Value (000)
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 5.00% 2032	$1,500	$1,640
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2027	2,550	2,553
		94,185
West Virginia0.26%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2011-A, AMT, 1.70% 2041 (put 2020)	1,600	1,591
County Commission of Harrison County, Solid Waste Disposal Rev. Ref. Bonds (Allegheny Energy Supply Co., LLC Harrison Station Project), Series 2007-D, AMT, 5.50% 2037	6,175	6,195
County Commission of Pleasants County, Pollution Control Rev. Ref. Bonds (Allegheny Energy Supply Co., LLC Pleasants Station Project), Series 2007-F, 5.25% 2037	3,760	3,695
West Virginia University, Board of Governors Improvement Rev. Bonds (West Virginia University Projects), Series 2014-C, (SIFMA Municipal Swap Index + 0.53%) 1.35% 2041 (put 2019)3	3,000	3,000
		14,481
Wisconsin2.29%
General Fund Annual Appropriation Rev. Bonds, Series 2009-A, 6.00% 2036 (preref. 2019)	1,500	1,630
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036	2,000	2,211
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 4.00% 2039	500	521
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 5.00% 2039	1,000	1,161
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2034	1,800	2,012
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2042	4,215	4,639
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2046	3,105	3,405
Health and Educational Facs. Auth., Rev. Bonds (Saint John’s Communities, Inc.), Series 2009-A, 7.625% 2039 (preref. 2019)	1,000	1,137
Health and Educational Facs. Auth., Rev. Bonds (Saint John’s Communities, Inc.), Series 2015-B, 5.00% 2037	300	317
Health and Educational Facs. Auth., Rev. Bonds (Saint John’s Communities, Inc.), Series 2015-B, 5.00% 2045	1,000	1,050
Health and Educational Facs. Auth., Rev. Ref. Bonds (The Monroe Clinic, Inc.), Series 2016, 4.00% 2033	550	578
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	20,185	21,186
Milwaukee County, Airport Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2028	1,780	2,076
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), AMT, 5.00% 2022	75	80
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2042	450	469
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 2024	1,605	1,797
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Company), Series 2014, AMT, 5.25% 2030	3,000	3,244
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Company), Series 2016, AMT, 4.00% 2035	9,000	8,730
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2028	3,000	3,531
Public Fin. Auth., Limited Obligation Grant Rev. Bonds (American Dream at Meadowlands Project), Series 2017-A, 6.25% 20272	2,000	2,088
Public Fin. Auth., Limited Obligation Grant Rev. Bonds (American Dream at Meadowlands Project), Series 2017-A, 6.75% 20312	1,500	1,585
Public Fin. Auth., Limited Obligation Pilot Rev. Bonds (American Dream at Meadowlands Project), Series 2017, 7.00% 20502	10,750	11,802
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	500	528
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.75% 2042	5,000	5,213
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.75% 2035	3,000	3,194
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.875% 2045	4,150	4,392
Public Fin. Auth., Senior Living Rev. Bonds (Marys Woods Marylhurst), Series 2017-A, 5.00% 20322	1,280	1,377
Public Fin. Auth., Senior Living Rev. Bonds (Marys Woods Marylhurst), Series 2017-A, 5.25% 20372	650	704

American High-Income Municipal Bond Fund — Page 54 of 57

Bonds, notes & other debt instruments Wisconsin (continued)	Principal?amount (000)	Value (000)
Public Fin. Auth., Senior Living Rev. Bonds (Marys Woods Marylhurst), Series 2017-A, 5.25% 20422	$250	$269
Public Fin. Auth., Senior Living Rev. Bonds (Marys Woods Marylhurst), Series 2017-A, 5.25% 20472	900	964
Public Fin. Auth., Senior Living Rev. Bonds (Marys Woods Marylhurst), Series 2017-A, 5.25% 20522	2,300	2,454
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.50% 2034	1,000	1,051
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.75% 2044	1,800	1,897
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,490
Public Fin. Auth., Student Housing Rev. Bonds (CHF - Cullowhee, LLC - Western Carolina University Project), 5.00% 2035	1,000	1,058
Public Fin. Auth., Student Housing Rev. Bonds (CHF - Cullowhee, LLC - Western Carolina University Project), 5.25% 2047	2,000	2,093
Public Fin. Auth., Student Housing Rev. Bonds (CHF - Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 2030	2,140	2,346
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2027	15,115	9,436
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2028	8,975	5,284
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2029	12,855	7,130
		126,129
Total bonds, notes & other debt instruments (cost: $4,982,336,000)		5,154,896
Short-term securities6.08%
State of Alaska, City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 0.71% 20253	8,940	8,940
State of California, City of Los Angeles, Dept. of Water and Power, Commercial Paper, Series 2017-A-2, 0.90% 9/6/2017	2,000	2,000
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2017, 5.00% 6/28/2018	6,000	6,225
State of California, County of Riverside, Tax and Rev. Anticipation Note, Series 2017, 2.00% 6/29/2018	21,000	21,237
State of California, Statewide Communities Dev. Auth., Commercial Paper, Series 2008-B, 0.88% 9/13/2017	4,000	4,000
State of California, Statewide Communities Dev. Auth., Commercial Paper, Series 2008-B, 0.93% 11/16/2017	1,000	1,000
State of California, Dept. of Water Resources, Water Rev. Commercial Paper, Series 2017-2, 0.90% 8/3/2017	4,000	4,000
State of California, Dept. of Water Resources, Water Rev. Commercial Paper, Series 2017-2, 0.90% 9/7/2017	3,000	3,000
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2017-A, 5.00% 6/27/2018	10,000	10,374
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-S-1, 0.86% 8/10/2017	10,000	10,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-S-2, 0.90% 8/3/2017	4,125	4,125
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-1, 0.88% 8/2/2017	1,000	1,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-2, 0.88% 8/2/2017	7,000	7,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 0.70% 20443	6,550	6,550
State of Louisiana, Industrial Dev. Board of the Parish of East Baton Rouge, Louisiana, Inc., Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 0.71% 20403	29,000	29,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.71% 20353	31,300	31,300
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.73% 20193	785	785
State of Maryland, Baltimore County, G.O. Bond Anticipation Notes, 3.00% 3/16/2018	1,000	1,013

American High-Income Municipal Bond Fund — Page 55 of 57

Short-term securities	Principal?amount (000)	Value (000)
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2010-B, 0.90% 9/12/2017	$3,000	$3,000
State of Michigan, Fin. Auth., Hospital Project and Ref. Rev. Bonds (Ascension Senior Credit Group), Series 2016-E-3, 0.78% 20473	7,000	7,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.72% 20303	14,700	14,700
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.77% 20303	3,375	3,375
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-A, 0.72% 20303	3,200	3,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-B, 0.77% 20303	4,000	4,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.77% 20353	7,000	7,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-D, 0.72% 20353	9,500	9,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.72% 20353	8,000	8,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2014-B, 0.77% 20353	9,000	9,000
State of Missouri, Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-C4, 0.82% 20263	10,000	10,000
State of New York, Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, Bank of America LOC, 0.81% 20323	3,065	3,065
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2017-A-1, 2.00% 8/1/2017	5,000	5,001
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-B-5, 2.00% 2/1/2018	7,000	7,042
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.76% 20363	1,000	1,000
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.72% 20353	17,000	17,000
State of New York, City of New York, G.O. Bonds, Series 2008-J-5, 0.72% 20283	11,855	11,855
State of New York, New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003, Series 2002-1-C, 0.76% 20223	2,060	2,060
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2006, Series 2005-B, 0.77% 20323	8,900	8,900
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2015-AA-1, 0.72% 20483	4,000	4,000
State of Tennessee, Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 0.79% 20343	4,415	4,415
State of Texas, Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Merey Sweeny, L.P. Project), AMT, Goldman Sachs LOC, 0.78% 20183	3,100	3,100
State of Texas, Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Merey Sweeny, L.P. Project), Series 2001-A, AMT, Bank of America LOC, 0.78% 20213	400	400
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2016-H-2, 0.93% 9/6/2017	5,000	5,000
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2016-H-2, 0.94% 9/7/2017	2,000	2,000
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 3.00% 6/29/2018	25,600	26,094

American High-Income Municipal Bond Fund — Page 56 of 57

Short-term securities	Principal?amount (000)	Value (000)
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp. Rev. Bonds (ExxonMobil Project), Series 2011, 0.73% 20383	$2,400	$2,400
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp. Rev. Bonds (ExxonMobil Project), Series 2011, 0.73% 20513	1,500	1,500
Total short-term securities (cost: $335,097,000)		335,156
Total investment securities 99.57% (cost: $5,317,433,000)		5,490,052
Other assets less liabilities 0.43%		23,454
Net assets 100.00%		$5,513,506

1	Step bond; coupon rate will increase at a later date.
2	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $503,197,000, which represented 9.13% of the net assets of the fund.
3	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
4	Scheduled interest and/or principal payment was not received.

Key to abbreviations
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	TECP = Tax-Exempt Commercial Paper
Fin. = Finance

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-040-0917O-S60697	American High-Income Municipal Bond Fund — Page 57 of 57

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the investment portfolios (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, American Funds Tax-Exempt Fund of New York and The Tax-Exempt Fund of California as of July 31, 2017, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, the financial highlights of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and American Funds Tax-Exempt Fund of New York for each of the periods presented, and the financial highlights of The Tax-Exempt Fund of California for each of the periods ended after July 31, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights and investment portfolios (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of July 31, 2017 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion. The financial statements of The Tax-Exempt Fund of California as of and for the period ended July 31, 2013, including the financial highlights for each of the periods ended July 31, 2013 and August 31, 2012, were audited by other auditors whose report dated September 9, 2013, expressed an unqualified opinion on those financial statements and financial highlights.

PricewaterhouseCoopers LLP

Los Angeles, California

September 14, 2017

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the

Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

By /s/ Karl J. Zeile
Karl J. Zeile, Vice Chairman, President and Principal Executive Officer

Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Karl J. Zeile
Karl J. Zeile, Vice Chairman, President and Principal Executive Officer

Date: September 29, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: September 29, 2017